Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	ANTERO RESOURCES Corp
Entity Central Index Key	0001433270
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Pre-Effective Amendment Number	5

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 10,867	$ 18,989
Accounts receivable - trade, net of allowance for doubtful accounts of $174 and $10 in 2012 and 2013, respectively	29,231	21,296
Notes receivable - short-term portion	4,444	4,555
Accrued revenue	66,432	46,669
Derivative instruments	205,221	160,579
Other	11,710	22,518
Total current assets	327,905	274,606
Oil and natural gas properties, at cost (successful efforts method):
Unproved properties	1,366,023	1,243,237
Proved properties	2,629,529	1,689,132
Gathering systems and facilities	334,096	168,930
Other property and equipment	11,282	9,517
Property and equipment, gross	4,340,930	3,110,816
Less accumulated depletion, depreciation, and amortization	(266,296)	(173,343)
Property and equipment, net	4,074,634	2,937,473
Derivative instruments	388,694	371,436
Notes receivable - long-term portion		2,667
Other assets, net	33,915	32,611
Total assets	4,825,148	3,618,793
Current liabilities:
Accounts payable	233,751	181,478
Accrued liabilities and other	84,262	61,161
Derivative instruments	264
Revenue distributions payable	54,532	46,037
Current portion of long-term debt	25,000	25,000
Deferred income tax liability	79,722	62,620
Total current liabilities	477,531	376,296
Long-term liabilities:
Long-term debt	2,418,217	1,444,058
Deferred income tax liability	127,915	91,692
Other long-term liabilities	44,552	33,010
Total liabilities	3,068,215	1,945,056
Equity:
Members' equity	1,460,947	1,460,947
Accumulated earnings	295,986	212,790
Total equity	1,756,933	1,673,737
Total liabilities and equity	$ 4,825,148	$ 3,618,793

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Balance Sheets
Accounts receivable - trade, allowance for doubtful accounts	$ 10	$ 174	$ 182

Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Natural gas sales	$ 172,332	$ 44,688	$ 294,278	$ 89,822	$ 259,743	$ 195,116	$ 47,392
Natural gas liquids sales	17,244		27,816		3,719
Oil sales	2,085	277	2,962	325	1,520	173	39
Commodity derivative fair value gains	195,483	(6,040)	123,542	211,214	179,546	496,064	77,599
Gain on sale of gathering system				291,305	291,190
Total revenue	387,144	38,925	448,598	592,666	735,718	691,353	125,030
Operating expenses:
Lease operating expenses	1,454	1,866	2,525	2,559	6,243	4,608	1,158
Gathering, compression, processing, and transportation	48,670	20,079	89,640	31,654	91,094	37,315	9,237
Production taxes	10,108	3,371	18,727	7,113	20,210	11,915	2,885
Exploration expenses	7,300	2,952	11,662	4,756	14,675	4,034	2,350
Impairment of unproved properties	4,803	1,295	6,359	1,581	12,070	4,664	6,076
Depletion, depreciation and amortization	52,589	22,321	92,953	38,431	102,026	55,716	18,522
Accretion of asset retirement obligations	267	24	531	46	101	76	11
General and administrative	13,567	10,473	26,284	19,646	45,284	33,342	21,952
Total operating expenses	138,758	62,381	248,681	105,786	291,703	160,370	64,735
Operating income (loss)	248,386	(23,456)	199,917	486,880	444,015	530,983	60,295
Interest expense	(33,468)	(24,223)	(63,396)	(48,593)	(97,510)	(74,404)	(56,463)
Income (loss) from continuing operations before income taxes and discontinued operations	214,918	(47,679)	136,521	438,287	346,505	456,485	1,155
Income tax (expense) benefit	(83,725)	14,442	(53,325)	(183,969)	(121,229)	(185,297)	(939)
Income (loss) from continuing operations	131,193	(33,237)	83,196	254,318	225,276	271,188	216
Discontinued operations:
Loss from results of operations and sale of discontinued operations		(444,850)		(404,674)	(510,345)	121,490	228,412
Net income (loss) and comprehensive income (loss) attributable to Antero equity owners	$ 131,193	$ (478,087)	$ 83,196	$ (150,356)	$ (285,069)	$ 392,678	$ 228,628
Pro forma earnings (loss) per common share - basic
Continuing operations (in dollars per share)	$ 0.52	$ (0.13)	$ 0.33	$ 1	$ 0.89	$ 1.06
Discontinued operations (in dollars per share)		$ (1.75)		$ (1.59)	$ (2.01)	$ 0.48	$ 0.9
Net income (loss) (in dollars per share)	$ 0.52	$ (1.88)	$ 0.33	$ (0.59)	$ (1.12)	$ 1.54	$ 0.9
Pro forma earnings (loss) per common share - diluted
Continuing operations (in dollars per share)	$ 0.52	$ (0.13)	$ 0.33	$ 1	$ 0.89	$ 1.06
Discontinued operations (in dollars per share)		$ (1.75)		$ (1.59)	$ (2.01)	$ 0.48	$ 0.9
Net income (loss) (in dollars per share)	$ 0.52	$ (1.88)	$ 0.33	$ (0.59)	$ (1.12)	$ 1.54	$ 0.9
Pro forma weighted average number of shares outstanding:
Basic (in shares)	254,375	254,375	254,375	254,375	254,375	254,375	254,375
Diluted (in shares)	254,375	254,375	254,375	254,375	254,375	254,375	254,375

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ 83,196	$ (150,356)
Adjustment to reconcile net income to net cash provided by operating activities:
Depletion, depreciation, amortization, and accretion	93,484	38,477
Impairment of unproved properties	6,359	1,581
Derivative fair value gains	(123,542)	(211,214)
Cash receipts for settled derivatives	62,277	96,716
Gain on sale of assets		(291,305)
Loss on sale of discontinued operations		427,232
Deferred income tax expense	53,325	165,669
Depletion, depreciation, amortization, accretion, and impairment of unproved properties - discontinued operations		64,359
Derivative fair value gains - discontinued operations		(65,238)
Cash receipts for settled derivatives - discontinued operations		65,874
Deferred income tax expense - discontinued operations		12,727
Other	2,575	2,422
Changes in current assets and liabilities:
Accounts receivable	(7,935)	(15,791)
Accrued revenue	(19,763)	18,535
Other current assets	10,808	(3,162)
Accounts payable	(1,436)	(17,058)
Accrued liabilities	20,137	10,641
Revenue distributions payable	8,495	575
Other	4,417	10,300
Net cash provided by operating activities	192,397	160,984
Cash flows from investing activities:
Additions to proved properties		(4,451)
Additions to unproved properties	(271,003)	(263,737)
Drilling costs	(757,877)	(377,199)
Additions to gathering systems and facilities	(151,737)	(47,982)
Additions to other property and equipment	(1,766)	(1,300)
Proceeds from asset sales		811,253
Changes in other assets	3,975	(257)
Net cash from (used in) investing activities	(1,178,408)	116,327
Cash flows from financing activities:
Issuance of senior notes	231,750
Borrowings (repayments) on bank credit facility, net	743,000	(275,000)
Payments of deferred financing costs	(5,663)
Other	8,802	(79)
Net cash provided by (used in) financing activities	977,889	(275,079)
Net increase (decrease) in cash and cash equivalents	(8,122)	2,232
Cash and cash equivalents, beginning of period	18,989	3,343
Cash and cash equivalents, end of period	10,867	5,575
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	(62,246)	(45,064)
Supplemental disclosure of noncash investing activities:
Increase in accounts payable for additions to properties, gathering systems and facilities	$ 54,051	$ 31,593

Business and Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business and Organization
Business and Organization

(1) Business and Organization

        Antero Resources LLC, a limited liability company, and its consolidated operating subsidiaries (collectively referred to as the Company, we, or our) are engaged in the exploration for and the production of natural gas, natural gas liquids (NGLs), and oil onshore in the United States in unconventional reservoirs, which can generally be characterized as fractured shales and tight sand formations. Our properties are primarily located in the Appalachian Basin in West Virginia, Ohio, and Pennsylvania. During 2012 we sold our Arkoma Basin properties and our Piceance Basin properties. We also have certain midstream gathering and pipeline operations which are ancillary to our interests in producing properties. Our corporate headquarters are in Denver, Colorado.

        Our consolidated financial statements as of June 30, 2013 include the accounts of Antero Resources LLC, and its directly and indirectly owned subsidiaries. The subsidiaries include Antero Resources Corporation (ARC) (formerly Antero Resources Appalachian Corporation) and its wholly owned subsidiaries, Antero Resources Bluestone LLC and Antero Resources Finance Corporation (Antero Finance) (collectively referred to as the Antero Entities). Antero Resources LLC, the stand alone parent entity, has insignificant independent assets and no operations.

(1) Organization

  Business and Organization

        Antero Resources LLC, a limited liability company, and its consolidated operating subsidiaries (collectively referred to as the Company, we, or our) are engaged in the exploration for and the production of natural gas, natural gas liquids (NGLs), and oil onshore in the United States in unconventional reservoirs, which can generally be characterized as fractured shales and tight sand formations. Our properties are primarily located in the Appalachian Basin in West Virginia, Ohio, and Pennsylvania. During 2012 we sold our Oklahoma Arkoma Basin properties and our Colorado Piceance Basin properties. We also have certain midstream gathering and pipeline operations which are ancillary to our interests in producing properties. Our corporate headquarters are in Denver, Colorado.

        Our consolidated financial statements as of December 31, 2012 include the accounts of Antero Resources LLC, and its directly and indirectly owned subsidiaries. The subsidiaries include Antero Resources Appalachian Corporation and its wholly owned subsidiaries, Antero Resources Arkoma LLC (Antero Arkoma), Antero Resources Piceance LLC (Antero Piceance), Antero Resources Pipeline LLC (Antero Pipeline), Antero Resources Bluestone LLC, and Antero Resources Finance Corporation (Antero Finance) (collectively referred to as the Antero Entities). Subsequent to December 31, 2012 the Antero Arkoma, Antero Piceance, and Antero Pipeline LLCs were merged into Antero Resources Appalachian Corporation.

Basis of Presentation and Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis of Presentation and Significant Accounting Policies
Basis of Presentation and Significant Accounting Policies

(2) Basis of Presentation and Significant Accounting Policies

(a)   Basis of Presentation

        These consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the SEC) applicable to interim financial information and should be read in the context of the December 31, 2012 consolidated financial statements and notes thereto for a more complete understanding of the Company's operations, financial position, and accounting policies. The December 31, 2012 consolidated financial statements have been filed with the SEC in the Company's Annual Report on Form 10-K for the year ended December 31, 2012.

        The accompanying unaudited consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) for interim financial information, and, accordingly, do not include all of the information and footnotes required by GAAP for complete consolidated financial statements. In the opinion of management, the accompanying unaudited consolidated financial statements include all adjustments (consisting of normal and recurring accruals) considered necessary to present fairly the Company's financial position as of June 30, 2013, and the results of its operations for the three and six months ended June 30, 2012 and 2013, and its cash flows for the six months ended June 30, 2012 and 2013. We have no items of other comprehensive income or loss; therefore, our net income (loss) is identical to our comprehensive income (loss). All significant intercompany accounts and transactions have been eliminated. Operating results for the period ended June 30, 2013 are not necessarily indicative of the results that may be expected for the full year because of the impact of fluctuations in prices received for natural gas and oil, natural production declines, the uncertainty of exploration and development drilling results, and other factors.

        The Company's exploration and production activities are accounted for under the successful efforts method.

        As of the date these financial statements were filed with the Securities and Exchange Commission, the Company completed its evaluation of potential subsequent events for disclosure and no items requiring disclosure were identified.

(b)   Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in facts and circumstances or discovery of new information may result in revised estimates, and actual results could differ from those estimates.

        The Company's financial statements are based on a number of significant judgments, assumptions, and estimates, including estimates of gas and oil reserve quantities, which are the basis for the calculation of depreciation, depletion, and amortization, present value of future reserves, and impairment of oil and gas properties. Reserve estimates are, by their nature, inherently imprecise.

(c)   Risks and Uncertainties

        Historically, the market for natural gas has experienced significant price fluctuations. Prices for natural gas are volatile; price fluctuations can result from variations in weather, levels of production in a given region, availability of transportation capacity to other regions of the country, and various other factors. Increases or decreases in prices received could have a significant impact on the Company's future results of operations.

(d)   Cash and Cash Equivalents

        The Company considers all liquid investments purchased with an initial maturity of three months or less to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these investments.

(e)   Derivative Financial Instruments

        In order to manage its exposure to oil and gas price volatility, the Company enters into derivative transactions from time to time, which may include commodity swap agreements, collar agreements, and other similar agreements relating to natural gas expected to be produced. From time to time, the Company may also enter into derivative contracts to mitigate the effects of interest rate fluctuations. To the extent legal right of offset with a counterparty exists, the Company reports derivative assets and liabilities on a net basis. The Company has exposure to credit risk to the extent the counterparty is unable to satisfy its settlement obligation. The fair value of our commodity derivative contracts of approximately $593 million at June 30, 2013 includes the following asset values by bank counterparty: BNP Paribas—$150 million; Credit Suisse—$161 million; Wells Fargo—$99 million; JP Morgan—$102 million; Barclays—$65 million; Deutsche Bank—$11 million; Union Bank—$2 million; and Toronto Dominion Bank—$1 million. Additionally, contracts with Dominion Field Services account for $2 million of the fair value. The credit ratings of certain of these banks have been downgraded because of the sovereign debt crisis in Europe. The estimated fair value of our commodity derivative assets has been risk adjusted using a discount rate based upon the respective published credit default swap rates (if available, or if not available, a discount rate based on the applicable Reuters bond rating) at June 30, 2013 for each of the European and American banks. We believe that all of these institutions currently are acceptable credit risks.

        The Company records derivative instruments on the consolidated balance sheets as either an asset or liability measured at fair value and records changes in the fair value of derivatives in current earnings as they occur. Changes in the fair value of commodity derivatives are classified as revenues.

(f)    Fair Value Measurements

        Authoritative accounting guidance defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements. This guidance also relates to all nonfinancial assets and liabilities that are not recognized or disclosed on a recurring basis (e.g., those measured at fair value in a business combination, the initial recognition of asset retirement obligations, and impairments of proved oil and gas properties, and other long-lived assets). The fair value is the price that the Company estimates would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy is used to prioritize input to valuation techniques used to estimate fair value. An asset or liability subject to the fair value requirements is categorized within the hierarchy based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. The highest priority (Level 1) is given to unadjusted quoted market prices in active markets for identical assets or liabilities, and the lowest priority (Level 3) is given to unobservable inputs. Level 2 inputs are data, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Instruments that are valued using Level 2 inputs include nonexchange traded derivatives, such as over-the-counter commodity price swaps, basis swaps, and interest rate swaps. Valuation models used to measure fair value of these instruments consider various Level 2 inputs including (i) quoted forward prices for commodities, (ii) time value, (iii) quoted forward interest rates, (iv) current market prices and contractual prices for the underlying instruments, (v) risk of nonperformance by the Company and the counterparty, and (vi) other relevant economic measures. The Company utilizes its counterparties to assess the reasonableness of its prices and valuation techniques. To the extent a legal right of offset with a counterparty exists, the derivative assets and liabilities are reported on a net basis.

(g)   Income Taxes

        Antero Resources LLC and its subsidiaries file separate federal and state income tax returns. Antero Resources LLC is a partnership for income tax purposes and therefore is not subject to federal or state income taxes. The tax on the income of Antero Resources LLC is borne by the individual members through the allocation of taxable income.

        Antero Resources Corporation and its subsidiaries recognize deferred tax assets and liabilities for temporary differences resulting from net operating loss carryforwards for income tax purposes and the differences between the financial statement and tax basis of assets and liabilities. The effect of changes in the tax laws or tax rates is recognized in income in the period such changes are enacted. Deferred tax assets are reduced by a valuation allowance, when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

        Unrecognized tax benefits represent potential future tax obligations for uncertain tax positions taken on previously filed tax returns that may not ultimately be sustained. The Company recognizes interest expense related to unrecognized tax benefits in interest expense and fines and penalties as income tax expense. The tax years 2009 through 2012 remain open to examination by the U.S. Internal Revenue Service. The Company files tax returns with various state taxing authorities which remain open to examination for tax years 2008 through 2012.

(h)   Impairment of Unproved Properties

        Unproved properties are assessed for impairment on a property-by-property basis, and any impairment in value is charged to expense. Impairment is assessed based on remaining lease terms, drilling results, reservoir performance, commodity price outlooks, and future plans to develop acreage.

        Impairment of unproved properties during the three months ended June 30, 2012 and 2013 was $2 million and $5 million, respectively.

(i)    Industry Segment and Geographic Information

        We have evaluated how the Company is organized and managed and have identified one operating segment—the exploration and production of oil, natural gas, and natural gas liquids. We consider our gathering, processing, and marketing functions as ancillary to our oil and gas producing activities. All of our assets are located in the United States and all of our revenues are attributable to United States customers.

(j)    Guarantees

        In November 2009 and January 2010, an indirect wholly owned finance subsidiary of Antero Resources LLC, Antero Finance, issued $375 million and $150 million, respectively, of 9.375% senior notes due December 1, 2017. In August 2011, Antero Finance issued $400 million of 7.25% senior notes due August 1, 2019. In November 2012 and February 2013, Antero Finance issued $300 million and $225 million, respectively, of 6.00% senior notes due December 1, 2020. For purposes of this footnote, we collectively refer to the 2017 senior notes, the 2019 senior notes and the 2020 senior notes as the "senior notes."

        Antero Resources LLC, as the parent company (for purposes of this footnote only, the Parent Company), has no independent assets or operations. Antero Finance is a 100% indirectly owned finance subsidiary of Parent Company. The senior notes are each guaranteed on a senior unsecured basis by Parent Company and all of Parent Company's wholly owned subsidiaries (other than Antero Finance) and certain of its future restricted subsidiaries. The guarantees are full and unconditional and joint and several. The guarantor subsidiaries may be released from those guarantees upon the occurrence of certain events, including (i) the designation of that subsidiary guarantor as an unrestricted subsidiary; (ii) the release or discharge of any guarantee or indebtedness that resulted in the creation of the guarantee of the senior notes by such subsidiary guarantor; or (iii) the sale or other disposition, including the sale of substantially all of the assets, of that subsidiary guarantor. There are no significant restrictions on Antero Finance's ability to obtain funds from the Parent Company or the subsidiary guarantors by dividend or loan, except those imposed by applicable law. However, the indentures governing the senior notes and the Credit Facility agreement contain significant restrictions on the ability of Antero Finance or the subsidiary guarantors to make distributions to the Parent Company. Finally, the Parent Company's wholly owned subsidiaries do not have restricted assets that exceed 25% of net assets as of the most recent fiscal year end that may not be transferred to the Parent Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party.

(2) Summary of Significant Accounting Policies

  (a) Basis of Presentation

        The accompanying consolidated financial statements include the accounts of Antero Resources LLC and its subsidiaries. All significant intercompany accounts and transactions have been eliminated.

        As of the date these financial statements were filed with the Securities and Exchange Commission, the Company completed its evaluation of potential subsequent events for disclosure and no items other than the event described in Note 7 (d) requiring disclosure were identified.

  (b) Use of Estimates

        The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in facts and circumstances or discovery of new information may result in revised estimates, and actual results could differ from those estimates.

        The Company's consolidated financial statements are based on a number of significant estimates including estimates of gas and oil reserve quantities, which are the basis for the calculation of depreciation, depletion, amortization, present value of cash flows from reserves, and impairment of oil and gas properties. Reserve estimates by their nature are inherently imprecise.

  (c) Risks and Uncertainties

        Historically, the market for natural gas, NGLs, and oil has experienced significant price fluctuations. Prices for natural gas have been particularly volatile in recent years. The price fluctuations can result from variations in weather, levels of production in the region, availability of transportation capacity to other regions of the country, and various other factors. Increases or decreases in prices received could have a significant impact on the Company's future results of operations.

  (d) Cash and Cash Equivalents

        The Company considers all liquid investments purchased with an initial maturity of three months or less to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these instruments.

  (e) Oil and Gas Properties

        The Company accounts for its natural gas and crude oil exploration and development activities under the successful efforts method of accounting. Under the successful efforts method, costs of productive wells, development dry holes, and undeveloped leases are capitalized. Oil and gas lease acquisition costs are also capitalized. Exploration costs, including personnel and other internal costs, geological and geophysical expenses, and delay rentals for gas and oil leases, are charged to expense as incurred. Exploratory drilling costs are initially capitalized, but charged to expense if and when the well is determined not to have found reserves in commercial quantities. The Company reviews exploration costs related to wells-in-progress at the end of each quarter and makes a determination based on known results of drilling at that time whether the costs should continue to be capitalized pending further well testing and results or charged to expense. The sale of a partial interest in a proved property is accounted for as a cost recovery, and no gain or loss is recognized as long as this treatment does not significantly affect the units-of-production amortization rate. A gain or loss is recognized for all other sales of producing properties.

        Unproved properties with significant acquisition costs are assessed for impairment on a property-by-property basis, and any impairment in value is charged to expense. Impairment is assessed based on remaining lease terms, drilling results, reservoir performance, commodity price outlooks, and future plans to develop acreage. Other unproved properties are assessed for impairment on an aggregate basis. Unproved properties and the related costs are transferred to proved properties when reserves are discovered on or otherwise attributed to the property. Proceeds from sales of partial interests in unproved properties are accounted for as a recovery of cost without recognizing any gain or loss until the cost has been recovered. Impairment of unproved properties (including discontinued operations) for leases which have expired or are expected to expire was $35.9 million, $11.1 million, and $13.0 million for the years ended December 31, 2010, 2011, and 2012, respectively.

        The Company reviews its proved oil and gas properties for impairment whenever events and circumstances indicate that the carrying value of the properties may not be recoverable. When determining whether impairment has occurred, the Company estimates the expected future cash flows of its oil and gas properties and compares such future cash flows to the carrying amount of the properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company reduces the carrying amount of the properties to their estimated fair value. The factors used to determine fair value include estimates of proved reserves, future commodity prices, cash flow from commodity hedges, future production estimates, anticipated capital expenditures, and a commensurate discount rate. There were no impairments of proved natural gas properties during the years ended December 31, 2010, 2011, and 2012.

        At December 31, 2012, the Company did not have significant capitalized costs related to exploratory wells-in-progress which were pending determination of proved reserves. The Company had no significant costs which have been deferred for longer than one year pending proved reserves at December 31, 2012.

        The provision for depreciation, depletion, and amortization of oil and gas properties (including discontinued operations) is calculated on a geological reservoir basis using the units-of-production method. Depreciation, depletion, and amortization expense for oil and gas properties was $124.3 million, $164.0 million, and $181.7 million for the years ended December 31, 2010, 2011, and 2012, respectively.

  (f) Inventories

        Inventories consist of pipe and well equipment, and are stated at the lower of cost or market. Cost is determined using the first-in, first-out (FIFO) method.

  (g) Gathering Systems and Facilities

        Gathering systems and compressors are depreciated using the straight-line method over their estimated useful life of 20 years. Expenditures for installation, major additions, and improvements are capitalized, and minor replacements, maintenance, and repairs are charged to expenses as incurred. For the years ended December 31, 2010, 2011, and 2012, depreciation expense (including discontinued operations) for gathering systems and processing facilities was $8.8 million, $5.5 million, and $7.4 million, respectively. A gain or loss is recognized upon the sale or disposal of property and equipment.

  (h) Impairment of Long-Lived Assets Other than Oil and Gas Properties

        The Company evaluates its long-lived assets other than natural gas properties for impairment when events or changes in circumstances indicate that the related carrying amount of the assets may not be recoverable. Generally, the basis for making such assessments is undiscounted future cash flow projections for the unit being assessed. If the carrying value amounts of the assets are deemed to be not recoverable, the carrying amount is reduced to the estimated fair value, which is based on discounted future cash flows or other techniques, as appropriate. No impairments for such assets have been recorded through December 31, 2012.

  (i) Other Property and Equipment

        Other property and equipment is depreciated using the straight-line method over estimated useful lives ranging from three to five years. For the years ended December 31, 2010, 2011, and 2012, depreciation expense for other property and equipment was $0.8 million, $1.0 million, and $1.7 million, respectively. A gain or loss is recognized upon the sale or disposal of property and equipment.

  (j) Deferred Financing Costs

        Deferred financing costs represent loan origination fees, initial purchasers' discounts, and other borrowing costs and are included in noncurrent other assets on the consolidated balance sheets. These costs are being amortized over the term of the related debt using the effective interest method. The Company charges interest expense for deferred financing costs remaining for debt facilities that have been retired prior to their maturity date. At December 31, 2012, the Company had $28.1 million of unamortized deferred financing costs included in other long-term assets. The amounts amortized and the write-off of previously deferred debt issuance costs were $4.1 million, $3.8 million, and $5.2 million for the years ended December 31, 2010, 2011, and 2012, respectively.

  (k) Derivative Financial Instruments

        In order to manage its exposure to oil and gas price volatility, the Company enters into derivative transactions from time to time, including commodity swap agreements, collar agreements, and other similar agreements relating to natural gas expected to be produced. From time to time, the Company also enters into derivative contracts to mitigate the effects of interest rate fluctuations. To the extent legal right of offset with a counterparty exists, the Company reports derivative assets and liabilities on a net basis. The Company has exposure to credit risk to the extent the counterparty is unable to satisfy its settlement obligation. The Company actively monitors the creditworthiness of counterparties and assesses the impact, if any, on its derivative position.

        The Company records derivative instruments on the consolidated balance sheets as either an asset or liability measured at fair value and records changes in the fair value of derivatives in current earnings as they occur. Changes in the fair value of commodity derivatives are classified as revenues, and changes in the fair value of interest rate derivatives are classified as other income (expense). Cash flows from the termination of commodity derivatives in conjunction with sales of oil and gas assets are included in the investing section of the statement of cash flows.

  (l) Asset Retirement Obligations

        The Company is obligated to dispose of certain long-lived assets upon their abandonment. The Company's asset retirement obligations (ARO) relate primarily to its obligation to plug and abandon oil and gas wells at the end of their life. The ARO is recorded at its estimated fair value, measured by reference to the expected future cash outflows required to satisfy the retirement obligation discounted at the Company's credit-adjusted, risk-free interest rate. Revisions to estimated ARO can result from changes in retirement cost estimates, revisions to estimated inflation rates, and changes in the estimated timing of abandonment. The fair value of the liability is added to the carrying amount of the associated asset, and this additional carrying amount is depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for an amount other than the carrying amount of the liability, we will recognize a gain or loss on settlement.

        The Company delivers natural gas through its gathering assets and may become obligated by regulatory requirements to remove certain facilities or perform other remediation upon retirement of these assets. However, the Company is not able to reasonably determine the fair value of the ARO since future dismantlement and removal dates are indeterminate. The Company does not have access to adequate forecasts that predict the timing of expected production for existing reserves on those fields in which the Company operates. In the absence of such information, the Company is not able to make a reasonable estimate of when future dismantlement and removal dates will occur and will continue to monitor regulatory requirements to remove its gathering assets.

  (m) Environmental Liabilities

        Environmental expenditures that relate to an existing condition caused by past operations and that do not contribute to current or future revenue generation are expensed as incurred. Liabilities are accrued when environmental assessments and/or clean up is probable, and the costs can be reasonably estimated. These liabilities are adjusted as additional information becomes available or circumstances change. As of December 31, 2011 and 2012, the Company has not accrued a material amount for any environmental liabilities nor has it been fined or cited for any environmental violations that could have a material adverse effect on future capital expenditures or operating results of the Company.

  (n) Natural Gas, NGL and Oil Revenues

        Sales of natural gas, NGLs, and crude oil are recognized when the products are delivered to the purchaser and title transfers to the purchaser. Payment is generally received one month months after the sale has occurred. Variances between estimated sales and actual amounts received are recorded in the month payment is received and are not material. The Company recognizes natural gas revenues based on its entitlement share of natural gas that is produced based on its working interests in the properties. The Company records a receivable (payable) to the extent it receives less (more) than its proportionate share natural gas revenues. At December 31, 2011 and 2012, the Company had no significant imbalance positions.

  (o) Concentrations of Credit Risk

        The Company's revenues are derived principally from uncollateralized sales to purchasers in the oil and gas industry. The concentration of credit risk in a single industry affects the Company's overall exposure to credit risk because purchasers may be similarly affected by changes in economic and other conditions. The Company has not experienced significant credit losses on its receivables.

        The Company's sales to major customers (purchases in excess of 10% of total sales) for the years ended December 31, 2010, 2011, and 2012 are as follows (including sales in discontinued operations):

	2010	2011	2012
Company A	23%	28%	23%
Company B	13	17	13
Company C	11	12	10
All others	53	43	54

	100%	100%	100%

        Although a substantial portion of production is purchased by these major customers, we do not believe the loss of any one or several customers would have a material adverse effect on our business, as other customers or markets would be accessible to us.

        The Company is also exposed to credit risk on its commodity derivative portfolio. Any default by the counterparties to these derivative contracts when they become due would have a material adverse effect on our financial condition and results of operations. The fair value of our commodity derivative contracts of approximately $532 million at December 31, 2012 includes the following values by bank counterparty: JP Morgan—$94 million; BNP Paribas—$124 million; Credit Suisse—$150 million; Wells Fargo—$86 million; Barclays—$57 million; Deutsche Bank—$11 million; and Union Bank—$4 million. Additionally, contracts with Dominion Field Services account for $6 million of the fair value. The estimated fair value of our commodity derivative assets has been risk adjusted using a discount rate based upon the respective published credit default swap rates at December 31, 2012 for each of the European and American banks. We believe that all of these institutions currently are acceptable credit risks.

        The Company, at times, may have cash in banks in excess of federally insured amounts.

  (p) Income Taxes

        Antero Resources LLC and each of its operating subsidiaries file separate federal and state income tax returns. Antero Resources LLC is a partnership for income tax purposes and therefore is not subject to federal or state income taxes. The tax on the income of Antero Resources LLC is borne by the individual members through the allocation of taxable income.

        The Company's operating subsidiaries recognize deferred tax assets and liabilities for temporary differences resulting from net operating loss carryforwards for income tax purposes and the differences between the financial statement and tax basis of assets and liabilities. The effect of changes in the tax laws or tax rates is recognized in income in the period such changes are enacted. Deferred tax assets are reduced by a valuation allowance, when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

        Unrecognized tax benefits represent potential future tax obligations for uncertain tax positions taken on previously filed tax returns that may not ultimately be sustained. The Company recognizes interest expense related to unrecognized tax benefits in interest expense and fines and penalties as income tax expense. The tax years 2009 through 2012 remain open to examination by the U.S. Internal Revenue Service. The Company files tax returns with various state taxing authorities which remain open to examination for tax years 2008 through 2012.

  (q) Fair Value Measures

        FASB ASC Topic 820, Fair Value Measurements and Disclosures, clarifies the definition of fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This guidance also relates to all nonfinancial assets and liabilities that are not recognized or disclosed on a recurring basis (e.g., those measured at fair value in a business combination, the initial recognition of asset retirement obligations, and impairments of proved oil and gas properties, and other long-lived assets). The fair value is the price that the Company estimates would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy is used to prioritize input to valuation techniques used to estimate fair value. An asset or liability subject to the fair value requirements is categorized within the hierarchy based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. The highest priority (Level 1) is given to unadjusted quoted market prices in active markets for identical assets or liabilities, and the lowest priority (Level 3) is given to unobservable inputs. Level 2 inputs are data, other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Instruments which are valued using Level 2 inputs include nonexchange traded derivatives such as over-the-counter commodity price swaps, basis swaps, and interest rate swaps. Valuation models used to measure fair value of these instruments consider various Level 2 inputs including (i) quoted forward prices for commodities, (ii) time value, (iii) quoted forward interest rates, (iv) current market prices and contractual prices for the underlying instruments, (v) risk of nonperformance by the Company and the counterparty, and (vi) other relevant economic measures. The Company utilizes its counterparties to assess the reasonableness of its prices and valuation techniques. To the extent a legal right of offset with a counterparty exists, the derivative assets and liabilities are reported on a net basis.

  (r) Industry Segment and Geographic Information

        We have evaluated how the Company is organized and managed and have identified one operating segment—the exploration and production of oil, natural gas, and natural gas liquids. We consider our gathering, processing, and marketing functions as ancillary to our oil and gas producing activities. All of our assets are located in the United States and all of our revenues are attributable to customers located in the United States.

  (s) Guarantees

        In November 2009 and January 2010, an indirect wholly owned finance subsidiary of Antero Resources LLC, Antero Finance, issued $375 million and $150 million, respectively, of 9.375% senior notes due December 1, 2017. In August 2011, Antero Finance issued $400 million of 7.25% senior notes due August 1, 2019. In November 2012 and February 2013, Antero Finance issued $300 million and $225 million of 6.00% senior notes due December 1, 2020. For purposes of this footnote, we collectively refer to the 2017 senior notes, the 2019 senior notes and the 2020 senior notes as the "senior notes."

        Antero Resources LLC, as the parent company (for purposes of this footnote only, the Parent Company), has no independent assets or operations. Antero Finance is a 100% indirectly owned finance subsidiary of Parent Company. The senior notes are each guaranteed on a senior unsecured basis by Parent Company and all of Parent Company's wholly owned subsidiaries (other than Antero Finance) and certain of its future restricted subsidiaries. The guarantees are full and unconditional and joint and several. The guarantor subsidiaries may be released from those guarantees upon the occurrence of certain events, including (i) the designation of that subsidiary guarantor as an unrestricted subsidiary; (ii) the release or discharge of any guarantee or indebtedness that resulted in the creation of the guarantee of the senior notes by such subsidiary guarantor; or (iii) the sale or other disposition, including the sale of substantially all of the assets, of that subsidiary guarantor. There are no significant restrictions on Antero Finance's ability to obtain funds from the Parent Company or the subsidiary guarantors by dividend or loan, except those imposed by applicable law. However, the indentures governing the senior notes and the Credit Facility agreement contain significant restrictions on the ability of Antero Finance or the subsidiary guarantors to make distributions to the Parent Company. Finally, the Parent Company's wholly owned subsidiaries do not have restricted assets that exceed 25% of net assets as of the most recent fiscal year end that may not be transferred to the Parent Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party.

Sale of Piceance and Arkoma Properties - Discontinued Operations (Piceance Basin and Arkoma Basin)	6 Months Ended
Jun. 30, 2013
Piceance Basin and Arkoma Basin
Sale of Assets
Sale of Piceance and Arkoma Properties - Discontinued Operations

(3) Sale of Piceance and Arkoma Properties—Discontinued Operations

        On December 21, 2012, the Company completed the sale of its Piceance Basin assets. The $316 million of net proceeds from the sale represented the purchase price of $325 million, adjusted for expenses of the sale and estimated income, expenses, and capital costs related to the Piceance Basin properties from the October 1, 2012 effective date of the sale through December 21, 2012. The Company recognized a loss of $364 million on the sale of the Piceance Basin assets in the fourth quarter of 2012. The purchaser also assumed all of the Company's Rocky Mountain firm transportation obligations, which totaled approximately $100 million. In connection with the sale of the Piceance Basin assets, the Company also liquidated its hedge positions related to the Piceance Basin and realized additional proceeds of approximately $100 million.

        On June 29, 2012, the Company completed its sale of its Arkoma Basin assets and the commodity hedges associated with the Arkoma assets. Proceeds from the sale of $427 million represent the purchase price of $445 million adjusted for expenses of the sale and estimated income, expenses, and capital costs from the effective date of the sale through the closing date of June 29, 2012. The Company recognized a loss of $432 million on the sale of the Arkoma Basin assets in the second quarter of 2012.

        Results of operations for the three months and six months ended June 30, 2012 for the Piceance Basin and Arkoma Basin assets are shown as discontinued operations on the accompanying Consolidated Statement of Operations and Comprehensive Income (Loss) and are comprised of the following (in thousands):

	Three months ended June 30, 2012	Six months ended June 30, 2012
Sales of oil, natural gas, and natural gas liquids	$35,103	82,406
Commodity derivative fair value gains (losses)	(550)	65,238

Total revenues	34,553	147,644

Lease operating expenses	6,331	13,965
Gathering, compression, and transportation	14,152	30,525
Production taxes	1,264	3,098
Exploration expenses	200	412
Impairment of unproved properties	243	993
Depletion, depreciation, and amortization	31,585	63,147
Accretion of asset retirement obligations	113	219
Loss on sale of discontinued operations	427,232	427,232

Total expenses	481,120	539,591

Loss from discontinued operations before income taxes	(446,567)	(391,947)
Income tax (expense) benefit	1,717	(12,727)

Net losss from discontinued operations attributable to Antero equity owners	$(444,850)	(404,674)

Long-term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-term Debt
Long-term Debt

(4) Long-term Debt

        Long-term debt consists of the following at December 31, 2012 and June 30, 2013 (in thousands):

	December 31, 2012	June 30, 2013
Bank credit facility(a)	$217,000	960,000
9.375% senior notes due 2017(b)	525,000	525,000
7.25% senior notes due 2019(c)	400,000	400,000
6.00% senior notes due 2020(d)	300,000	525,000
9.00% senior note(d)	25,000	25,000
Net premium	2,058	8,217

	1,469,058	2,443,217
Less amounts due within one year	25,000	25,000

Total	$1,444,058	2,418,217

(a)   Bank Credit Facility

        The Company has a senior secured revolving bank credit facility (the Credit Facility) with a consortium of bank lenders. The maximum amount of the Credit Facility is $2.5 billion. Borrowings under the Credit Facility are subject to borrowing base limitations based on the collateral value of the Company's proved properties and commodity hedge positions and are subject to regular semiannual redeterminations. Effective August 29, 2013, the borrowing base was increased to $2.0 billion (from $1.75 billion at June 30, 2013) and lender commitments to $1.75 billion (from $1.45 billion at June 30, 2013). Lender commitments can be increased to the full amount of the borrowing base upon approval of the lenders. The next redetermination of the borrowing base is scheduled to occur in April 2014. The maturity date of the Credit Facility is May 12, 2016.

        The Credit Facility is secured by mortgages on substantially all of the Company's properties and guarantees from the Company's operating subsidiaries. The Credit Facility contains certain covenants, including restrictions on indebtedness and dividends, and requirements with respect to working capital and interest coverage ratios. Interest is payable at a variable rate based on LIBOR or the prime rate based on the Company's election at the time of borrowing. The Company was in compliance with all of the financial covenants under the Credit Facility as of December 31, 2012 and June 30, 2013.

        As of June 30, 2013, the Company had an outstanding balance under the Credit Facility of $960 million, with a weighted average interest rate of 2.1%, and outstanding letters of credit of approximately $32 million. As of December 31, 2012, the Company had an outstanding balance under the Credit Facility of $217 million, with a weighted average interest rate of 1.91%, and outstanding letters of credit of approximately $43 million. Commitment fees on the unused portion of the Credit Facility are due quarterly at rates ranging from 0.375% to 0.50% of the unused facility based on utilization.

(b)   9.375% Senior Notes Due 2017

        On November 17, 2009 Antero Finance issued $375 million of 9.375% senior notes due December 1, 2017 at a discount of $2.6 million. In January 2010, the Company issued an additional $150 million of the same series of 9.375% senior notes at a premium of $6.0 million. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes are guaranteed on a full and unconditional basis and joint and severally by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Interest on the notes is payable on June 1 and December 1 of each year. Antero Finance may redeem all or part of the notes at any time on or after December 1, 2013 at redemption prices ranging from 104.688% on or after December 1, 2013 to 100.00% on or after December 1, 2015. At any time prior to December 1, 2013, Antero Finance may also redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium. If Antero Resources LLC undergoes a change of control, Antero Finance may be required to offer to purchase notes from the holders.

(c)   7.25% Senior Notes Due 2019

        On August 1, 2011, Antero Finance issued $400 million of 7.25% senior notes due August 1, 2019 at par. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes rank pari passu to the existing 9.375% senior notes. The notes are guaranteed on a senior unsecured basis by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Interest on the notes is payable on August 1 and February 1 of each year. Antero Finance may redeem all or part of the notes at any time on or after August 1, 2014 at redemption prices ranging from 105.438% on or after August 1, 2014 to 100.00% on or after August 1, 2017. In addition, on or before August 1, 2014, Antero Finance may redeem up to 35% of the aggregate principal amount of the notes with the net cash proceeds of certain equity offerings, if certain conditions are met, at a redemption price of 107.25% of the principal amount of the notes, plus accrued interest. At any time prior to August 1, 2014, Antero Finance may redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium and accrued interest. If Antero Resources LLC undergoes a change of control, the note holders will have the right to require Antero Finance to repurchase all or a portion of the notes at a price equal to 101% of the principal amount of the notes, plus accrued interest.

(d)   6.00% Senior Notes Due 2020

        On November 19, 2012, Antero Finance issued $300 million of 6.00% senior notes due December 1, 2020 at par. In a subsequent transaction, on February 4, 2013 Antero Finance issued an additional $225 million of the 6.00% notes at 103% of par. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes rank pari passu to the existing 9.375% and 7.25% senior notes. The notes are guaranteed on a senior unsecured basis by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Interest on the notes is payable on June 1 and December 1 of each year. Antero Finance may redeem all or part of the notes at any time on or after December 1, 2015 at redemption prices ranging from 104.500% on or after December 1, 2015 to 100.00% on or after December 1, 2018. In addition, on or before December 1, 2015, Antero Finance may redeem up to 35% of the aggregate principal amount of the notes with the net cash proceeds of certain equity offerings, if certain conditions are met, at a redemption price of 106.00% of the principal amount of the notes, plus accrued interest. At any time prior to December 1, 2015, Antero Finance may redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium and accrued interest. If a change of control (as defined in the bond indenture) occurs at any time prior to January 1, 2014, Antero Finance may, at its option, redeem all, but not less than all, of the notes at a redemption price equal to 110% of the principal amount of the notes, plus accrued interest. If Antero Resources LLC undergoes a change of control, the note holders will have the right to require Antero Finance to repurchase all or a portion of the notes at a price equal to 101% of the principal amount of the notes, plus accrued interest.

(e)   9.00% Senior Note

        The Company assumed a $25 million unsecured note payable in the business acquisition consummated on December 1, 2010. The note bears interest at 9% and is due December 1, 2013.

(f)    Treasury Management Facility

        The Company has a stand-alone revolving note with a lender under the Credit Facility which provides for up to $25 million of cash management obligations in order to facilitate the Company's daily treasury management. Borrowings under the revolving note are secured by the collateral for the revolving credit facility. Borrowings under the facility bear interest at the lender's prime rate plus 1.0%. The note matures on June 1, 2014. At December 31, 2012 and June 30, 2013, there were no outstanding borrowings under this facility.

(7) Long-term Debt

        The Company's had long-term debt as follows at December 31, 2011 and 2012 (in thousands):

	2011	2012
Bank credit facility (a)	$365,000	217,000
9.375% senior notes due 2017 (b)	525,000	525,000
7.25% senior notes due 2019 (c)	400,000	400,000
6.00% senior notes due 2020 (d)	—	300,000
9.00% senior note due 2013 (e)	25,000	25,000
Net unamortized premium	2,330	2,058

	1,317,330	1,469,058
Less amounts due within one year	—	25,000

	$1,317,330	1,444,058

  (a) Bank Credit Facility

        The Company has a senior secured revolving bank credit facility (the Credit Facility) with a consortium of bank lenders. The maximum amount of the Credit Facility is $2.5 billion. Borrowings under the Credit Facility are subject to borrowing base limitations based on the collateral value of our proved properties and commodity hedge positions and are subject to regular semiannual redeterminations. The next redetermination of the borrowing base is scheduled to occur in May 2013. After giving effect to the issuance of the 6.00% senior notes due 2020 in November 2012 and February 2013, the borrowing base was $1.22 billion and lender commitments totaled $700 million. Lender commitments can be increased to the full $1.22 billion borrowing base upon approval of the lending bank group. The maturity date of the Credit Facility is May 12, 2016.

        The Credit Facility is secured by mortgages on substantially all of the Company's properties and guarantees from the Company's operating subsidiaries. The Credit Facility contains certain covenants, including restrictions on indebtedness and dividends, and requirements with respect to working capital and interest coverage ratios. Interest is payable at a variable rate based on LIBOR or the prime rate based on the Company's election at the time of borrowing. The Company was in compliance with all of the financial debt covenants under the Credit Facility as of December 31, 2011 and 2012.

        As of December 31, 2012, the Company had an outstanding balance under the Credit Facility of $217 million, with a weighted average interest rate of 1.91%, and outstanding letters of credit of approximately $43 million. As of December 31, 2011, the Company had an outstanding balance under the Credit Facility of $365 million, with a weighted average interest rate of 2.12%, and outstanding letters of credit of approximately $21 million. Commitment fees on the unused portion of the Credit Facility are due quarterly at rates ranging from 0.375% to 0.50% of the unused facility based on utilization.

  (b) 9.375% Senior Notes Due 2017

        On November 17, 2009, an indirect wholly owned finance subsidiary of Antero Resources LLC, Antero Finance, issued $375 million of 9.375% senior notes due December 1, 2017 at a discount of $2.6 million. In January 2010, the Company issued an additional $150 million of the same series of 9.375% senior notes at a premium of $6.0 million. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes are guaranteed on a full and unconditional basis and joint and severally by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Antero Resources LLC has no independent assets or operations. Interest on the notes is payable on June 1 and December 1 of each year. Antero Finance may redeem all or part of the notes at any time on or after December 1, 2013 at redemption prices ranging from 104.688% on or after December 1, 2013 to 100.00% on or after December 1, 2015. At any time prior to December 1, 2013, Antero Finance may also redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium. If Antero Resources LLC undergoes a change of control, Antero Finance may be required to offer to purchase notes from the holders. Antero Resources LLC, the stand-alone parent entity, has insignificant independent assets and no operations. There are no restrictions on the Company's ability to obtain cash dividends or other distributions of funds from its subsidiaries, except those imposed by applicable law.

  (c) 7.25% Senior Notes Due 2019

        On August 1, 2011, Antero Finance issued $400 million of 7.25% senior notes due August 1, 2019 at par. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes rank pari passu to the existing 9.375% senior notes. The notes are guaranteed on a senior unsecured basis by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Interest on the notes is payable on August 1 and February 1 of each year. Antero Finance may redeem all or part of the notes at any time on or after August 1, 2014 at redemption prices ranging from 105.438% on or after August 1, 2014 to 100.00% on or after August 1, 2017. In addition, on or before August 1, 2014, Antero Finance may redeem up to 35% of the aggregate principal amount of the notes with the net cash proceeds of certain equity offerings, if certain conditions are met, at a redemption price of 107.25% of the principal amount of the notes, plus accrued interest. At any time prior to August 1, 2014, Antero Finance may redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium and accrued interest. If Antero Resources LLC undergoes a change of control, the note holders will have the right to require Antero Finance to repurchase all or a portion of the notes at a price equal to 101% of the principal amount of the notes, plus accrued interest.

  (d) 6.00% Senior Notes Due 2020

        On November 19, 2012, Antero Finance issued $300 million of 6.00% senior notes due December 1, 2020 at par. In a subsequent transaction, on February 4, 2013 Antero Finance issued an additional $225 million of the 6.00% notes at 103% of par. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes rank pari passu to the existing 9.375% and 7.25% senior notes. The notes are guaranteed on a senior unsecured basis by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Interest on the notes is payable on June 1 and December 1 of each year, commencing on June 1, 2013. Antero Finance may redeem all or part of the notes at any time on or after December 1, 2015 at redemption prices ranging from 104.500% on or after December 1, 2015 to 100.00% on or after December 1, 2018. In addition, on or before December 1, 2015, Antero Finance may redeem up to 35% of the aggregate principal amount of the notes with the net cash proceeds of certain equity offerings, if certain conditions are met, at a redemption price of 106.00% of the principal amount of the notes, plus accrued interest. At any time prior to December 1, 2015, Antero Finance may redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium and accrued interest. If a change of control (as defined in the bond indenture) occurs at any time prior to January 1, 2014, Antero Finance may, at its option, redeem all, but not less than all, of the notes at a redemption price equal to 110% of the principal amount of the notes, plus accrued interest. If Antero Resources LLC undergoes a change of control, the note holders will have the right to require Antero Finance to repurchase all or a portion of the notes at a price equal to 101% of the principal amount of the notes, plus accrued interest.

  (e) 9.00% Senior Note

        The Company assumed a $25 million unsecured note payable in the business acquisition consummated on December 1, 2010. The note bears interest at 9% and is due December 1, 2013.

  (f) Treasury Management Facility

        The Company has a stand-alone revolving note with a lender under the Credit Facility which provides for up to $25.0 million of cash management obligations in order to facilitate the Company's daily treasury management. Borrowings under the revolving note are secured by the collateral for the revolving credit facility. Borrowings under the facility bear interest at the lender's prime rate plus 1.0%. The note matures on June 1, 2013. At December 31, 2012, there were no outstanding borrowings under this facility.

Ownership Structure	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Ownership Structure
Ownership Structure

(5) Ownership Structure

        At December 31, 2012 and June 30, 2013, the outstanding units in Antero Resources LLC are summarized as follows:

Units authorized and issued
Class I units	107,281,058
Class A and B units	40,007,463
Class A and B profits units	19,726,873

167,015,394

        None of the three classes of outstanding units are entitled to current cash distributions or are convertible into indebtedness. The Company has no obligation to repurchase these units at the election of the unitholders.

        In the event of a distribution from Antero Resources LLC, amounts available for distribution are distributed according to a formula set forth in the Company's limited liability company agreement that takes into account the relative priority of the various classes of units outstanding. In the event of a distribution due to the disposition of an individual Antero Entity, a portion of the proceeds is allocated to the employees of the Company based on a requisite return financial threshold. In general, distributions are made first to holders of the Class I units until they have received their investment amount and an 8% special allocation and then, as a group, to the holders of all classes of units together. The Class I units participate on a pro rata basis with the other classes of units in funds available for distributions in excess of the Class I unit investment and special allocation amounts.

        At December 31, 2012 and June 30, 2013, the Class I units had an aggregate liquidation priority, including the special allocation of 8% per annum, of $2.191 billion and $2.279 billion, respectively.

(9) Ownership Structure

        At December 31, 2012, the outstanding units in Antero Resources LLC are summarized as follows:

Units authorized and issued
Class I units	107,281,058
Class A and B units	40,007,463
Class A and B profit units	19,726,873

167,015,394

        None of the three classes of outstanding units are entitled to current cash distributions, except as provided in the limited liability operating agreement, nor are they convertible into indebtedness. The Company has no obligation to repurchase these units at the election of the unit holders.

        Antero Resources Employee Holdings LLC, a limited liability company owned by certain officers and directors, owns Class A-2, A-4, B-2, B-3, B-4, and B-5 profit units and has issued similar units to its members. These units participate only in distributions upon liquidation events meeting requisite financial return thresholds.

        In December 2010, Antero Resources LLC issued new Class I-5 and B-6 units valued in aggregate at $97 million in connection with the acquisition of Bluestone Energy Partners (see note 4).

        In the event of a distribution from Antero Resources LLC, amounts available for distribution are distributed according to a formula set forth in the limited liability company agreement that takes into account the relative priority of the various classes of units outstanding. In the event of a distribution due to the disposition of an individual subsidiary, a portion of the proceeds is allocated to the employees of the Company based on a requisite return financial threshold. In general, distributions are made first to holders of the Class I units until they have received their investment amount and an 8% special allocation and then, as a group, to the holders of all classes of units together. The Class I units participate on a pro rata basis with the other classes of units in funds available for distributions in excess of the Class I unit investment and special allocation amounts.

        At December 31, 2012, the Class I units had an aggregate liquidation priority, including the special allocation of 8% per annum, of $2.191 billion. Under the terms of the Antero Resources LLC limited liability company agreement, the Company is obligated to distribute cash to the members of the limited liability company each year in an amount sufficient for the members to fund income tax liabilities for partnership income allocated to them. As a result of the gain recognized by Antero Resources LLC on the sale of Antero Resources Midstream Corporation in 2010, the Company distributed approximately $28.9 million to the members to fund income tax liabilities in February 2011.

Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments
Financial Instruments

(6) Financial Instruments

        The carrying values of trade receivables, trade payables, and the Credit Facility at December 31, 2012 and June 30, 2013 approximated market value. The carrying value of the Credit Facility at December 31, 2012 and June 30, 2013 approximated fair value because the variable interest rates are reflective of current market conditions. Based on Level 2 market data, the fair value of the Company's senior notes was approximately $1.3 billion and $1.5 billion at December 31, 2012 and June 30, 2013, respectively.

(11) Financial Instruments

        The carrying values of trade receivables and trade payables at December 31, 2011 and 2012 approximated market value because of their short-term nature. The carrying value of the bank credit facility at December 31, 2011 and 2012 approximated fair value because the variable interest rates are reflective of current market conditions.

        The fair value of the Company's senior notes was approximately $1.3 billion, based on Level 2 market data inputs at December 31, 2012.

        See note 12 for information regarding the fair value of derivative financial instruments.

Asset Retirement Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Asset Retirement Obligations
Asset Retirement Obligations

(7) Asset Retirement Obligations

        The following is a reconciliation of the Company's asset retirement obligations for the six months ended June 30, 2013 (in thousands):

Asset retirement obligations—beginning of period	$10,552
Obligations incurred	44
Accretion expense	531

Asset retirement obligations—end of period	$11,127

(8) Asset Retirement Obligations

        The following is a reconciliation of the Company's asset retirement obligations for the years ended December 31, 2011 and 2012 (in thousands).

	2011	2012
Asset retirement obligations—beginning of year	$5,374	6,715
Obligations incurred for wells drilled or on properties acquired	906	9,440
Obligations related to assets sold	—	(6,107)
Accretion expense	435	504

Asset retirement obligations—end of year	$6,715	10,552

Derivative Instruments and Risk Management Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Risk Management Activities
Derivative Instruments and Risk Management Activities

(8) Derivative Instruments and Risk Management Activities

(a)   Commodity Derivatives

        The Company periodically enters into natural gas derivative contracts with counterparties to hedge the price risk associated with a portion of its production. These derivatives are not held for trading purposes. To the extent that changes occur in the market prices of natural gas, the Company is exposed to market risk on these open contracts. This market risk exposure is generally offset by the change in market prices of natural gas recognized upon the ultimate sale of the natural gas produced.

        For the six months ended June 30, 2012 and 2013, the Company was party to natural gas fixed price swaps. When actual commodity prices exceed the fixed price provided by the swap contracts, the Company pays the excess to the counterparty, and when actual commodity prices are below the contractually provided fixed price, the Company receives the difference from the counterparty. The Company's natural gas swaps have not been designated as hedges for accounting purposes; therefore, all gains and losses were recognized in income currently.

        The Company has no collateral from any counterparties. All but one of the Company's commodity derivative positions are with institutions that have a position in our Credit Facility and are secured by the collateral pledged on the Credit Facility and cross default provisions between the Credit Facility and the derivative instruments. At June 30, 2013, there were no past due receivables from or payables to any of our counterparties.

        As of June 30, 2013, the Company's positions in fixed price natural gas and oil swaps from July 1, 2013 through December 31, 2018 are summarized in the following table:

	MMbtu/day	Bbls/day	Price
Year ending December 31, 2013:
CGTAP	260,921	—	$4.48
Dominion South	191,075	—	4.79
NYMEX-WTI	—	300	90.30

2013 Total	451,996	300

Year ending December 31, 2014:
CGLA	10,000		$3.87
CGTAP	210,000		5.11
Dominion South	160,000		5.15

2014 Total	380,000

Year ending December 31, 2015:
CGLA	40,000		$4.00
CGTAP	120,000		5.01
Dominion South	230,000		5.60

2015 Total	390,000

Year ending December 31, 2016:
CGLA	170,000		$4.09
CGTAP	60,000		4.91
Dominion South	272,500		5.35
NYMEX	20,000		4.39

2016 Total	522,500

Year ending December 31, 2017:
CGLA	420,000		$4.27
NYMEX	140,000		4.53
CCG	70,000		4.57

2017 Total	630,000

Year ending December 31, 2018:
NYMEX	430,000		$4.78

(b)   Summary

        The following is a summary of the fair values of our derivative instruments, which are not designated as hedges for accounting purposes and where such values are recorded in the consolidated balance sheets as of December 31, 2012 and June 30, 2013 (in thousands):

	December 31, 2012		June 30, 2013
	Balance sheet location	Fair value	Balance sheet location	Fair value
Asset derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current assets	$160,579	Current assets	$205,221
Commodity contracts	Long-term assets	371,436	Long-term assets	388,694

Total asset derivatives		532,015		593,915

Liability derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current liabilities	—	Current liabilities	264
	Long-term liabilities	—	Long-term liabilities	371

Net asset value of derivatives		$532,015		$593,280

        The following is a summary of commodity derivative fair value gains (losses) and where such values are recorded in the consolidated statements of operations for the three months ended and six months ended June 30, 2012 and 2013 (in thousands):

		Three months ended June 30		Six months ended June 30
	Statement of operations location
		2012	2013	2012	2013
Commodity derivative fair value gains (losses)	Revenue	$(6,040)	195,483	211,214	123,542
Commodity derivative fair value gains (losses)	Discontinued operations	(550)	—	65,238	—

Total commodity derivative fair value gains (losses)		$(6,590)	195,483	276,452	123,542

        The following table summarizes the valuation of investments and financial instruments by the fair value hierarchy described in note 1 at June 30, 2013 (in thousands):

	Fair value measurements using
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Net derivatives asset:
Fixed price commodity swaps	$—	593,280	—	593,280

        The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under netting arrangements with counterparties, and the resulting net amounts presented in the condensed consolidated balance sheets for the periods presented, all at fair value (in thousands):

				June 30, 2013
	December 31, 2012
						Net amounts of assets (liabilities) on balance sheet
	Gross amounts of recognized assets	Gross amounts offset on balance sheet	Net amounts of assets on balance sheet	Gross amounts of recognized assets	Gross amounts offset on balance sheet
Commodity derivative assets	$597,359	(65,344)	532,015	656,696	(62,781)	593,915
Commodity derivative liabilities	—	—	—	1,713	(2,348)	(635)

(12) Derivative Instruments

  (a) Commodity Derivatives

        The Company periodically enters into natural gas derivative contracts with counterparties to hedge the price risk associated with a portion of its production. These derivatives are not held for trading purposes. To the extent that changes occur in the market prices of natural gas, the Company is exposed to market risk on these open contracts. This market risk exposure is generally offset by the change in market prices of natural gas recognized upon the ultimate sale of the natural gas produced.

        For the years ended December 31, 2010, 2011, and 2012, the Company was party to natural gas fixed price swaps. When actual commodity prices exceed the fixed price provided by the swap contracts, the Company pays the excess to the counterparty, and when actual commodity prices are below the contractually provided fixed price the Company receives the difference from the counterparty. The Company's natural gas swaps have not been designated as hedges for accounting purposes; therefore, all gains and losses were recognized in income currently.

        As of December 31, 2012, the Company has entered into fixed price natural gas and oil swaps in order to hedge a portion of its natural gas and oil production from January 1, 2013 through December 31, 2018 as summarized in the following table.

	MMbtu/day	Bbls/day	price
Year ending December 31, 2013:
CGTAP	122,631	—	$5.02
Dominion South	191,702	—	4.77
NYMEX-WTI	—	300	90.30

2013 Total	314,333	300

Year ending December 31, 2014:
CGLA	10,000		$3.87
CGTAP	200,000		5.16
Dominion South	160,000		5.15

2014 Total	370,000

Year ending December 31, 2015:
CGLA	40,000		$4.00
CGTAP	120,000		5.01
Dominion South	230,000		5.60

2015 Total	390,000

Year ending December 31, 2016:
CGLA	170,000		$4.09
CGTAP	60,000		4.91
Dominion South	272,500		5.35

2016 Total	502,500

Year ending December 31, 2017:
CGLA	420,000		$4.27

Year ending December 31, 2018:
CGLA	75,000		$4.90

  (b) Interest Rate Derivatives

        From time to time, the Company has entered into various floating-to-fixed interest rate swap derivative contracts to manage exposures to changes in interest rates from variable rate obligations. Under the swaps, the Company made payments to the swap counterparty when the variable LIBOR three-month rate fell below the fixed rate or received payments from the swap counterparty when the variable LIBOR three-month rate went above the fixed rate. The Company had no outstanding interest rate swap agreements at December 31, 2012.

  (c) Summary

        The following is a summary of the fair values of derivative instruments not designated as hedges for accounting purposes and where such values are recorded in the consolidated balance sheets as of December 31, 2011 and 2012. None of the Company's derivative instruments are designated as hedges for accounting purposes.

	2011		2012
	Balance sheet location	Fair value	Balance sheet location	Fair value
		(In thousands)		(In thousands)
Asset derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current assets	$248,550	Current assets	$160,579
Commodity contracts	Long-term assets	541,423	Long-term assets	371,436

Total asset derivatives		$789,973		$532,015

        The following is a summary of commodity derivative fair value gains (losses) and where such values are recorded in the consolidated statements of operations for the years ended December 31, 2010, 2011, and 2012 (in thousands):

	Statement of operations location	2010	2011	2012
Commodity derivative fair value gains	Revenue	$77,599	496,064	179,546
Commodity derivative fair value gains	Discontinued operations	166,685	180,130	46,358

Total commodity derivative fair value gains		244,284	676,194	225,904

Interest rate derivative fair value losses		(2,677)	(94)	—

Net derivative fair value gains		$241,607	676,100	225,904

        The fair value of commodity and interest rate derivative instruments was determined using Level 2 inputs.

Sale of Appalachian Gathering Assets (Appalachian Gathering Assets)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Appalachian Gathering Assets
Sale of Assets
Sale of Appalachian Gathering Assets

(9) Sale of Appalachian Gathering Assets

        On March 26, 2012, the Company closed the sale of a portion of its Marcellus Shale gathering system assets along with exclusive rights to gather the Company's gas for a 20-year period within an area of dedication (AOD) to a joint venture owned by Crestwood Midstream Partners and Crestwood Holdings Partners LLC (together Crestwood) for $375 million (subject to customary purchase price adjustments). The sale included approximately 25 miles of low pressure pipeline systems and gathering rights on 104,000 net acres held by the Company within a 250,000 acre AOD and had an effective date of January 1, 2012. Other third-party producers will also have access to the Crestwood system. During the first seven years of the contract, the Company is committed to deliver minimum volumes into the gathering systems, with certain carryback and carryforward adjustments for overages or deficiencies. The Company can earn up to an additional $40 million of sale proceeds over a period of three years from the date of the sale if it meets certain volume thresholds. Crestwood is obligated to incur all future capital costs to build out gathering systems and compression facilities within the AOD to connect the Company's wells as it executes its drilling program and has assumed the various risks and rewards of the system build-out and operations. Because the Company has not retained the substantial risks and rewards of ownership associated with the gathering rights and systems transferred to Crestwood, a gain of approximately $291 million on the sale of the gathering system and rights was recognized during the first quarter of 2012.

(4) Sale of Appalachian Gathering Assets

        On March 26, 2012, the Company closed the sale of a portion of its Marcellus Shale gathering system assets along with exclusive rights to gather the Company's gas for a 20-year period within an area of dedication (AOD) to a joint venture owned by Crestwood Midstream Partners and Crestwood Holdings Partners LLC (together Crestwood) for $375 million (subject to customary purchase price adjustments). The sale included approximately 25 miles of low pressure pipeline systems and gathering rights on 104,000 net acres held by the Company within a 250,000 acre AOD and had an effective date of January 1, 2012. Other third-party producers will also have access to the Crestwood system. During the first seven years of the contract, the Company is committed to deliver minimum annual volumes into the gathering systems, with certain carryback and carryforward adjustments for overages or deficiencies. The Company can earn up to an additional $40 million of sale proceeds over the next three years if it meets certain volume thresholds. Crestwood is obligated to incur all future capital costs to build out gathering systems and compression facilities within the AOD to connect the Company's wells as it executes its drilling program and has assumed the various risks and rewards of the system build-out and operations. Because the Company has not retained the substantial risks and rewards of ownership associated with the gathering rights and systems transferred to Crestwood, it has recognized a gain on the sale of the gathering system and gathering rights of approximately $291 million.

Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Contingencies
Contingencies

(10) Contingencies

        The Company is party to various legal proceedings and claims in the ordinary course of its business. The Company believes certain of these matters will be covered by insurance and that the outcome of other matters will not have a material adverse effect on its consolidated financial position, results of operations, or liquidity.

        In March 2011, the Company received orders for compliance from the U.S. Environmental Protection Agency relating to certain of our activities in West Virginia. The orders allege that certain of the Company's operations at several well sites are not in compliance with certain environmental regulations pertaining to unpermitted discharges of fill material into wetlands or waters that are potentially in violation of the Clean Water Act. The Company has responded to all pending orders and is actively cooperating with the relevant agencies. No fine or penalty relating to these matters has been proposed at this time, but the Company believes that these actions will result in monetary sanctions exceeding $100,000. The Company is unable to estimate the total amount of such monetary sanctions or costs to remediate these locations in order to bring them into compliance with applicable environmental laws and regulations.

(15) Contingencies

        In March 2011, the Company received orders for compliance from the U.S. Environmental Protection Agency relating to certain of our activities in West Virginia. The orders allege that certain of the Company's operations at several well sites are not in compliance with certain environmental regulations pertaining to unpermitted discharges of fill material into wetlands or waters that are potentially in violation of the Clean Water Act. The Company has responded to all pending orders and is actively cooperating with the relevant agencies. No fine or penalty relating to these matters has been proposed at this time, but the Company believes that these actions will result in monetary sanctions exceeding $100,000. The Company is unable to estimate the total amount of such monetary sanctions or costs to remediate these locations in order to bring them into compliance with applicable environmental laws and regulations.

        The Company has been named in separate lawsuits in Colorado, Pennsylvania, and West Virginia in which the plaintiffs have alleged that its oil and natural gas activities exposed them to hazardous substances and damaged their properties and their persons. The plaintiffs have requested unspecified damages and other injunctive or equitable relief. The Company denies any such allegations and intends to vigorously defend itself against these actions. The Company is unable to estimate the amount of monetary or other damages, if any, that might result from these claims.

        The Company is party to various other legal proceedings and claims in the ordinary course of its business. The Company believes certain of these matters will be covered by insurance and that the outcome of other matters will not have a material adverse effect on its consolidated financial position, results of operations, or liquidity.

Basis of Presentation and Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis of Presentation and Significant Accounting Policies
Basis of Presentation

(a)   Basis of Presentation

        These consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the SEC) applicable to interim financial information and should be read in the context of the December 31, 2012 consolidated financial statements and notes thereto for a more complete understanding of the Company's operations, financial position, and accounting policies. The December 31, 2012 consolidated financial statements have been filed with the SEC in the Company's Annual Report on Form 10-K for the year ended December 31, 2012.

        The accompanying unaudited consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) for interim financial information, and, accordingly, do not include all of the information and footnotes required by GAAP for complete consolidated financial statements. In the opinion of management, the accompanying unaudited consolidated financial statements include all adjustments (consisting of normal and recurring accruals) considered necessary to present fairly the Company's financial position as of June 30, 2013, and the results of its operations for the three and six months ended June 30, 2012 and 2013, and its cash flows for the six months ended June 30, 2012 and 2013. We have no items of other comprehensive income or loss; therefore, our net income (loss) is identical to our comprehensive income (loss). All significant intercompany accounts and transactions have been eliminated. Operating results for the period ended June 30, 2013 are not necessarily indicative of the results that may be expected for the full year because of the impact of fluctuations in prices received for natural gas and oil, natural production declines, the uncertainty of exploration and development drilling results, and other factors.

        The Company's exploration and production activities are accounted for under the successful efforts method.

        As of the date these financial statements were filed with the Securities and Exchange Commission, the Company completed its evaluation of potential subsequent events for disclosure and no items requiring disclosure were identified.

  (a) Basis of Presentation

        The accompanying consolidated financial statements include the accounts of Antero Resources LLC and its subsidiaries. All significant intercompany accounts and transactions have been eliminated.

        As of the date these financial statements were filed with the Securities and Exchange Commission, the Company completed its evaluation of potential subsequent events for disclosure and no items other than the event described in Note 7 (d) requiring disclosure were identified.

Use of Estimates

(b)   Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in facts and circumstances or discovery of new information may result in revised estimates, and actual results could differ from those estimates.

        The Company's financial statements are based on a number of significant judgments, assumptions, and estimates, including estimates of gas and oil reserve quantities, which are the basis for the calculation of depreciation, depletion, and amortization, present value of future reserves, and impairment of oil and gas properties. Reserve estimates are, by their nature, inherently imprecise.

  (b) Use of Estimates

        The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in facts and circumstances or discovery of new information may result in revised estimates, and actual results could differ from those estimates.

        The Company's consolidated financial statements are based on a number of significant estimates including estimates of gas and oil reserve quantities, which are the basis for the calculation of depreciation, depletion, amortization, present value of cash flows from reserves, and impairment of oil and gas properties. Reserve estimates by their nature are inherently imprecise.

Risks and Uncertainties

(c)   Risks and Uncertainties

        Historically, the market for natural gas has experienced significant price fluctuations. Prices for natural gas are volatile; price fluctuations can result from variations in weather, levels of production in a given region, availability of transportation capacity to other regions of the country, and various other factors. Increases or decreases in prices received could have a significant impact on the Company's future results of operations.

  (c) Risks and Uncertainties

        Historically, the market for natural gas, NGLs, and oil has experienced significant price fluctuations. Prices for natural gas have been particularly volatile in recent years. The price fluctuations can result from variations in weather, levels of production in the region, availability of transportation capacity to other regions of the country, and various other factors. Increases or decreases in prices received could have a significant impact on the Company's future results of operations.

Cash and Cash Equivalents

(d)   Cash and Cash Equivalents

        The Company considers all liquid investments purchased with an initial maturity of three months or less to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these investments.

  (d) Cash and Cash Equivalents

        The Company considers all liquid investments purchased with an initial maturity of three months or less to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these instruments.

Derivative Financial Instruments

(e)   Derivative Financial Instruments

        In order to manage its exposure to oil and gas price volatility, the Company enters into derivative transactions from time to time, which may include commodity swap agreements, collar agreements, and other similar agreements relating to natural gas expected to be produced. From time to time, the Company may also enter into derivative contracts to mitigate the effects of interest rate fluctuations. To the extent legal right of offset with a counterparty exists, the Company reports derivative assets and liabilities on a net basis. The Company has exposure to credit risk to the extent the counterparty is unable to satisfy its settlement obligation. The fair value of our commodity derivative contracts of approximately $593 million at June 30, 2013 includes the following asset values by bank counterparty: BNP Paribas—$150 million; Credit Suisse—$161 million; Wells Fargo—$99 million; JP Morgan—$102 million; Barclays—$65 million; Deutsche Bank—$11 million; Union Bank—$2 million; and Toronto Dominion Bank—$1 million. Additionally, contracts with Dominion Field Services account for $2 million of the fair value. The credit ratings of certain of these banks have been downgraded because of the sovereign debt crisis in Europe. The estimated fair value of our commodity derivative assets has been risk adjusted using a discount rate based upon the respective published credit default swap rates (if available, or if not available, a discount rate based on the applicable Reuters bond rating) at June 30, 2013 for each of the European and American banks. We believe that all of these institutions currently are acceptable credit risks.

        The Company records derivative instruments on the consolidated balance sheets as either an asset or liability measured at fair value and records changes in the fair value of derivatives in current earnings as they occur. Changes in the fair value of commodity derivatives are classified as revenues.

  (k) Derivative Financial Instruments

        In order to manage its exposure to oil and gas price volatility, the Company enters into derivative transactions from time to time, including commodity swap agreements, collar agreements, and other similar agreements relating to natural gas expected to be produced. From time to time, the Company also enters into derivative contracts to mitigate the effects of interest rate fluctuations. To the extent legal right of offset with a counterparty exists, the Company reports derivative assets and liabilities on a net basis. The Company has exposure to credit risk to the extent the counterparty is unable to satisfy its settlement obligation. The Company actively monitors the creditworthiness of counterparties and assesses the impact, if any, on its derivative position.

        The Company records derivative instruments on the consolidated balance sheets as either an asset or liability measured at fair value and records changes in the fair value of derivatives in current earnings as they occur. Changes in the fair value of commodity derivatives are classified as revenues, and changes in the fair value of interest rate derivatives are classified as other income (expense). Cash flows from the termination of commodity derivatives in conjunction with sales of oil and gas assets are included in the investing section of the statement of cash flows.

Fair Value Measurements

(f)    Fair Value Measurements

        Authoritative accounting guidance defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements. This guidance also relates to all nonfinancial assets and liabilities that are not recognized or disclosed on a recurring basis (e.g., those measured at fair value in a business combination, the initial recognition of asset retirement obligations, and impairments of proved oil and gas properties, and other long-lived assets). The fair value is the price that the Company estimates would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy is used to prioritize input to valuation techniques used to estimate fair value. An asset or liability subject to the fair value requirements is categorized within the hierarchy based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. The highest priority (Level 1) is given to unadjusted quoted market prices in active markets for identical assets or liabilities, and the lowest priority (Level 3) is given to unobservable inputs. Level 2 inputs are data, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Instruments that are valued using Level 2 inputs include nonexchange traded derivatives, such as over-the-counter commodity price swaps, basis swaps, and interest rate swaps. Valuation models used to measure fair value of these instruments consider various Level 2 inputs including (i) quoted forward prices for commodities, (ii) time value, (iii) quoted forward interest rates, (iv) current market prices and contractual prices for the underlying instruments, (v) risk of nonperformance by the Company and the counterparty, and (vi) other relevant economic measures. The Company utilizes its counterparties to assess the reasonableness of its prices and valuation techniques. To the extent a legal right of offset with a counterparty exists, the derivative assets and liabilities are reported on a net basis.

  (q) Fair Value Measures

        FASB ASC Topic 820, Fair Value Measurements and Disclosures, clarifies the definition of fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This guidance also relates to all nonfinancial assets and liabilities that are not recognized or disclosed on a recurring basis (e.g., those measured at fair value in a business combination, the initial recognition of asset retirement obligations, and impairments of proved oil and gas properties, and other long-lived assets). The fair value is the price that the Company estimates would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy is used to prioritize input to valuation techniques used to estimate fair value. An asset or liability subject to the fair value requirements is categorized within the hierarchy based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. The highest priority (Level 1) is given to unadjusted quoted market prices in active markets for identical assets or liabilities, and the lowest priority (Level 3) is given to unobservable inputs. Level 2 inputs are data, other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Instruments which are valued using Level 2 inputs include nonexchange traded derivatives such as over-the-counter commodity price swaps, basis swaps, and interest rate swaps. Valuation models used to measure fair value of these instruments consider various Level 2 inputs including (i) quoted forward prices for commodities, (ii) time value, (iii) quoted forward interest rates, (iv) current market prices and contractual prices for the underlying instruments, (v) risk of nonperformance by the Company and the counterparty, and (vi) other relevant economic measures. The Company utilizes its counterparties to assess the reasonableness of its prices and valuation techniques. To the extent a legal right of offset with a counterparty exists, the derivative assets and liabilities are reported on a net basis.

Income Taxes

(g)   Income Taxes

        Antero Resources LLC and its subsidiaries file separate federal and state income tax returns. Antero Resources LLC is a partnership for income tax purposes and therefore is not subject to federal or state income taxes. The tax on the income of Antero Resources LLC is borne by the individual members through the allocation of taxable income.

        Antero Resources Corporation and its subsidiaries recognize deferred tax assets and liabilities for temporary differences resulting from net operating loss carryforwards for income tax purposes and the differences between the financial statement and tax basis of assets and liabilities. The effect of changes in the tax laws or tax rates is recognized in income in the period such changes are enacted. Deferred tax assets are reduced by a valuation allowance, when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

        Unrecognized tax benefits represent potential future tax obligations for uncertain tax positions taken on previously filed tax returns that may not ultimately be sustained. The Company recognizes interest expense related to unrecognized tax benefits in interest expense and fines and penalties as income tax expense. The tax years 2009 through 2012 remain open to examination by the U.S. Internal Revenue Service. The Company files tax returns with various state taxing authorities which remain open to examination for tax years 2008 through 2012.

  (p) Income Taxes

        Antero Resources LLC and each of its operating subsidiaries file separate federal and state income tax returns. Antero Resources LLC is a partnership for income tax purposes and therefore is not subject to federal or state income taxes. The tax on the income of Antero Resources LLC is borne by the individual members through the allocation of taxable income.

        The Company's operating subsidiaries recognize deferred tax assets and liabilities for temporary differences resulting from net operating loss carryforwards for income tax purposes and the differences between the financial statement and tax basis of assets and liabilities. The effect of changes in the tax laws or tax rates is recognized in income in the period such changes are enacted. Deferred tax assets are reduced by a valuation allowance, when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

        Unrecognized tax benefits represent potential future tax obligations for uncertain tax positions taken on previously filed tax returns that may not ultimately be sustained. The Company recognizes interest expense related to unrecognized tax benefits in interest expense and fines and penalties as income tax expense. The tax years 2009 through 2012 remain open to examination by the U.S. Internal Revenue Service. The Company files tax returns with various state taxing authorities which remain open to examination for tax years 2008 through 2012.

Impairment of Unproved Properties

(h)   Impairment of Unproved Properties

        Unproved properties are assessed for impairment on a property-by-property basis, and any impairment in value is charged to expense. Impairment is assessed based on remaining lease terms, drilling results, reservoir performance, commodity price outlooks, and future plans to develop acreage.

        Impairment of unproved properties during the three months ended June 30, 2012 and 2013 was $2 million and $5 million, respectively.

Industry Segment and Geographic Information

(i)    Industry Segment and Geographic Information

        We have evaluated how the Company is organized and managed and have identified one operating segment—the exploration and production of oil, natural gas, and natural gas liquids. We consider our gathering, processing, and marketing functions as ancillary to our oil and gas producing activities. All of our assets are located in the United States and all of our revenues are attributable to United States customers.

  (r) Industry Segment and Geographic Information

        We have evaluated how the Company is organized and managed and have identified one operating segment—the exploration and production of oil, natural gas, and natural gas liquids. We consider our gathering, processing, and marketing functions as ancillary to our oil and gas producing activities. All of our assets are located in the United States and all of our revenues are attributable to customers located in the United States.

Guarantees

(j)    Guarantees

        In November 2009 and January 2010, an indirect wholly owned finance subsidiary of Antero Resources LLC, Antero Finance, issued $375 million and $150 million, respectively, of 9.375% senior notes due December 1, 2017. In August 2011, Antero Finance issued $400 million of 7.25% senior notes due August 1, 2019. In November 2012 and February 2013, Antero Finance issued $300 million and $225 million, respectively, of 6.00% senior notes due December 1, 2020. For purposes of this footnote, we collectively refer to the 2017 senior notes, the 2019 senior notes and the 2020 senior notes as the "senior notes."

        Antero Resources LLC, as the parent company (for purposes of this footnote only, the Parent Company), has no independent assets or operations. Antero Finance is a 100% indirectly owned finance subsidiary of Parent Company. The senior notes are each guaranteed on a senior unsecured basis by Parent Company and all of Parent Company's wholly owned subsidiaries (other than Antero Finance) and certain of its future restricted subsidiaries. The guarantees are full and unconditional and joint and several. The guarantor subsidiaries may be released from those guarantees upon the occurrence of certain events, including (i) the designation of that subsidiary guarantor as an unrestricted subsidiary; (ii) the release or discharge of any guarantee or indebtedness that resulted in the creation of the guarantee of the senior notes by such subsidiary guarantor; or (iii) the sale or other disposition, including the sale of substantially all of the assets, of that subsidiary guarantor. There are no significant restrictions on Antero Finance's ability to obtain funds from the Parent Company or the subsidiary guarantors by dividend or loan, except those imposed by applicable law. However, the indentures governing the senior notes and the Credit Facility agreement contain significant restrictions on the ability of Antero Finance or the subsidiary guarantors to make distributions to the Parent Company. Finally, the Parent Company's wholly owned subsidiaries do not have restricted assets that exceed 25% of net assets as of the most recent fiscal year end that may not be transferred to the Parent Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party.

  (s) Guarantees

        In November 2009 and January 2010, an indirect wholly owned finance subsidiary of Antero Resources LLC, Antero Finance, issued $375 million and $150 million, respectively, of 9.375% senior notes due December 1, 2017. In August 2011, Antero Finance issued $400 million of 7.25% senior notes due August 1, 2019. In November 2012 and February 2013, Antero Finance issued $300 million and $225 million of 6.00% senior notes due December 1, 2020. For purposes of this footnote, we collectively refer to the 2017 senior notes, the 2019 senior notes and the 2020 senior notes as the "senior notes."

        Antero Resources LLC, as the parent company (for purposes of this footnote only, the Parent Company), has no independent assets or operations. Antero Finance is a 100% indirectly owned finance subsidiary of Parent Company. The senior notes are each guaranteed on a senior unsecured basis by Parent Company and all of Parent Company's wholly owned subsidiaries (other than Antero Finance) and certain of its future restricted subsidiaries. The guarantees are full and unconditional and joint and several. The guarantor subsidiaries may be released from those guarantees upon the occurrence of certain events, including (i) the designation of that subsidiary guarantor as an unrestricted subsidiary; (ii) the release or discharge of any guarantee or indebtedness that resulted in the creation of the guarantee of the senior notes by such subsidiary guarantor; or (iii) the sale or other disposition, including the sale of substantially all of the assets, of that subsidiary guarantor. There are no significant restrictions on Antero Finance's ability to obtain funds from the Parent Company or the subsidiary guarantors by dividend or loan, except those imposed by applicable law. However, the indentures governing the senior notes and the Credit Facility agreement contain significant restrictions on the ability of Antero Finance or the subsidiary guarantors to make distributions to the Parent Company. Finally, the Parent Company's wholly owned subsidiaries do not have restricted assets that exceed 25% of net assets as of the most recent fiscal year end that may not be transferred to the Parent Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party.

Sale of Piceance and Arkoma Properties - Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Sale of Piceance and Arkoma Properties - Discontinued Operations
Schedule of results of operations for the Piceance Basin and Arkoma Basin assets shown as discontinued operations on the accompanying Consolidated Statement of Operations and Comprehensive Income (Loss)

	Three months ended June 30, 2012	Six months ended June 30, 2012
Sales of oil, natural gas, and natural gas liquids	$35,103	82,406
Commodity derivative fair value gains (losses)	(550)	65,238

Total revenues	34,553	147,644

Lease operating expenses	6,331	13,965
Gathering, compression, and transportation	14,152	30,525
Production taxes	1,264	3,098
Exploration expenses	200	412
Impairment of unproved properties	243	993
Depletion, depreciation, and amortization	31,585	63,147
Accretion of asset retirement obligations	113	219
Loss on sale of discontinued operations	427,232	427,232

Total expenses	481,120	539,591

Loss from discontinued operations before income taxes	(446,567)	(391,947)
Income tax (expense) benefit	1,717	(12,727)

Net losss from discontinued operations attributable to Antero equity owners	$(444,850)	(404,674)

	Year ended December 31
	2010	2011	2012
Sales of oil, natural gas, and natural gas liquids	$159,031	196,705	125,396
Commodity derivative fair value gains	166,685	180,130	46,358
Gas gathering and processing revenue	20,554	—	—
Gain on sale of midstream assets	147,559	—	—

Total revenues	493,829	376,835	171,754

Lease operating expenses	24,353	26,037	19,901
Gathering, compression, and transportation	36,572	50,453	45,089
Production taxes	5,892	6,307	2,967
Exploration expenses	22,444	5,842	664
Impairment of unproved properties	29,783	6,387	962
Depletion, depreciation, and amortization	115,433	114,805	88,720
Accretion of asset retirement obligations	306	359	404
Loss on sale of assets	—	—	795,945

Total expenses	234,783	210,190	954,652

Income (loss) from discontinued operations before income taxes	259,046	166,645	(782,898)
Income tax (expense) benefit	(29,070)	(45,155)	272,553

Net income (loss)	229,976	121,490	(510,345)
Noncontrolling interest in net income of consolidated subsidiary	(1,564)	—	—

Net income (loss) from discontinued operations attributable to Antero equity owners	$228,412	121,490	(510,345)

Long-term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-term Debt
Schedule of long-term debt

	December 31, 2012	June 30, 2013
Bank credit facility(a)	$217,000	960,000
9.375% senior notes due 2017(b)	525,000	525,000
7.25% senior notes due 2019(c)	400,000	400,000
6.00% senior notes due 2020(d)	300,000	525,000
9.00% senior note(d)	25,000	25,000
Net premium	2,058	8,217

	1,469,058	2,443,217
Less amounts due within one year	25,000	25,000

Total	$1,444,058	2,418,217

	2011	2012
Bank credit facility (a)	$365,000	217,000
9.375% senior notes due 2017 (b)	525,000	525,000
7.25% senior notes due 2019 (c)	400,000	400,000
6.00% senior notes due 2020 (d)	—	300,000
9.00% senior note due 2013 (e)	25,000	25,000
Net unamortized premium	2,330	2,058

	1,317,330	1,469,058
Less amounts due within one year	—	25,000

	$1,317,330	1,444,058

Ownership Structure (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Ownership Structure
Schedule of the outstanding units

Units authorized and issued
Class I units	107,281,058
Class A and B units	40,007,463
Class A and B profits units	19,726,873

167,015,394

Units authorized and issued
Class I units	107,281,058
Class A and B units	40,007,463
Class A and B profit units	19,726,873

167,015,394

Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Asset Retirement Obligations
Schedule of reconciliation of asset retirement obligations

Asset retirement obligations—beginning of period	$10,552
Obligations incurred	44
Accretion expense	531

Asset retirement obligations—end of period	$11,127

	2011	2012
Asset retirement obligations—beginning of year	$5,374	6,715
Obligations incurred for wells drilled or on properties acquired	906	9,440
Obligations related to assets sold	—	(6,107)
Accretion expense	435	504

Asset retirement obligations—end of year	$6,715	10,552

Derivative Instruments and Risk Management Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Risk Management Activities
Schedule of outstanding commodity derivatives

	MMbtu/day	Bbls/day	Price
Year ending December 31, 2013:
CGTAP	260,921	—	$4.48
Dominion South	191,075	—	4.79
NYMEX-WTI	—	300	90.30

2013 Total	451,996	300

Year ending December 31, 2014:
CGLA	10,000		$3.87
CGTAP	210,000		5.11
Dominion South	160,000		5.15

2014 Total	380,000

Year ending December 31, 2015:
CGLA	40,000		$4.00
CGTAP	120,000		5.01
Dominion South	230,000		5.60

2015 Total	390,000

Year ending December 31, 2016:
CGLA	170,000		$4.09
CGTAP	60,000		4.91
Dominion South	272,500		5.35
NYMEX	20,000		4.39

2016 Total	522,500

Year ending December 31, 2017:
CGLA	420,000		$4.27
NYMEX	140,000		4.53
CCG	70,000		4.57

2017 Total	630,000

Year ending December 31, 2018:
NYMEX	430,000		$4.78

	MMbtu/day	Bbls/day	price
Year ending December 31, 2013:
CGTAP	122,631	—	$5.02
Dominion South	191,702	—	4.77
NYMEX-WTI	—	300	90.30

2013 Total	314,333	300

Year ending December 31, 2014:
CGLA	10,000		$3.87
CGTAP	200,000		5.16
Dominion South	160,000		5.15

2014 Total	370,000

Year ending December 31, 2015:
CGLA	40,000		$4.00
CGTAP	120,000		5.01
Dominion South	230,000		5.60

2015 Total	390,000

Year ending December 31, 2016:
CGLA	170,000		$4.09
CGTAP	60,000		4.91
Dominion South	272,500		5.35

2016 Total	502,500

Year ending December 31, 2017:
CGLA	420,000		$4.27

Year ending December 31, 2018:
CGLA	75,000		$4.90

Summary of the fair values of derivative instruments, which are not designated as hedges for accounting purposes

	December 31, 2012		June 30, 2013
	Balance sheet location	Fair value	Balance sheet location	Fair value
Asset derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current assets	$160,579	Current assets	$205,221
Commodity contracts	Long-term assets	371,436	Long-term assets	388,694

Total asset derivatives		532,015		593,915

Liability derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current liabilities	—	Current liabilities	264
	Long-term liabilities	—	Long-term liabilities	371

Net asset value of derivatives		$532,015		$593,280

	2011		2012
	Balance sheet location	Fair value	Balance sheet location	Fair value
		(In thousands)		(In thousands)
Asset derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current assets	$248,550	Current assets	$160,579
Commodity contracts	Long-term assets	541,423	Long-term assets	371,436

Total asset derivatives		$789,973		$532,015

Summary of commodity derivative fair value gains (losses)

		Three months ended June 30		Six months ended June 30
	Statement of operations location
		2012	2013	2012	2013
Commodity derivative fair value gains (losses)	Revenue	$(6,040)	195,483	211,214	123,542
Commodity derivative fair value gains (losses)	Discontinued operations	(550)	—	65,238	—

Total commodity derivative fair value gains (losses)		$(6,590)	195,483	276,452	123,542

	Statement of operations location	2010	2011	2012
Commodity derivative fair value gains	Revenue	$77,599	496,064	179,546
Commodity derivative fair value gains	Discontinued operations	166,685	180,130	46,358

Total commodity derivative fair value gains		244,284	676,194	225,904

Interest rate derivative fair value losses		(2,677)	(94)	—

Net derivative fair value gains		$241,607	676,100	225,904

Summary of the valuation of investments and financial instruments by the fair value hierarchy

	Fair value measurements using
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Net derivatives asset:
Fixed price commodity swaps	$—	593,280	—	593,280

Schedule of gross amounts of recognized derivative assets and liabilities, the amounts offset under netting arrangements with counterparties, and the resulting net amounts

				June 30, 2013
	December 31, 2012
						Net amounts of assets (liabilities) on balance sheet
	Gross amounts of recognized assets	Gross amounts offset on balance sheet	Net amounts of assets on balance sheet	Gross amounts of recognized assets	Gross amounts offset on balance sheet
Commodity derivative assets	$597,359	(65,344)	532,015	656,696	(62,781)	593,915
Commodity derivative liabilities	—	—	—	1,713	(2,348)	(635)

Basis of Presentation and Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 item	Dec. 31, 2012 segment
Basis of Presentation and Significant Accounting Policies
Other comprehensive income (loss)			$ 0
Derivative Financial Instruments
Fair value of commodity derivative contracts	593,000,000		593,000,000
Impairment of Unproved Properties
Impairment of unproved properties	5,000,000	2,000,000
Industry Segment and Geographic Information
Number of operating segments			1	1
BNP Paribas
Derivative Financial Instruments
Fair value of commodity derivative contracts	150,000,000		150,000,000
Credit Suisse
Derivative Financial Instruments
Fair value of commodity derivative contracts	161,000,000		161,000,000
Wells Fargo
Derivative Financial Instruments
Fair value of commodity derivative contracts	99,000,000		99,000,000
JP Morgan
Derivative Financial Instruments
Fair value of commodity derivative contracts	102,000,000		102,000,000
Barclays
Derivative Financial Instruments
Fair value of commodity derivative contracts	65,000,000		65,000,000
Deutsche Bank
Derivative Financial Instruments
Fair value of commodity derivative contracts	11,000,000		11,000,000
Union Bank
Derivative Financial Instruments
Fair value of commodity derivative contracts	2,000,000		2,000,000
Toronto Dominion Bank
Derivative Financial Instruments
Fair value of commodity derivative contracts	1,000,000		1,000,000
Dominion Field Services
Derivative Financial Instruments
Fair value of commodity derivative contracts	$ 2,000,000		$ 2,000,000

Basis of Presentation and Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2013 Antero Finance	Jun. 30, 2013 Antero Resources LLC	Jun. 30, 2013 9.375% senior notes due 2017	Dec. 31, 2012 9.375% senior notes due 2017	Dec. 31, 2011 9.375% senior notes due 2017	Jan. 31, 2010 9.375% senior notes due 2017 Antero Finance	Nov. 30, 2009 9.375% senior notes due 2017 Antero Finance	Jun. 30, 2013 9.375% senior notes due 2017 Antero Finance	Dec. 31, 2012 9.375% senior notes due 2017 Antero Finance	Jun. 30, 2013 7.25% senior notes due 2019	Dec. 31, 2012 7.25% senior notes due 2019	Dec. 31, 2011 7.25% senior notes due 2019	Aug. 31, 2011 7.25% senior notes due 2019 Antero Finance	Jun. 30, 2013 7.25% senior notes due 2019 Antero Finance	Dec. 31, 2012 7.25% senior notes due 2019 Antero Finance	Jun. 30, 2013 6.00% senior notes due 2020	Dec. 31, 2012 6.00% senior notes due 2020	Feb. 04, 2013 6.00% senior notes due 2020 Antero Finance	Nov. 19, 2012 6.00% senior notes due 2020 Antero Finance	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance
Guarantees
Senior notes issued							$ 150	$ 375						$ 400					$ 225	$ 300
Interest rate (as a percent)				9.38%	9.38%	9.38%			9.38%	9.38%	7.25%	7.25%	7.25%		7.25%	7.25%	6.00%	6.00%			6.00%	6.00%
Amount of independent assets			0
Amount of independent operations			$ 0
Ownership percentage		100.00%
Restricted assets of wholly owned subsidiaries as percentage of net assets considered for transfer to the parent company, maximum	25.00%

Sale of Piceance and Arkoma Properties - Discontinued Operations (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Piceance Basin and Arkoma Basin	Jun. 30, 2012 Piceance Basin and Arkoma Basin	Dec. 31, 2012 Piceance Basin and Arkoma Basin	Dec. 31, 2011 Piceance Basin and Arkoma Basin	Dec. 31, 2010 Piceance Basin and Arkoma Basin	Dec. 21, 2012 Piceance Basin	Dec. 31, 2012 Piceance Basin	Jun. 29, 2012 Arkoma properties	Jun. 30, 2012 Arkoma properties	Dec. 31, 2012 Arkoma properties
Sale of Assets
Net proceeds from the sale adjusted for expenses of the sale and estimated income, expenses, and capital costs													$ 316,000,000		$ 427,000,000
Sale consideration													325,000,000		445,000,000
Loss on sale				427,232,000	795,945,000		(147,559,000)	427,232,000	427,232,000				364,000,000	364,000,000
Obligation assumed by purchaser													100,000,000
Proceeds from liquidation of hedge positions													100,000,000
Loss on sale of assets						8,700,000				795,945,000					432,000,000	432,000,000
Results of operations and the loss on the sale of the assets
Sales of oil, natural gas, and natural gas liquids								35,103,000	82,406,000	125,396,000	196,705,000	159,031,000
Commodity derivative fair value gains (losses)	195,483,000	(6,040,000)	123,542,000	211,214,000	179,546,000	496,064,000	77,599,000	(550,000)	65,238,000	46,358,000	180,130,000	166,685,000
Total revenue	387,144,000	38,925,000	448,598,000	592,666,000	735,718,000	691,353,000	125,030,000	34,553,000	147,644,000	171,754,000	376,835,000	493,829,000
Lease operating expenses	1,454,000	1,866,000	2,525,000	2,559,000	6,243,000	4,608,000	1,158,000	6,331,000	13,965,000	19,901,000	26,037,000	24,353,000
Gathering, compression, and transportation	48,670,000	20,079,000	89,640,000	31,654,000	91,094,000	37,315,000	9,237,000	14,152,000	30,525,000	45,089,000	50,453,000	36,572,000
Production taxes	10,108,000	3,371,000	18,727,000	7,113,000	20,210,000	11,915,000	2,885,000	1,264,000	3,098,000	2,967,000	6,307,000	5,892,000
Exploration expenses	7,300,000	2,952,000	11,662,000	4,756,000	14,675,000	4,034,000	2,350,000	200,000	412,000	664,000	5,842,000	22,444,000
Impairment of unproved properties	4,803,000	1,295,000	6,359,000	1,581,000	12,070,000	4,664,000	6,076,000	243,000	993,000	962,000	6,387,000	29,783,000
Depletion, depreciation and amortization	52,589,000	22,321,000	92,953,000	38,431,000	102,026,000	55,716,000	18,522,000	31,585,000	63,147,000	88,720,000	114,805,000	115,433,000
Accretion of asset retirement obligations	267,000	24,000	531,000	46,000	101,000	76,000	11,000	113,000	219,000	404,000	359,000	306,000
Loss on sale of discontinued operations				427,232,000	795,945,000		(147,559,000)	427,232,000	427,232,000				364,000,000	364,000,000
Total operating expenses	138,758,000	62,381,000	248,681,000	105,786,000	291,703,000	160,370,000	64,735,000	481,120,000	539,591,000	954,652,000	210,190,000	234,783,000
Loss from discontinued operations before income taxes	248,386,000	(23,456,000)	199,917,000	486,880,000	444,015,000	530,983,000	60,295,000	(446,567,000)	(391,947,000)	(782,898,000)	166,645,000	259,046,000
Income tax (expense) benefit					272,553,000	(45,155,000)	(29,070,000)	1,717,000	(12,727,000)	272,553,000	(45,155,000)	(29,070,000)
Net losss from discontinued operations attributable to Antero equity owners		$ (444,850,000)		$ (404,674,000)	$ (510,345,000)	$ 121,490,000	$ 228,412,000	$ (444,850,000)	$ (404,674,000)	$ (510,345,000)	$ 121,490,000	$ 228,412,000					$ (510,346,000)

Long-term Debt (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Bank credit facility	Dec. 31, 2012 Bank credit facility	Aug. 29, 2013 Bank credit facility	Dec. 31, 2011 Bank credit facility	Jun. 30, 2013 Bank credit facility Minimum	Dec. 31, 2012 Bank credit facility Minimum	Jun. 30, 2013 Bank credit facility Maximum	Dec. 31, 2012 Bank credit facility Maximum	Jun. 30, 2013 9.375% senior notes due 2017	Dec. 31, 2012 9.375% senior notes due 2017	Dec. 31, 2011 9.375% senior notes due 2017	Jan. 31, 2010 9.375% senior notes due 2017 Antero Finance	Nov. 30, 2009 9.375% senior notes due 2017 Antero Finance	Jun. 30, 2013 9.375% senior notes due 2017 Antero Finance	Dec. 31, 2012 9.375% senior notes due 2017 Antero Finance	Nov. 17, 2009 9.375% senior notes due 2017 Antero Finance	Jun. 30, 2013 9.375% senior notes due 2017 Antero Finance On or after December 1, 2013	Dec. 31, 2012 9.375% senior notes due 2017 Antero Finance On or after December 1, 2013	Jun. 30, 2013 9.375% senior notes due 2017 Antero Finance On or after December 1, 2015	Dec. 31, 2012 9.375% senior notes due 2017 Antero Finance On or after December 1, 2015	Jun. 30, 2013 9.375% senior notes due 2017 Antero Finance Prior to December 1, 2013	Dec. 31, 2012 9.375% senior notes due 2017 Antero Finance Prior to December 1, 2013	Jun. 30, 2013 7.25% senior notes due 2019	Dec. 31, 2012 7.25% senior notes due 2019	Dec. 31, 2011 7.25% senior notes due 2019	Aug. 31, 2011 7.25% senior notes due 2019 Antero Finance	Jun. 30, 2013 7.25% senior notes due 2019 Antero Finance	Dec. 31, 2012 7.25% senior notes due 2019 Antero Finance	Jun. 30, 2013 7.25% senior notes due 2019 Antero Finance On or after August 1, 2014	Dec. 31, 2012 7.25% senior notes due 2019 Antero Finance On or after August 1, 2014	Jun. 30, 2013 7.25% senior notes due 2019 Antero Finance On or after August 1, 2017	Dec. 31, 2012 7.25% senior notes due 2019 Antero Finance On or after August 1, 2017	Jun. 30, 2013 7.25% senior notes due 2019 Antero Finance On or before August 1, 2014	Dec. 31, 2012 7.25% senior notes due 2019 Antero Finance On or before August 1, 2014	Jun. 30, 2013 7.25% senior notes due 2019 Maximum Antero Finance On or before August 1, 2014	Dec. 31, 2012 7.25% senior notes due 2019 Maximum Antero Finance On or before August 1, 2014	Jun. 30, 2013 6.00% senior notes due 2020	Dec. 31, 2012 6.00% senior notes due 2020	Feb. 04, 2013 6.00% senior notes due 2020 Antero Finance	Nov. 19, 2012 6.00% senior notes due 2020 Antero Finance	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance On or after December 1, 2015	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance On or after December 1, 2015	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance On or after December 1, 2018	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance On or after December 1, 2018	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance On or before December 1, 2015	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance On or before December 1, 2015	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance Prior to December 1, 2015	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance Prior to December 1, 2015	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance Prior to January 1, 2014	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance Prior to January 1, 2014	Jun. 30, 2013 6.00% senior notes due 2020 Maximum Antero Finance On or before December 1, 2015	Dec. 31, 2012 6.00% senior notes due 2020 Maximum Antero Finance On or before December 1, 2015	Dec. 31, 2010 9.00% senior note	Jun. 30, 2013 9.00% senior note	Dec. 31, 2012 9.00% senior note	Dec. 31, 2011 9.00% senior note	Jun. 30, 2013 Net premium	Dec. 31, 2012 Net premium	Dec. 31, 2011 Net premium	Jun. 30, 2013 Stand-alone revolving note	Dec. 31, 2012 Stand-alone revolving note
Long- term Debt
Long-term debt	$ 2,443,217,000	$ 1,469,058,000	$ 1,317,330,000	$ 960,000,000	$ 217,000,000		$ 365,000,000					$ 525,000,000	$ 525,000,000	$ 525,000,000												$ 400,000,000	$ 400,000,000	$ 400,000,000												$ 525,000,000	$ 300,000,000																		$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 8,217,000	$ 2,058,000	$ 2,330,000
Less amounts due within one year	25,000,000	25,000,000
Long-term debt	2,418,217,000	1,444,058,000	1,317,330,000
Interest rate (as a percent)												9.38%	9.38%	9.38%			9.38%	9.38%								7.25%	7.25%	7.25%		7.25%	7.25%									6.00%	6.00%			6.00%	6.00%														9.00%	9.00%	9.00%
Maximum amount of the Credit Facility				2,500,000,000	2,500,000,000																																																												25,000,000	25,000,000
Current borrowing base				1,750,000,000	1,220,000,000	2,000,000,000
Lender commitments				1,450,000,000	700,000,000	1,750,000,000
Outstanding balance				960,000,000	217,000,000		365,000,000																																																										0	0
Weighted average interest rate (as a percent)				2.10%	1.91%		2.12%
Outstanding letters of credit				32,000,000	43,000,000		21,000,000
Commitment fees on the unused portion (as a percent)								0.38%	0.38%	0.50%	0.50%
Senior notes issued															150,000,000	375,000,000													400,000,000													225,000,000	300,000,000
Issue price as percentage of par value																																										103.00%
Discount on long-term debt																			2,600,000
Premium on long-term debt															6,000,000
Redemption price of the debt instrument in the event of change of control (as a percent)																				104.69%	104.69%	100.00%	100.00%	100.00%	100.00%							105.44%	105.44%	100.00%	100.00%	100.00%	100.00%									104.50%	104.50%	100.00%	100.00%	100.00%	100.00%			110.00%	110.00%
Percentage of the principal amount of the debt instrument which the entity may redeem with the proceeds from certain equity offerings																																						35.00%	35.00%																	35.00%	35.00%
Redemption price of the debt instrument if redeemed with the proceeds of certain equity offerings (as a percent)																																				107.25%	107.25%													106.00%	106.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control																														101.00%	101.00%																					101.00%	101.00%
Description of variable rate basis				LIBOR or lender's prime rate	LIBOR or lender's prime rate																																																												lender's prime rate	lender's prime rate
Unsecured notes payable assumed in the business acquisition																																																										$ 25,000,000
Basis spread on variable rate (as a percent)																																																																	1.00%	1.00%

Ownership Structure (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 item	Dec. 31, 2012 class
Ownership Structure
Units authorized and issued (in shares)	167,015,394	167,015,394
Number of classes of outstanding units not entitled to current cash distributions or are convertible into indebtedness	3	3
Class I units
Ownership Structure
Units authorized and issued (in shares)	107,281,058	107,281,058
Special allocation (as a percent)	8.00%	8.00%
Aggregate liquidation priority, including the special allocation	2,279	2,191
Class A and B units
Ownership Structure
Units authorized and issued (in shares)	40,007,463	40,007,463
Class A and B profit units
Ownership Structure
Units authorized and issued (in shares)	19,726,873	19,726,873

Financial Instruments (Details) (Recurring, Level 2 market data, USD $) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Recurring | Level 2 market data
Financial Instruments
Fair value of senior notes	$ 1.5	$ 1.3

Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligations
Asset retirement obligations - beginning of period	$ 10,552	$ 6,715	$ 5,374
Obligations incurred	44	(9,440)	(906)	(332)
Accretion expense	531	(504)	(435)
Asset retirement obligations - end of period	$ 11,127	$ 10,552	$ 6,715	$ 5,374

Derivative Instruments and Risk Management Activities (Details) (USD $)	6 Months Ended
Jun. 30, 2013 item
Derivative Instruments and Risk Management Activities
Amount of collateral from counterparties	$ 0
Number of derivative positions not secured by collateral	1
Past due receivables from counterparties	0
Past due payables to counterparties	$ 0

Derivative Instruments and Risk Management Activities (Details 2) (Swaps)	Jun. 30, 2013	Dec. 31, 2012
CGLA | Year ending December 31, 2014
Commodity Derivatives
Weighted average index price		3.87
CGLA | Year ending December 31, 2015
Commodity Derivatives
Weighted average index price		4
CGLA | Year ending December 31, 2016
Commodity Derivatives
Weighted average index price		4.09
CGLA | Year ending December 31, 2017
Commodity Derivatives
Weighted average index price		4.27
CGLA | Year ending December 31, 2018
Commodity Derivatives
Weighted average index price		4.9
CGTAP | Year ending December 31, 2013
Commodity Derivatives
Weighted average index price		5.02
CGTAP | Year ending December 31, 2014
Commodity Derivatives
Weighted average index price		5.16
CGTAP | Year ending December 31, 2015
Commodity Derivatives
Weighted average index price		5.01
CGTAP | Year ending December 31, 2016
Commodity Derivatives
Weighted average index price		4.91
Dominion South | Year ending December 31, 2013
Commodity Derivatives
Weighted average index price		4.77
Dominion South | Year ending December 31, 2014
Commodity Derivatives
Weighted average index price		5.15
Dominion South | Year ending December 31, 2015
Commodity Derivatives
Weighted average index price		5.6
Dominion South | Year ending December 31, 2016
Commodity Derivatives
Weighted average index price		5.35
NYMEX-WTI | Year ending December 31, 2013
Commodity Derivatives
Weighted average index price	90.3	90.3
Natural gas | Year ending December 31, 2013
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	451,996	314,333
Natural gas | Year ending December 31, 2014
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	380,000	370,000
Natural gas | Year ending December 31, 2015
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	390,000	390,000
Natural gas | Year ending December 31, 2016
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	522,500	502,500
Natural gas | Year ending December 31, 2017
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	630,000
Natural gas | CGLA | Year ending December 31, 2014
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	10,000	10,000
Weighted average index price	3.87
Natural gas | CGLA | Year ending December 31, 2015
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	40,000	40,000
Weighted average index price	4
Natural gas | CGLA | Year ending December 31, 2016
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	170,000	170,000
Weighted average index price	4.09
Natural gas | CGLA | Year ending December 31, 2017
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	420,000	420,000
Weighted average index price	4.27
Natural gas | CGLA | Year ending December 31, 2018
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)		75,000
Natural gas | CGTAP | Year ending December 31, 2013
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	260,921	122,631
Weighted average index price	4.48
Natural gas | CGTAP | Year ending December 31, 2014
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	210,000	200,000
Weighted average index price	5.11
Natural gas | CGTAP | Year ending December 31, 2015
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	120,000	120,000
Weighted average index price	5.01
Natural gas | CGTAP | Year ending December 31, 2016
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	60,000	60,000
Weighted average index price	4.91
Natural gas | Dominion South | Year ending December 31, 2013
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	191,075	191,702
Weighted average index price	4.79
Natural gas | Dominion South | Year ending December 31, 2014
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	160,000	160,000
Weighted average index price	5.15
Natural gas | Dominion South | Year ending December 31, 2015
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	230,000	230,000
Weighted average index price	5.6
Natural gas | Dominion South | Year ending December 31, 2016
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	272,500	272,500
Weighted average index price	5.35
Natural gas | NYMEX | Year ending December 31, 2016
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	20,000
Weighted average index price	4.39
Natural gas | NYMEX | Year ending December 31, 2017
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	140,000
Weighted average index price	4.53
Natural gas | NYMEX | Year ending December 31, 2018
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	430,000
Weighted average index price	4.78
Natural gas | CCG | Year ending December 31, 2017
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	70,000
Weighted average index price	4.57
Oil | Year ending December 31, 2013
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	300	300
Oil | NYMEX-WTI | Year ending December 31, 2013
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	300	300

Derivative Instruments and Risk Management Activities (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value of derivative instruments
Current portion of fair value of derivative assets	$ 205,221	$ 160,579	$ 248,550
Noncurrent portion of fair value of derivative assets	388,694	371,436	541,423
Current portion of fair value of derivative liability	264
Commodity contracts
Fair value of derivative instruments
Net amounts of assets on balance sheet	593,915	532,015
Derivatives not designated as hedges for accounting purposes
Fair value of derivative instruments
Net amounts of assets on balance sheet		532,015	789,973
Net asset value of derivatives	593,280	532,015
Derivatives not designated as hedges for accounting purposes | Commodity contracts
Fair value of derivative instruments
Current portion of fair value of derivative assets	205,221	160,579	248,550
Noncurrent portion of fair value of derivative assets	388,694	371,436	541,423
Net amounts of assets on balance sheet	593,915	532,015
Current portion of fair value of derivative liability	264
Noncurrent portion of fair value of derivative liability	$ 371

Derivative Instruments and Risk Management Activities (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of realized and unrealized gains (losses) on derivative instruments
Total Commodity derivative fair value gains (losses)	$ 195,483	$ (6,590)	$ 123,542	$ 276,452	$ 225,904	$ 676,194	$ 244,284
Revenue
Summary of realized and unrealized gains (losses) on derivative instruments
Commodity derivative fair value gains (losses)	195,483	(6,040)	123,542	211,214	179,546	496,064	77,599
Discontinued operations
Summary of realized and unrealized gains (losses) on derivative instruments
Commodity derivative fair value gains (losses)		$ (550)		$ 65,238	$ 46,358	$ 180,130	$ 166,685

Derivative Instruments and Risk Management Activities (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Net derivatives asset:
Fixed price derivative assets	$ 593,000
Significant other observable inputs (Level 2) | Commodity swaps
Net derivatives asset:
Fixed price derivative assets	593,280
Total | Commodity swaps
Net derivatives asset:
Fixed price derivative assets	$ 593,280

Derivative Instruments and Risk Management Activities (Details 6) (Commodity derivative, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Commodity derivative
Commodity derivative assets
Gross amounts of recognized assets	$ 656,696	$ 597,359
Gross amounts offset on balance sheet	(62,781)	(65,344)
Net amounts of assets on balance sheet	593,915	532,015
Commodity derivative liabilities
Gross amounts of recognized assets	1,713
Gross amounts offset on balance sheet	(2,348)
Net amounts of assets (liabilities) on balance sheet	$ (635)

Sale of Appalachian Gathering Assets (Details) (USD $)	6 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Appalachian Gathering Assets acre mi	Mar. 31, 2012 Appalachian Gathering Assets	Jun. 30, 2013 Appalachian Gathering Assets	Dec. 31, 2012 Appalachian Gathering Assets	Mar. 26, 2012 Appalachian Gathering Assets acre	Jun. 30, 2013 Appalachian Gathering Assets Maximum	Dec. 31, 2012 Appalachian Gathering Assets Maximum
Sale of Assets
Period of exclusive rights to gather the gas within AOD				20 years
Sale consideration				$ 375,000,000
Area of low pressure pipeline systems and gathering rights sold (in miles)				25
Area of land held (in acres)								104,000
Area of AOD (in acres)				250,000
Period for which entity is committed to deliver minimum volumes into gathering systems, with certain carryback and carryforward adjustments for overages or deficiencies						7 years	7 years
Additional sale proceeds on meeting certain volume threshold									40,000,000	40,000,000
Earn out period						3 years	3 years
Gain recognized on the sale of assets	$ 291,305,000	$ 291,190,000	$ (8,700,000)	$ 291,000,000	$ 291,000,000

Contingencies (Details) (Violation of Clean Water Act, USD $)	Jun. 30, 2013	Dec. 31, 2012
Violation of Clean Water Act
Contingencies
Proposed fine or penalty relating to this matter	$ 0
Monetary sanctions resulting from non-compliance, minimum	$ 100,000	$ 100,000

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 18,989	$ 3,343
Accounts receivable - trade, net of allowance for doubtful accounts of $182 and $174 in 2011 and 2012, respectively	21,296	25,117
Notes receivable - short-term portion	4,555	7,000
Accrued revenue	46,669	35,986
Derivative instruments	160,579	248,550
Other	22,518	13,646
Total current assets	274,606	333,642
Natural gas properties, at cost (successful efforts method):
Unproved properties	1,243,237	834,255
Proved properties	1,689,132	2,497,306
Gathering systems and facilities	168,930	142,241
Other property and equipment	9,517	8,314
Property and equipment, gross	3,110,816	3,482,116
Less accumulated depletion, depreciation, and amortization	(173,343)	(601,702)
Property and equipment, net	2,937,473	2,880,414
Derivative instruments	371,436	541,423
Notes receivable - long-term portion	2,667	5,111
Other assets, net	32,611	28,210
Total assets	3,618,793	3,788,800
Current liabilities:
Accounts payable	181,478	107,027
Accrued liabilities	61,161	37,955
Revenue distributions payable	46,037	34,768
Current portion of long-term debt	25,000
Deferred income tax liability	62,620	75,308
Total current liabilities	376,296	255,058
Long-term liabilities:
Long-term debt	1,444,058	1,317,330
Deferred income tax liability	91,692	245,327
Other long-term liabilities	33,010	12,279
Total liabilities	1,945,056	1,829,994
Equity:
Members' equity	1,460,947	1,460,947
Accumulated earnings	212,790	497,859
Total equity	1,673,737	1,958,806
Total liabilities and equity	$ 3,618,793	$ 3,788,800

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Balance Sheets
Accounts receivable - trade, allowance for doubtful accounts	$ 10	$ 174	$ 182

Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Natural gas sales	$ 259,743	$ 195,116	$ 47,392
Natural gas liquids sales	3,719
Oil sales	1,520	173	39
Commodity derivative fair value gains	179,546	496,064	77,599
Gain on sale of gathering system	291,190
Total revenue	735,718	691,353	125,030
Operating expenses:
Lease operating expenses	6,243	4,608	1,158
Gathering, compression, and transportation	91,094	37,315	9,237
Production taxes	20,210	11,915	2,885
Exploration expenses	14,675	4,034	2,350
Impairment of unproved properties	12,070	4,664	6,076
Depletion, depreciation and amortization	102,026	55,716	18,522
Accretion of asset retirement obligations	101	76	11
Expenses related to business acquisition			2,544
General and administrative	45,284	33,342	21,952
Loss on sale of assets		8,700
Total operating expenses	291,703	160,370	64,735
Operating income (loss)	444,015	530,983	60,295
Other expense:
Interest expense	(97,510)	(74,404)	(56,463)
Interest rate derivative fair value losses		(94)	(2,677)
Total other expense	(97,510)	(74,498)	(59,140)
Income (loss) from continuing operations before income taxes and discontinued operations	346,505	456,485	1,155
Provision for income taxes	(121,229)	(185,297)	(939)
Income (loss) from continuing operations	225,276	271,188	216
Discontinued operations:
Income (loss) from results of operations and sale of discontinued operations, net of income tax (expense) benefit of $(29,070), $(45,155), and $272,553 in 2010, 2011, and 2012, respectively	(510,345)	121,490	228,412
Net income (loss) and comprehensive income (loss) attributable to Antero equity owners	$ (285,069)	$ 392,678	$ 228,628
Pro forma earnings (loss) per common share - basic
Continuing operations (in dollars per share)	$ 0.89	$ 1.06
Discontinued operations (in dollars per share)	$ (2.01)	$ 0.48	$ 0.9
Net income (loss) (in dollars per share)	$ (1.12)	$ 1.54	$ 0.9
Pro forma earnings (loss) per common share - diluted
Continuing operations (in dollars per share)	$ 0.89	$ 1.06
Discontinued operations (in dollars per share)	$ (2.01)	$ 0.48	$ 0.9
Net income (loss) (in dollars per share)	$ (1.12)	$ 1.54	$ 0.9
Pro forma weighted average number of shares outstanding:
Basic (in shares)	254,375	254,375	254,375
Diluted (in shares)	254,375	254,375	254,375

Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)
Discontinued operations, income tax (expense) benefit	$ 272,553	$ (45,155)	$ (29,070)
Unrealized gains on interest derivative		$ 4,212	$ 6,875
Condensed Consolidated Statements of Cash Flows
Continuing operations (in dollars per share)	$ 0.89	$ 1.06
Continuing operations (in dollars per share)	$ 0.89	$ 1.06
Maximum
Condensed Consolidated Statements of Cash Flows
Continuing operations (in dollars per share)			$ 0.01
Continuing operations (in dollars per share)			$ 0.01

Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total	Total Antero equity	Members' equity	Accumulated (deficit) earnings	Noncontrolling interest
Balances at Dec. 31, 2009	$ 1,299,107	$ 1,269,386	$ 1,392,833	$ (123,447)	$ 29,721
Increase (Decrease) in Stockholders' Equity
Issuance of member units in business acquisition	97,000	97,000	97,000
Equity issuance costs	(27)	(27)	(27)
Sale of midstream subsidiary	(31,285)				(31,285)
Net income (loss) and comprehensive income (loss)	230,192	228,628		228,628	1,564
Balances at Dec. 31, 2010	1,594,987	1,594,987	1,489,806	105,181
Increase (Decrease) in Stockholders' Equity
Distribution to members	(28,859)	(28,859)	(28,859)
Net income (loss) and comprehensive income (loss)	392,678	392,678		392,678
Balances at Dec. 31, 2011	1,958,806	1,958,806	1,460,947	497,859
Increase (Decrease) in Stockholders' Equity
Net income (loss) and comprehensive income (loss)	(285,069)	(285,069)		(285,069)
Balances at Dec. 31, 2012	$ 1,673,737	$ 1,673,737	$ 1,460,947	$ 212,790

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (285,069)	$ 392,678	$ 228,628
Adjustment to reconcile net income (loss) to net cash provided by operating activities:
Depletion, depreciation, amortization, and depletion	102,127	55,792	18,533
Impairment of unproved properties	12,070	4,664	6,076
Derivative fair value gains	(179,546)	(495,970)	(74,922)
Cash receipts for settled derivatives	178,491	45,638	5,511
Deferred income tax expense	106,229	185,297	939
(Gain) loss on sale of assets	(291,190)	8,700
Loss on sale of discontinued operations	795,945		(147,559)
Depletion, depreciation, amortization, impairment of unproved properties, and dry hole expense - discontinued operations	90,096	126,041	164,993
Derivative fair value gains - discontinued operations	(46,358)	(180,130)	(166,685)
Cash receipts for settled derivatives - discontinued operations	92,166	66,654	58,650
Deferred income tax expense (benefit) - discontinued operations	(272,553)	45,155	29,070
Other	4,960	3,479	5,255
Changes in assets and liabilities:
Accounts receivable	5,511	3,854	(2,306)
Accrued revenue	(10,683)	(11,118)	(7,408)
Other current assets	(8,882)	(4,528)	261
Accounts payable	(2,117)	(1,875)	9,779
Accrued liabilities	14,790	17,124	(2,771)
Revenue distributions payable	11,268	4,852	1,747
Other	15,000
Net cash provided by operating activities	332,255	266,307	127,791
Cash flows from investing activities:
Additions to proved properties	(10,254)	(105,405)
Additions to unproved properties	(687,403)	(195,131)	(41,277)
Drilling costs	(839,151)	(527,710)	(299,926)
Additions to gathering systems and facilities	(142,294)	(72,837)	(47,124)
Additions to other property and equipment	(3,447)	(2,339)	(2,647)
(Increase) decrease in notes receivable	4,889	(10,111)	(2,000)
Increase in other assets	(3,707)	(3,095)	(556)
Proceeds from asset sales	1,217,876	15,379	258,918
Net assets of business acquired, net of cash of $170			(96,060)
Net cash from (used in) investing activities	(463,491)	(901,249)	(230,672)
Cash flows from financing activities:
Issuance of senior notes	300,000	400,000	156,000
Borrowings (repayments) on bank credit facility, net	(148,000)	265,000	(42,080)
Payments of deferred financing costs	(5,926)	(6,691)	(10,459)
Distribution to members		(28,859)
Other	808	(153)	(2,261)
Net cash provided by (used in) financing activities	146,882	629,297	101,200
Net increase (decrease) in cash and cash equivalents	15,646	(5,645)	(1,681)
Cash and cash equivalents, beginning of period	3,343	8,988	10,669
Cash and cash equivalents, end of period	18,989	3,343	8,988
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	90,122	59,107	52,326
Supplemental disclosure of noncash investing activities:
Changes in accounts payable for additions to properties, gathering systems and facilities	$ 72,881	$ 26,465	$ 32,028

Condensed Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Condensed Consolidated Statements of Cash Flows
Net assets of business acquired, cash	$ 170

Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business and Organization
Organization

(1) Business and Organization

        Antero Resources LLC, a limited liability company, and its consolidated operating subsidiaries (collectively referred to as the Company, we, or our) are engaged in the exploration for and the production of natural gas, natural gas liquids (NGLs), and oil onshore in the United States in unconventional reservoirs, which can generally be characterized as fractured shales and tight sand formations. Our properties are primarily located in the Appalachian Basin in West Virginia, Ohio, and Pennsylvania. During 2012 we sold our Arkoma Basin properties and our Piceance Basin properties. We also have certain midstream gathering and pipeline operations which are ancillary to our interests in producing properties. Our corporate headquarters are in Denver, Colorado.

        Our consolidated financial statements as of June 30, 2013 include the accounts of Antero Resources LLC, and its directly and indirectly owned subsidiaries. The subsidiaries include Antero Resources Corporation (ARC) (formerly Antero Resources Appalachian Corporation) and its wholly owned subsidiaries, Antero Resources Bluestone LLC and Antero Resources Finance Corporation (Antero Finance) (collectively referred to as the Antero Entities). Antero Resources LLC, the stand alone parent entity, has insignificant independent assets and no operations.

(1) Organization

  Business and Organization

        Antero Resources LLC, a limited liability company, and its consolidated operating subsidiaries (collectively referred to as the Company, we, or our) are engaged in the exploration for and the production of natural gas, natural gas liquids (NGLs), and oil onshore in the United States in unconventional reservoirs, which can generally be characterized as fractured shales and tight sand formations. Our properties are primarily located in the Appalachian Basin in West Virginia, Ohio, and Pennsylvania. During 2012 we sold our Oklahoma Arkoma Basin properties and our Colorado Piceance Basin properties. We also have certain midstream gathering and pipeline operations which are ancillary to our interests in producing properties. Our corporate headquarters are in Denver, Colorado.

        Our consolidated financial statements as of December 31, 2012 include the accounts of Antero Resources LLC, and its directly and indirectly owned subsidiaries. The subsidiaries include Antero Resources Appalachian Corporation and its wholly owned subsidiaries, Antero Resources Arkoma LLC (Antero Arkoma), Antero Resources Piceance LLC (Antero Piceance), Antero Resources Pipeline LLC (Antero Pipeline), Antero Resources Bluestone LLC, and Antero Resources Finance Corporation (Antero Finance) (collectively referred to as the Antero Entities). Subsequent to December 31, 2012 the Antero Arkoma, Antero Piceance, and Antero Pipeline LLCs were merged into Antero Resources Appalachian Corporation.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis of Presentation and Significant Accounting Policies
Summary of Significant Accounting Policies

(2) Basis of Presentation and Significant Accounting Policies

(a)   Basis of Presentation

        These consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the SEC) applicable to interim financial information and should be read in the context of the December 31, 2012 consolidated financial statements and notes thereto for a more complete understanding of the Company's operations, financial position, and accounting policies. The December 31, 2012 consolidated financial statements have been filed with the SEC in the Company's Annual Report on Form 10-K for the year ended December 31, 2012.

        The accompanying unaudited consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) for interim financial information, and, accordingly, do not include all of the information and footnotes required by GAAP for complete consolidated financial statements. In the opinion of management, the accompanying unaudited consolidated financial statements include all adjustments (consisting of normal and recurring accruals) considered necessary to present fairly the Company's financial position as of June 30, 2013, and the results of its operations for the three and six months ended June 30, 2012 and 2013, and its cash flows for the six months ended June 30, 2012 and 2013. We have no items of other comprehensive income or loss; therefore, our net income (loss) is identical to our comprehensive income (loss). All significant intercompany accounts and transactions have been eliminated. Operating results for the period ended June 30, 2013 are not necessarily indicative of the results that may be expected for the full year because of the impact of fluctuations in prices received for natural gas and oil, natural production declines, the uncertainty of exploration and development drilling results, and other factors.

        The Company's exploration and production activities are accounted for under the successful efforts method.

        As of the date these financial statements were filed with the Securities and Exchange Commission, the Company completed its evaluation of potential subsequent events for disclosure and no items requiring disclosure were identified.

(b)   Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in facts and circumstances or discovery of new information may result in revised estimates, and actual results could differ from those estimates.

        The Company's financial statements are based on a number of significant judgments, assumptions, and estimates, including estimates of gas and oil reserve quantities, which are the basis for the calculation of depreciation, depletion, and amortization, present value of future reserves, and impairment of oil and gas properties. Reserve estimates are, by their nature, inherently imprecise.

(c)   Risks and Uncertainties

        Historically, the market for natural gas has experienced significant price fluctuations. Prices for natural gas are volatile; price fluctuations can result from variations in weather, levels of production in a given region, availability of transportation capacity to other regions of the country, and various other factors. Increases or decreases in prices received could have a significant impact on the Company's future results of operations.

(d)   Cash and Cash Equivalents

        The Company considers all liquid investments purchased with an initial maturity of three months or less to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these investments.

(e)   Derivative Financial Instruments

        In order to manage its exposure to oil and gas price volatility, the Company enters into derivative transactions from time to time, which may include commodity swap agreements, collar agreements, and other similar agreements relating to natural gas expected to be produced. From time to time, the Company may also enter into derivative contracts to mitigate the effects of interest rate fluctuations. To the extent legal right of offset with a counterparty exists, the Company reports derivative assets and liabilities on a net basis. The Company has exposure to credit risk to the extent the counterparty is unable to satisfy its settlement obligation. The fair value of our commodity derivative contracts of approximately $593 million at June 30, 2013 includes the following asset values by bank counterparty: BNP Paribas—$150 million; Credit Suisse—$161 million; Wells Fargo—$99 million; JP Morgan—$102 million; Barclays—$65 million; Deutsche Bank—$11 million; Union Bank—$2 million; and Toronto Dominion Bank—$1 million. Additionally, contracts with Dominion Field Services account for $2 million of the fair value. The credit ratings of certain of these banks have been downgraded because of the sovereign debt crisis in Europe. The estimated fair value of our commodity derivative assets has been risk adjusted using a discount rate based upon the respective published credit default swap rates (if available, or if not available, a discount rate based on the applicable Reuters bond rating) at June 30, 2013 for each of the European and American banks. We believe that all of these institutions currently are acceptable credit risks.

        The Company records derivative instruments on the consolidated balance sheets as either an asset or liability measured at fair value and records changes in the fair value of derivatives in current earnings as they occur. Changes in the fair value of commodity derivatives are classified as revenues.

(f)    Fair Value Measurements

        Authoritative accounting guidance defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements. This guidance also relates to all nonfinancial assets and liabilities that are not recognized or disclosed on a recurring basis (e.g., those measured at fair value in a business combination, the initial recognition of asset retirement obligations, and impairments of proved oil and gas properties, and other long-lived assets). The fair value is the price that the Company estimates would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy is used to prioritize input to valuation techniques used to estimate fair value. An asset or liability subject to the fair value requirements is categorized within the hierarchy based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. The highest priority (Level 1) is given to unadjusted quoted market prices in active markets for identical assets or liabilities, and the lowest priority (Level 3) is given to unobservable inputs. Level 2 inputs are data, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Instruments that are valued using Level 2 inputs include nonexchange traded derivatives, such as over-the-counter commodity price swaps, basis swaps, and interest rate swaps. Valuation models used to measure fair value of these instruments consider various Level 2 inputs including (i) quoted forward prices for commodities, (ii) time value, (iii) quoted forward interest rates, (iv) current market prices and contractual prices for the underlying instruments, (v) risk of nonperformance by the Company and the counterparty, and (vi) other relevant economic measures. The Company utilizes its counterparties to assess the reasonableness of its prices and valuation techniques. To the extent a legal right of offset with a counterparty exists, the derivative assets and liabilities are reported on a net basis.

(g)   Income Taxes

        Antero Resources LLC and its subsidiaries file separate federal and state income tax returns. Antero Resources LLC is a partnership for income tax purposes and therefore is not subject to federal or state income taxes. The tax on the income of Antero Resources LLC is borne by the individual members through the allocation of taxable income.

        Antero Resources Corporation and its subsidiaries recognize deferred tax assets and liabilities for temporary differences resulting from net operating loss carryforwards for income tax purposes and the differences between the financial statement and tax basis of assets and liabilities. The effect of changes in the tax laws or tax rates is recognized in income in the period such changes are enacted. Deferred tax assets are reduced by a valuation allowance, when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

        Unrecognized tax benefits represent potential future tax obligations for uncertain tax positions taken on previously filed tax returns that may not ultimately be sustained. The Company recognizes interest expense related to unrecognized tax benefits in interest expense and fines and penalties as income tax expense. The tax years 2009 through 2012 remain open to examination by the U.S. Internal Revenue Service. The Company files tax returns with various state taxing authorities which remain open to examination for tax years 2008 through 2012.

(h)   Impairment of Unproved Properties

        Unproved properties are assessed for impairment on a property-by-property basis, and any impairment in value is charged to expense. Impairment is assessed based on remaining lease terms, drilling results, reservoir performance, commodity price outlooks, and future plans to develop acreage.

        Impairment of unproved properties during the three months ended June 30, 2012 and 2013 was $2 million and $5 million, respectively.

(i)    Industry Segment and Geographic Information

        We have evaluated how the Company is organized and managed and have identified one operating segment—the exploration and production of oil, natural gas, and natural gas liquids. We consider our gathering, processing, and marketing functions as ancillary to our oil and gas producing activities. All of our assets are located in the United States and all of our revenues are attributable to United States customers.

(j)    Guarantees

        In November 2009 and January 2010, an indirect wholly owned finance subsidiary of Antero Resources LLC, Antero Finance, issued $375 million and $150 million, respectively, of 9.375% senior notes due December 1, 2017. In August 2011, Antero Finance issued $400 million of 7.25% senior notes due August 1, 2019. In November 2012 and February 2013, Antero Finance issued $300 million and $225 million, respectively, of 6.00% senior notes due December 1, 2020. For purposes of this footnote, we collectively refer to the 2017 senior notes, the 2019 senior notes and the 2020 senior notes as the "senior notes."

        Antero Resources LLC, as the parent company (for purposes of this footnote only, the Parent Company), has no independent assets or operations. Antero Finance is a 100% indirectly owned finance subsidiary of Parent Company. The senior notes are each guaranteed on a senior unsecured basis by Parent Company and all of Parent Company's wholly owned subsidiaries (other than Antero Finance) and certain of its future restricted subsidiaries. The guarantees are full and unconditional and joint and several. The guarantor subsidiaries may be released from those guarantees upon the occurrence of certain events, including (i) the designation of that subsidiary guarantor as an unrestricted subsidiary; (ii) the release or discharge of any guarantee or indebtedness that resulted in the creation of the guarantee of the senior notes by such subsidiary guarantor; or (iii) the sale or other disposition, including the sale of substantially all of the assets, of that subsidiary guarantor. There are no significant restrictions on Antero Finance's ability to obtain funds from the Parent Company or the subsidiary guarantors by dividend or loan, except those imposed by applicable law. However, the indentures governing the senior notes and the Credit Facility agreement contain significant restrictions on the ability of Antero Finance or the subsidiary guarantors to make distributions to the Parent Company. Finally, the Parent Company's wholly owned subsidiaries do not have restricted assets that exceed 25% of net assets as of the most recent fiscal year end that may not be transferred to the Parent Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party.

(2) Summary of Significant Accounting Policies

  (a) Basis of Presentation

        The accompanying consolidated financial statements include the accounts of Antero Resources LLC and its subsidiaries. All significant intercompany accounts and transactions have been eliminated.

        As of the date these financial statements were filed with the Securities and Exchange Commission, the Company completed its evaluation of potential subsequent events for disclosure and no items other than the event described in Note 7 (d) requiring disclosure were identified.

  (b) Use of Estimates

        The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in facts and circumstances or discovery of new information may result in revised estimates, and actual results could differ from those estimates.

        The Company's consolidated financial statements are based on a number of significant estimates including estimates of gas and oil reserve quantities, which are the basis for the calculation of depreciation, depletion, amortization, present value of cash flows from reserves, and impairment of oil and gas properties. Reserve estimates by their nature are inherently imprecise.

  (c) Risks and Uncertainties

        Historically, the market for natural gas, NGLs, and oil has experienced significant price fluctuations. Prices for natural gas have been particularly volatile in recent years. The price fluctuations can result from variations in weather, levels of production in the region, availability of transportation capacity to other regions of the country, and various other factors. Increases or decreases in prices received could have a significant impact on the Company's future results of operations.

  (d) Cash and Cash Equivalents

        The Company considers all liquid investments purchased with an initial maturity of three months or less to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these instruments.

  (e) Oil and Gas Properties

        The Company accounts for its natural gas and crude oil exploration and development activities under the successful efforts method of accounting. Under the successful efforts method, costs of productive wells, development dry holes, and undeveloped leases are capitalized. Oil and gas lease acquisition costs are also capitalized. Exploration costs, including personnel and other internal costs, geological and geophysical expenses, and delay rentals for gas and oil leases, are charged to expense as incurred. Exploratory drilling costs are initially capitalized, but charged to expense if and when the well is determined not to have found reserves in commercial quantities. The Company reviews exploration costs related to wells-in-progress at the end of each quarter and makes a determination based on known results of drilling at that time whether the costs should continue to be capitalized pending further well testing and results or charged to expense. The sale of a partial interest in a proved property is accounted for as a cost recovery, and no gain or loss is recognized as long as this treatment does not significantly affect the units-of-production amortization rate. A gain or loss is recognized for all other sales of producing properties.

        Unproved properties with significant acquisition costs are assessed for impairment on a property-by-property basis, and any impairment in value is charged to expense. Impairment is assessed based on remaining lease terms, drilling results, reservoir performance, commodity price outlooks, and future plans to develop acreage. Other unproved properties are assessed for impairment on an aggregate basis. Unproved properties and the related costs are transferred to proved properties when reserves are discovered on or otherwise attributed to the property. Proceeds from sales of partial interests in unproved properties are accounted for as a recovery of cost without recognizing any gain or loss until the cost has been recovered. Impairment of unproved properties (including discontinued operations) for leases which have expired or are expected to expire was $35.9 million, $11.1 million, and $13.0 million for the years ended December 31, 2010, 2011, and 2012, respectively.

        The Company reviews its proved oil and gas properties for impairment whenever events and circumstances indicate that the carrying value of the properties may not be recoverable. When determining whether impairment has occurred, the Company estimates the expected future cash flows of its oil and gas properties and compares such future cash flows to the carrying amount of the properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company reduces the carrying amount of the properties to their estimated fair value. The factors used to determine fair value include estimates of proved reserves, future commodity prices, cash flow from commodity hedges, future production estimates, anticipated capital expenditures, and a commensurate discount rate. There were no impairments of proved natural gas properties during the years ended December 31, 2010, 2011, and 2012.

        At December 31, 2012, the Company did not have significant capitalized costs related to exploratory wells-in-progress which were pending determination of proved reserves. The Company had no significant costs which have been deferred for longer than one year pending proved reserves at December 31, 2012.

        The provision for depreciation, depletion, and amortization of oil and gas properties (including discontinued operations) is calculated on a geological reservoir basis using the units-of-production method. Depreciation, depletion, and amortization expense for oil and gas properties was $124.3 million, $164.0 million, and $181.7 million for the years ended December 31, 2010, 2011, and 2012, respectively.

  (f) Inventories

        Inventories consist of pipe and well equipment, and are stated at the lower of cost or market. Cost is determined using the first-in, first-out (FIFO) method.

  (g) Gathering Systems and Facilities

        Gathering systems and compressors are depreciated using the straight-line method over their estimated useful life of 20 years. Expenditures for installation, major additions, and improvements are capitalized, and minor replacements, maintenance, and repairs are charged to expenses as incurred. For the years ended December 31, 2010, 2011, and 2012, depreciation expense (including discontinued operations) for gathering systems and processing facilities was $8.8 million, $5.5 million, and $7.4 million, respectively. A gain or loss is recognized upon the sale or disposal of property and equipment.

  (h) Impairment of Long-Lived Assets Other than Oil and Gas Properties

        The Company evaluates its long-lived assets other than natural gas properties for impairment when events or changes in circumstances indicate that the related carrying amount of the assets may not be recoverable. Generally, the basis for making such assessments is undiscounted future cash flow projections for the unit being assessed. If the carrying value amounts of the assets are deemed to be not recoverable, the carrying amount is reduced to the estimated fair value, which is based on discounted future cash flows or other techniques, as appropriate. No impairments for such assets have been recorded through December 31, 2012.

  (i) Other Property and Equipment

        Other property and equipment is depreciated using the straight-line method over estimated useful lives ranging from three to five years. For the years ended December 31, 2010, 2011, and 2012, depreciation expense for other property and equipment was $0.8 million, $1.0 million, and $1.7 million, respectively. A gain or loss is recognized upon the sale or disposal of property and equipment.

  (j) Deferred Financing Costs

        Deferred financing costs represent loan origination fees, initial purchasers' discounts, and other borrowing costs and are included in noncurrent other assets on the consolidated balance sheets. These costs are being amortized over the term of the related debt using the effective interest method. The Company charges interest expense for deferred financing costs remaining for debt facilities that have been retired prior to their maturity date. At December 31, 2012, the Company had $28.1 million of unamortized deferred financing costs included in other long-term assets. The amounts amortized and the write-off of previously deferred debt issuance costs were $4.1 million, $3.8 million, and $5.2 million for the years ended December 31, 2010, 2011, and 2012, respectively.

  (k) Derivative Financial Instruments

        In order to manage its exposure to oil and gas price volatility, the Company enters into derivative transactions from time to time, including commodity swap agreements, collar agreements, and other similar agreements relating to natural gas expected to be produced. From time to time, the Company also enters into derivative contracts to mitigate the effects of interest rate fluctuations. To the extent legal right of offset with a counterparty exists, the Company reports derivative assets and liabilities on a net basis. The Company has exposure to credit risk to the extent the counterparty is unable to satisfy its settlement obligation. The Company actively monitors the creditworthiness of counterparties and assesses the impact, if any, on its derivative position.

        The Company records derivative instruments on the consolidated balance sheets as either an asset or liability measured at fair value and records changes in the fair value of derivatives in current earnings as they occur. Changes in the fair value of commodity derivatives are classified as revenues, and changes in the fair value of interest rate derivatives are classified as other income (expense). Cash flows from the termination of commodity derivatives in conjunction with sales of oil and gas assets are included in the investing section of the statement of cash flows.

  (l) Asset Retirement Obligations

        The Company is obligated to dispose of certain long-lived assets upon their abandonment. The Company's asset retirement obligations (ARO) relate primarily to its obligation to plug and abandon oil and gas wells at the end of their life. The ARO is recorded at its estimated fair value, measured by reference to the expected future cash outflows required to satisfy the retirement obligation discounted at the Company's credit-adjusted, risk-free interest rate. Revisions to estimated ARO can result from changes in retirement cost estimates, revisions to estimated inflation rates, and changes in the estimated timing of abandonment. The fair value of the liability is added to the carrying amount of the associated asset, and this additional carrying amount is depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for an amount other than the carrying amount of the liability, we will recognize a gain or loss on settlement.

        The Company delivers natural gas through its gathering assets and may become obligated by regulatory requirements to remove certain facilities or perform other remediation upon retirement of these assets. However, the Company is not able to reasonably determine the fair value of the ARO since future dismantlement and removal dates are indeterminate. The Company does not have access to adequate forecasts that predict the timing of expected production for existing reserves on those fields in which the Company operates. In the absence of such information, the Company is not able to make a reasonable estimate of when future dismantlement and removal dates will occur and will continue to monitor regulatory requirements to remove its gathering assets.

  (m) Environmental Liabilities

        Environmental expenditures that relate to an existing condition caused by past operations and that do not contribute to current or future revenue generation are expensed as incurred. Liabilities are accrued when environmental assessments and/or clean up is probable, and the costs can be reasonably estimated. These liabilities are adjusted as additional information becomes available or circumstances change. As of December 31, 2011 and 2012, the Company has not accrued a material amount for any environmental liabilities nor has it been fined or cited for any environmental violations that could have a material adverse effect on future capital expenditures or operating results of the Company.

  (n) Natural Gas, NGL and Oil Revenues

        Sales of natural gas, NGLs, and crude oil are recognized when the products are delivered to the purchaser and title transfers to the purchaser. Payment is generally received one month months after the sale has occurred. Variances between estimated sales and actual amounts received are recorded in the month payment is received and are not material. The Company recognizes natural gas revenues based on its entitlement share of natural gas that is produced based on its working interests in the properties. The Company records a receivable (payable) to the extent it receives less (more) than its proportionate share natural gas revenues. At December 31, 2011 and 2012, the Company had no significant imbalance positions.

  (o) Concentrations of Credit Risk

        The Company's revenues are derived principally from uncollateralized sales to purchasers in the oil and gas industry. The concentration of credit risk in a single industry affects the Company's overall exposure to credit risk because purchasers may be similarly affected by changes in economic and other conditions. The Company has not experienced significant credit losses on its receivables.

        The Company's sales to major customers (purchases in excess of 10% of total sales) for the years ended December 31, 2010, 2011, and 2012 are as follows (including sales in discontinued operations):

	2010	2011	2012
Company A	23%	28%	23%
Company B	13	17	13
Company C	11	12	10
All others	53	43	54

	100%	100%	100%

        Although a substantial portion of production is purchased by these major customers, we do not believe the loss of any one or several customers would have a material adverse effect on our business, as other customers or markets would be accessible to us.

        The Company is also exposed to credit risk on its commodity derivative portfolio. Any default by the counterparties to these derivative contracts when they become due would have a material adverse effect on our financial condition and results of operations. The fair value of our commodity derivative contracts of approximately $532 million at December 31, 2012 includes the following values by bank counterparty: JP Morgan—$94 million; BNP Paribas—$124 million; Credit Suisse—$150 million; Wells Fargo—$86 million; Barclays—$57 million; Deutsche Bank—$11 million; and Union Bank—$4 million. Additionally, contracts with Dominion Field Services account for $6 million of the fair value. The estimated fair value of our commodity derivative assets has been risk adjusted using a discount rate based upon the respective published credit default swap rates at December 31, 2012 for each of the European and American banks. We believe that all of these institutions currently are acceptable credit risks.

        The Company, at times, may have cash in banks in excess of federally insured amounts.

  (p) Income Taxes

        Antero Resources LLC and each of its operating subsidiaries file separate federal and state income tax returns. Antero Resources LLC is a partnership for income tax purposes and therefore is not subject to federal or state income taxes. The tax on the income of Antero Resources LLC is borne by the individual members through the allocation of taxable income.

        The Company's operating subsidiaries recognize deferred tax assets and liabilities for temporary differences resulting from net operating loss carryforwards for income tax purposes and the differences between the financial statement and tax basis of assets and liabilities. The effect of changes in the tax laws or tax rates is recognized in income in the period such changes are enacted. Deferred tax assets are reduced by a valuation allowance, when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

        Unrecognized tax benefits represent potential future tax obligations for uncertain tax positions taken on previously filed tax returns that may not ultimately be sustained. The Company recognizes interest expense related to unrecognized tax benefits in interest expense and fines and penalties as income tax expense. The tax years 2009 through 2012 remain open to examination by the U.S. Internal Revenue Service. The Company files tax returns with various state taxing authorities which remain open to examination for tax years 2008 through 2012.

  (q) Fair Value Measures

        FASB ASC Topic 820, Fair Value Measurements and Disclosures, clarifies the definition of fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This guidance also relates to all nonfinancial assets and liabilities that are not recognized or disclosed on a recurring basis (e.g., those measured at fair value in a business combination, the initial recognition of asset retirement obligations, and impairments of proved oil and gas properties, and other long-lived assets). The fair value is the price that the Company estimates would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy is used to prioritize input to valuation techniques used to estimate fair value. An asset or liability subject to the fair value requirements is categorized within the hierarchy based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. The highest priority (Level 1) is given to unadjusted quoted market prices in active markets for identical assets or liabilities, and the lowest priority (Level 3) is given to unobservable inputs. Level 2 inputs are data, other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Instruments which are valued using Level 2 inputs include nonexchange traded derivatives such as over-the-counter commodity price swaps, basis swaps, and interest rate swaps. Valuation models used to measure fair value of these instruments consider various Level 2 inputs including (i) quoted forward prices for commodities, (ii) time value, (iii) quoted forward interest rates, (iv) current market prices and contractual prices for the underlying instruments, (v) risk of nonperformance by the Company and the counterparty, and (vi) other relevant economic measures. The Company utilizes its counterparties to assess the reasonableness of its prices and valuation techniques. To the extent a legal right of offset with a counterparty exists, the derivative assets and liabilities are reported on a net basis.

  (r) Industry Segment and Geographic Information

        We have evaluated how the Company is organized and managed and have identified one operating segment—the exploration and production of oil, natural gas, and natural gas liquids. We consider our gathering, processing, and marketing functions as ancillary to our oil and gas producing activities. All of our assets are located in the United States and all of our revenues are attributable to customers located in the United States.

  (s) Guarantees

        In November 2009 and January 2010, an indirect wholly owned finance subsidiary of Antero Resources LLC, Antero Finance, issued $375 million and $150 million, respectively, of 9.375% senior notes due December 1, 2017. In August 2011, Antero Finance issued $400 million of 7.25% senior notes due August 1, 2019. In November 2012 and February 2013, Antero Finance issued $300 million and $225 million of 6.00% senior notes due December 1, 2020. For purposes of this footnote, we collectively refer to the 2017 senior notes, the 2019 senior notes and the 2020 senior notes as the "senior notes."

        Antero Resources LLC, as the parent company (for purposes of this footnote only, the Parent Company), has no independent assets or operations. Antero Finance is a 100% indirectly owned finance subsidiary of Parent Company. The senior notes are each guaranteed on a senior unsecured basis by Parent Company and all of Parent Company's wholly owned subsidiaries (other than Antero Finance) and certain of its future restricted subsidiaries. The guarantees are full and unconditional and joint and several. The guarantor subsidiaries may be released from those guarantees upon the occurrence of certain events, including (i) the designation of that subsidiary guarantor as an unrestricted subsidiary; (ii) the release or discharge of any guarantee or indebtedness that resulted in the creation of the guarantee of the senior notes by such subsidiary guarantor; or (iii) the sale or other disposition, including the sale of substantially all of the assets, of that subsidiary guarantor. There are no significant restrictions on Antero Finance's ability to obtain funds from the Parent Company or the subsidiary guarantors by dividend or loan, except those imposed by applicable law. However, the indentures governing the senior notes and the Credit Facility agreement contain significant restrictions on the ability of Antero Finance or the subsidiary guarantors to make distributions to the Parent Company. Finally, the Parent Company's wholly owned subsidiaries do not have restricted assets that exceed 25% of net assets as of the most recent fiscal year end that may not be transferred to the Parent Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party.

Sale of Piceance and Arkoma Properties - Discontinued Operations (Arkoma properties)	12 Months Ended
Dec. 31, 2012
Arkoma properties
Sale of Piceance and Arkoma Properties - Discontinued Operations
Sale of Piceance and Arkoma Properties - Discontinued Operations

(3) Sale of Piceance and Arkoma Properties—Discontinued Operations

        On December 21, 2012 the Company completed the sale of its Piceance Basin assets. Proceeds from the sale of $316 million represent the purchase price of $325 million, adjusted for expenses of the sale and estimated income, expenses, and capital costs related to the Piceance Basin properties from the October 1, 2012 effective date of the sale through December 21, 2012. The Company had a loss of $364 million on the sale of the Piceance Basin assets. The purchaser also assumed all of the Company's Rocky Mountain firm transportation obligations. Because of the sale of the Piceance Basin assets, the Company also liquidated its hedge positions related to the Piceance Basin and realized additional proceeds from these transactions of approximately $100 million.

        On June 29, 2012 the Company completed its sale of its Arkoma Basin assets and the commodity hedges associated with the Arkoma assets. Proceeds from the sale of $427 million represent the purchase price of $445 million adjusted for expenses of the sale and estimated income, expenses, and capital costs from the effective date of the sale through the closing date of June 29, 2012. The Company had a loss of $432 million on the sale of the Arkoma Basin assets. The Company's Arkoma Basin midstream operations, which were sold on November 5, 2010, are also included in discontinued operations through the date of the sale. The Company realized a gain in 2010 of $148 million on the sale of those midstream operations.

        Results of operations and the loss on the sale of the Piceance Basin and Arkoma Basin assets are shown as discontinued operations on the accompanying Consolidated Statement of Operations and Comprehensive Income (Loss) and are comprised of the following (in thousands):

	Year ended December 31
	2010	2011	2012
Sales of oil, natural gas, and natural gas liquids	$159,031	196,705	125,396
Commodity derivative fair value gains	166,685	180,130	46,358
Gas gathering and processing revenue	20,554	—	—
Gain on sale of midstream assets	147,559	—	—

Total revenues	493,829	376,835	171,754

Lease operating expenses	24,353	26,037	19,901
Gathering, compression, and transportation	36,572	50,453	45,089
Production taxes	5,892	6,307	2,967
Exploration expenses	22,444	5,842	664
Impairment of unproved properties	29,783	6,387	962
Depletion, depreciation, and amortization	115,433	114,805	88,720
Accretion of asset retirement obligations	306	359	404
Loss on sale of assets	—	—	795,945

Total expenses	234,783	210,190	954,652

Income (loss) from discontinued operations before income taxes	259,046	166,645	(782,898)
Income tax (expense) benefit	(29,070)	(45,155)	272,553

Net income (loss)	229,976	121,490	(510,345)
Noncontrolling interest in net income of consolidated subsidiary	(1,564)	—	—

Net income (loss) from discontinued operations attributable to Antero equity owners	$228,412	121,490	(510,345)

Sale of Appalachian Gathering Assets (Appalachian Gathering Assets)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Appalachian Gathering Assets
Sale of Piceance and Arkoma Properties - Discontinued Operations
Sale of Appalachian Gathering Assets

(9) Sale of Appalachian Gathering Assets

        On March 26, 2012, the Company closed the sale of a portion of its Marcellus Shale gathering system assets along with exclusive rights to gather the Company's gas for a 20-year period within an area of dedication (AOD) to a joint venture owned by Crestwood Midstream Partners and Crestwood Holdings Partners LLC (together Crestwood) for $375 million (subject to customary purchase price adjustments). The sale included approximately 25 miles of low pressure pipeline systems and gathering rights on 104,000 net acres held by the Company within a 250,000 acre AOD and had an effective date of January 1, 2012. Other third-party producers will also have access to the Crestwood system. During the first seven years of the contract, the Company is committed to deliver minimum volumes into the gathering systems, with certain carryback and carryforward adjustments for overages or deficiencies. The Company can earn up to an additional $40 million of sale proceeds over a period of three years from the date of the sale if it meets certain volume thresholds. Crestwood is obligated to incur all future capital costs to build out gathering systems and compression facilities within the AOD to connect the Company's wells as it executes its drilling program and has assumed the various risks and rewards of the system build-out and operations. Because the Company has not retained the substantial risks and rewards of ownership associated with the gathering rights and systems transferred to Crestwood, a gain of approximately $291 million on the sale of the gathering system and rights was recognized during the first quarter of 2012.

(4) Sale of Appalachian Gathering Assets

        On March 26, 2012, the Company closed the sale of a portion of its Marcellus Shale gathering system assets along with exclusive rights to gather the Company's gas for a 20-year period within an area of dedication (AOD) to a joint venture owned by Crestwood Midstream Partners and Crestwood Holdings Partners LLC (together Crestwood) for $375 million (subject to customary purchase price adjustments). The sale included approximately 25 miles of low pressure pipeline systems and gathering rights on 104,000 net acres held by the Company within a 250,000 acre AOD and had an effective date of January 1, 2012. Other third-party producers will also have access to the Crestwood system. During the first seven years of the contract, the Company is committed to deliver minimum annual volumes into the gathering systems, with certain carryback and carryforward adjustments for overages or deficiencies. The Company can earn up to an additional $40 million of sale proceeds over the next three years if it meets certain volume thresholds. Crestwood is obligated to incur all future capital costs to build out gathering systems and compression facilities within the AOD to connect the Company's wells as it executes its drilling program and has assumed the various risks and rewards of the system build-out and operations. Because the Company has not retained the substantial risks and rewards of ownership associated with the gathering rights and systems transferred to Crestwood, it has recognized a gain on the sale of the gathering system and gathering rights of approximately $291 million.

Bluestone Acquisition	12 Months Ended
Dec. 31, 2012
Bluestone Acquisition
Bluestone Acquisition

(5) Bluestone Acquisition

        On December 1, 2010, the Company, through a newly formed subsidiary of Antero Appalachian, Antero Resources Bluestone LLC, acquired 100% of the interests in Bluestone Energy Partners (BEP), a general partnership which owned approximately 96 producing wells and 37,250 acres of unproved leaseholds in the Appalachian Basin.

        The following table summarizes the consideration paid for the BEP partnership interests and the amounts of the assets acquired and liabilities assumed (in millions).

Consideration:
Cash	$96.2
I-5 and B-6 units (3,814,392 each) in Antero Resources LLC	97.0

Total fair value of consideration transferred	$193.2

Acquisition related costs (included in operating expenses in the Company's statement of operations for the year ended December 31, 2011)	$2.5
Fair values of identifiable assets acquired and liabilities assumed:
Current assets	$17.2
Oil and gas properties:
Producing properties	50.7
Undeveloped leases	206.3
Other	4.3
Other long-term assets	9.3
Current liabilities	(7.0)
Long term liabilities	(26.2)
Deferred tax liabilities	(61.4)

Net assets acquired	$193.2

        The fair value of property and equipment and other long-term assets was determined using Level 3 inputs. Deferred tax liabilities were calculated by applying the estimated effective tax rate to the difference between the fair value of the assets acquired and their tax basis. The Company's I-5 and B-6 units, representing additional membership interests issued as part of the consideration, were recorded based on their estimated fair value of $97.0 million on the acquisition date, using Level 3 inputs. There was no contingent consideration given as part of the purchase price.

Notes Receivable	12 Months Ended
Dec. 31, 2012
Notes Receivable
Notes Receivable

(6) Notes Receivable

        At December 31, 2011 and 2012 the Company had notes receivable from a drilling contractor of $12.1 million and $7.2 million, respectively. The notes result from the Company's advances to the drilling contractor to construct drilling rigs to be used by the contractor to fulfill long-term drilling contracts with the Company. The notes are noninterest bearing and are repayable over the term of the service agreements with the drilling contractor.

Long-term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-term Debt
Long-term Debt

(4) Long-term Debt

        Long-term debt consists of the following at December 31, 2012 and June 30, 2013 (in thousands):

	December 31, 2012	June 30, 2013
Bank credit facility(a)	$217,000	960,000
9.375% senior notes due 2017(b)	525,000	525,000
7.25% senior notes due 2019(c)	400,000	400,000
6.00% senior notes due 2020(d)	300,000	525,000
9.00% senior note(d)	25,000	25,000
Net premium	2,058	8,217

	1,469,058	2,443,217
Less amounts due within one year	25,000	25,000

Total	$1,444,058	2,418,217

(a)   Bank Credit Facility

        The Company has a senior secured revolving bank credit facility (the Credit Facility) with a consortium of bank lenders. The maximum amount of the Credit Facility is $2.5 billion. Borrowings under the Credit Facility are subject to borrowing base limitations based on the collateral value of the Company's proved properties and commodity hedge positions and are subject to regular semiannual redeterminations. Effective August 29, 2013, the borrowing base was increased to $2.0 billion (from $1.75 billion at June 30, 2013) and lender commitments to $1.75 billion (from $1.45 billion at June 30, 2013). Lender commitments can be increased to the full amount of the borrowing base upon approval of the lenders. The next redetermination of the borrowing base is scheduled to occur in April 2014. The maturity date of the Credit Facility is May 12, 2016.

        The Credit Facility is secured by mortgages on substantially all of the Company's properties and guarantees from the Company's operating subsidiaries. The Credit Facility contains certain covenants, including restrictions on indebtedness and dividends, and requirements with respect to working capital and interest coverage ratios. Interest is payable at a variable rate based on LIBOR or the prime rate based on the Company's election at the time of borrowing. The Company was in compliance with all of the financial covenants under the Credit Facility as of December 31, 2012 and June 30, 2013.

        As of June 30, 2013, the Company had an outstanding balance under the Credit Facility of $960 million, with a weighted average interest rate of 2.1%, and outstanding letters of credit of approximately $32 million. As of December 31, 2012, the Company had an outstanding balance under the Credit Facility of $217 million, with a weighted average interest rate of 1.91%, and outstanding letters of credit of approximately $43 million. Commitment fees on the unused portion of the Credit Facility are due quarterly at rates ranging from 0.375% to 0.50% of the unused facility based on utilization.

(b)   9.375% Senior Notes Due 2017

        On November 17, 2009 Antero Finance issued $375 million of 9.375% senior notes due December 1, 2017 at a discount of $2.6 million. In January 2010, the Company issued an additional $150 million of the same series of 9.375% senior notes at a premium of $6.0 million. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes are guaranteed on a full and unconditional basis and joint and severally by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Interest on the notes is payable on June 1 and December 1 of each year. Antero Finance may redeem all or part of the notes at any time on or after December 1, 2013 at redemption prices ranging from 104.688% on or after December 1, 2013 to 100.00% on or after December 1, 2015. At any time prior to December 1, 2013, Antero Finance may also redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium. If Antero Resources LLC undergoes a change of control, Antero Finance may be required to offer to purchase notes from the holders.

(c)   7.25% Senior Notes Due 2019

        On August 1, 2011, Antero Finance issued $400 million of 7.25% senior notes due August 1, 2019 at par. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes rank pari passu to the existing 9.375% senior notes. The notes are guaranteed on a senior unsecured basis by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Interest on the notes is payable on August 1 and February 1 of each year. Antero Finance may redeem all or part of the notes at any time on or after August 1, 2014 at redemption prices ranging from 105.438% on or after August 1, 2014 to 100.00% on or after August 1, 2017. In addition, on or before August 1, 2014, Antero Finance may redeem up to 35% of the aggregate principal amount of the notes with the net cash proceeds of certain equity offerings, if certain conditions are met, at a redemption price of 107.25% of the principal amount of the notes, plus accrued interest. At any time prior to August 1, 2014, Antero Finance may redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium and accrued interest. If Antero Resources LLC undergoes a change of control, the note holders will have the right to require Antero Finance to repurchase all or a portion of the notes at a price equal to 101% of the principal amount of the notes, plus accrued interest.

(d)   6.00% Senior Notes Due 2020

        On November 19, 2012, Antero Finance issued $300 million of 6.00% senior notes due December 1, 2020 at par. In a subsequent transaction, on February 4, 2013 Antero Finance issued an additional $225 million of the 6.00% notes at 103% of par. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes rank pari passu to the existing 9.375% and 7.25% senior notes. The notes are guaranteed on a senior unsecured basis by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Interest on the notes is payable on June 1 and December 1 of each year. Antero Finance may redeem all or part of the notes at any time on or after December 1, 2015 at redemption prices ranging from 104.500% on or after December 1, 2015 to 100.00% on or after December 1, 2018. In addition, on or before December 1, 2015, Antero Finance may redeem up to 35% of the aggregate principal amount of the notes with the net cash proceeds of certain equity offerings, if certain conditions are met, at a redemption price of 106.00% of the principal amount of the notes, plus accrued interest. At any time prior to December 1, 2015, Antero Finance may redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium and accrued interest. If a change of control (as defined in the bond indenture) occurs at any time prior to January 1, 2014, Antero Finance may, at its option, redeem all, but not less than all, of the notes at a redemption price equal to 110% of the principal amount of the notes, plus accrued interest. If Antero Resources LLC undergoes a change of control, the note holders will have the right to require Antero Finance to repurchase all or a portion of the notes at a price equal to 101% of the principal amount of the notes, plus accrued interest.

(e)   9.00% Senior Note

        The Company assumed a $25 million unsecured note payable in the business acquisition consummated on December 1, 2010. The note bears interest at 9% and is due December 1, 2013.

(f)    Treasury Management Facility

        The Company has a stand-alone revolving note with a lender under the Credit Facility which provides for up to $25 million of cash management obligations in order to facilitate the Company's daily treasury management. Borrowings under the revolving note are secured by the collateral for the revolving credit facility. Borrowings under the facility bear interest at the lender's prime rate plus 1.0%. The note matures on June 1, 2014. At December 31, 2012 and June 30, 2013, there were no outstanding borrowings under this facility.

(7) Long-term Debt

        The Company's had long-term debt as follows at December 31, 2011 and 2012 (in thousands):

	2011	2012
Bank credit facility (a)	$365,000	217,000
9.375% senior notes due 2017 (b)	525,000	525,000
7.25% senior notes due 2019 (c)	400,000	400,000
6.00% senior notes due 2020 (d)	—	300,000
9.00% senior note due 2013 (e)	25,000	25,000
Net unamortized premium	2,330	2,058

	1,317,330	1,469,058
Less amounts due within one year	—	25,000

	$1,317,330	1,444,058

  (a) Bank Credit Facility

        The Company has a senior secured revolving bank credit facility (the Credit Facility) with a consortium of bank lenders. The maximum amount of the Credit Facility is $2.5 billion. Borrowings under the Credit Facility are subject to borrowing base limitations based on the collateral value of our proved properties and commodity hedge positions and are subject to regular semiannual redeterminations. The next redetermination of the borrowing base is scheduled to occur in May 2013. After giving effect to the issuance of the 6.00% senior notes due 2020 in November 2012 and February 2013, the borrowing base was $1.22 billion and lender commitments totaled $700 million. Lender commitments can be increased to the full $1.22 billion borrowing base upon approval of the lending bank group. The maturity date of the Credit Facility is May 12, 2016.

        The Credit Facility is secured by mortgages on substantially all of the Company's properties and guarantees from the Company's operating subsidiaries. The Credit Facility contains certain covenants, including restrictions on indebtedness and dividends, and requirements with respect to working capital and interest coverage ratios. Interest is payable at a variable rate based on LIBOR or the prime rate based on the Company's election at the time of borrowing. The Company was in compliance with all of the financial debt covenants under the Credit Facility as of December 31, 2011 and 2012.

        As of December 31, 2012, the Company had an outstanding balance under the Credit Facility of $217 million, with a weighted average interest rate of 1.91%, and outstanding letters of credit of approximately $43 million. As of December 31, 2011, the Company had an outstanding balance under the Credit Facility of $365 million, with a weighted average interest rate of 2.12%, and outstanding letters of credit of approximately $21 million. Commitment fees on the unused portion of the Credit Facility are due quarterly at rates ranging from 0.375% to 0.50% of the unused facility based on utilization.

  (b) 9.375% Senior Notes Due 2017

        On November 17, 2009, an indirect wholly owned finance subsidiary of Antero Resources LLC, Antero Finance, issued $375 million of 9.375% senior notes due December 1, 2017 at a discount of $2.6 million. In January 2010, the Company issued an additional $150 million of the same series of 9.375% senior notes at a premium of $6.0 million. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes are guaranteed on a full and unconditional basis and joint and severally by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Antero Resources LLC has no independent assets or operations. Interest on the notes is payable on June 1 and December 1 of each year. Antero Finance may redeem all or part of the notes at any time on or after December 1, 2013 at redemption prices ranging from 104.688% on or after December 1, 2013 to 100.00% on or after December 1, 2015. At any time prior to December 1, 2013, Antero Finance may also redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium. If Antero Resources LLC undergoes a change of control, Antero Finance may be required to offer to purchase notes from the holders. Antero Resources LLC, the stand-alone parent entity, has insignificant independent assets and no operations. There are no restrictions on the Company's ability to obtain cash dividends or other distributions of funds from its subsidiaries, except those imposed by applicable law.

  (c) 7.25% Senior Notes Due 2019

        On August 1, 2011, Antero Finance issued $400 million of 7.25% senior notes due August 1, 2019 at par. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes rank pari passu to the existing 9.375% senior notes. The notes are guaranteed on a senior unsecured basis by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Interest on the notes is payable on August 1 and February 1 of each year. Antero Finance may redeem all or part of the notes at any time on or after August 1, 2014 at redemption prices ranging from 105.438% on or after August 1, 2014 to 100.00% on or after August 1, 2017. In addition, on or before August 1, 2014, Antero Finance may redeem up to 35% of the aggregate principal amount of the notes with the net cash proceeds of certain equity offerings, if certain conditions are met, at a redemption price of 107.25% of the principal amount of the notes, plus accrued interest. At any time prior to August 1, 2014, Antero Finance may redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium and accrued interest. If Antero Resources LLC undergoes a change of control, the note holders will have the right to require Antero Finance to repurchase all or a portion of the notes at a price equal to 101% of the principal amount of the notes, plus accrued interest.

  (d) 6.00% Senior Notes Due 2020

        On November 19, 2012, Antero Finance issued $300 million of 6.00% senior notes due December 1, 2020 at par. In a subsequent transaction, on February 4, 2013 Antero Finance issued an additional $225 million of the 6.00% notes at 103% of par. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes rank pari passu to the existing 9.375% and 7.25% senior notes. The notes are guaranteed on a senior unsecured basis by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Interest on the notes is payable on June 1 and December 1 of each year, commencing on June 1, 2013. Antero Finance may redeem all or part of the notes at any time on or after December 1, 2015 at redemption prices ranging from 104.500% on or after December 1, 2015 to 100.00% on or after December 1, 2018. In addition, on or before December 1, 2015, Antero Finance may redeem up to 35% of the aggregate principal amount of the notes with the net cash proceeds of certain equity offerings, if certain conditions are met, at a redemption price of 106.00% of the principal amount of the notes, plus accrued interest. At any time prior to December 1, 2015, Antero Finance may redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium and accrued interest. If a change of control (as defined in the bond indenture) occurs at any time prior to January 1, 2014, Antero Finance may, at its option, redeem all, but not less than all, of the notes at a redemption price equal to 110% of the principal amount of the notes, plus accrued interest. If Antero Resources LLC undergoes a change of control, the note holders will have the right to require Antero Finance to repurchase all or a portion of the notes at a price equal to 101% of the principal amount of the notes, plus accrued interest.

  (e) 9.00% Senior Note

        The Company assumed a $25 million unsecured note payable in the business acquisition consummated on December 1, 2010. The note bears interest at 9% and is due December 1, 2013.

  (f) Treasury Management Facility

        The Company has a stand-alone revolving note with a lender under the Credit Facility which provides for up to $25.0 million of cash management obligations in order to facilitate the Company's daily treasury management. Borrowings under the revolving note are secured by the collateral for the revolving credit facility. Borrowings under the facility bear interest at the lender's prime rate plus 1.0%. The note matures on June 1, 2013. At December 31, 2012, there were no outstanding borrowings under this facility.

Asset Retirement Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Asset Retirement Obligations
Asset Retirement Obligations

(7) Asset Retirement Obligations

        The following is a reconciliation of the Company's asset retirement obligations for the six months ended June 30, 2013 (in thousands):

Asset retirement obligations—beginning of period	$10,552
Obligations incurred	44
Accretion expense	531

Asset retirement obligations—end of period	$11,127

(8) Asset Retirement Obligations

        The following is a reconciliation of the Company's asset retirement obligations for the years ended December 31, 2011 and 2012 (in thousands).

	2011	2012
Asset retirement obligations—beginning of year	$5,374	6,715
Obligations incurred for wells drilled or on properties acquired	906	9,440
Obligations related to assets sold	—	(6,107)
Accretion expense	435	504

Asset retirement obligations—end of year	$6,715	10,552

Ownership Structure	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Ownership Structure
Ownership Structure

(5) Ownership Structure

        At December 31, 2012 and June 30, 2013, the outstanding units in Antero Resources LLC are summarized as follows:

Units authorized and issued
Class I units	107,281,058
Class A and B units	40,007,463
Class A and B profits units	19,726,873

167,015,394

        None of the three classes of outstanding units are entitled to current cash distributions or are convertible into indebtedness. The Company has no obligation to repurchase these units at the election of the unitholders.

        In the event of a distribution from Antero Resources LLC, amounts available for distribution are distributed according to a formula set forth in the Company's limited liability company agreement that takes into account the relative priority of the various classes of units outstanding. In the event of a distribution due to the disposition of an individual Antero Entity, a portion of the proceeds is allocated to the employees of the Company based on a requisite return financial threshold. In general, distributions are made first to holders of the Class I units until they have received their investment amount and an 8% special allocation and then, as a group, to the holders of all classes of units together. The Class I units participate on a pro rata basis with the other classes of units in funds available for distributions in excess of the Class I unit investment and special allocation amounts.

        At December 31, 2012 and June 30, 2013, the Class I units had an aggregate liquidation priority, including the special allocation of 8% per annum, of $2.191 billion and $2.279 billion, respectively.

(9) Ownership Structure

        At December 31, 2012, the outstanding units in Antero Resources LLC are summarized as follows:

Units authorized and issued
Class I units	107,281,058
Class A and B units	40,007,463
Class A and B profit units	19,726,873

167,015,394

        None of the three classes of outstanding units are entitled to current cash distributions, except as provided in the limited liability operating agreement, nor are they convertible into indebtedness. The Company has no obligation to repurchase these units at the election of the unit holders.

        Antero Resources Employee Holdings LLC, a limited liability company owned by certain officers and directors, owns Class A-2, A-4, B-2, B-3, B-4, and B-5 profit units and has issued similar units to its members. These units participate only in distributions upon liquidation events meeting requisite financial return thresholds.

        In December 2010, Antero Resources LLC issued new Class I-5 and B-6 units valued in aggregate at $97 million in connection with the acquisition of Bluestone Energy Partners (see note 4).

        In the event of a distribution from Antero Resources LLC, amounts available for distribution are distributed according to a formula set forth in the limited liability company agreement that takes into account the relative priority of the various classes of units outstanding. In the event of a distribution due to the disposition of an individual subsidiary, a portion of the proceeds is allocated to the employees of the Company based on a requisite return financial threshold. In general, distributions are made first to holders of the Class I units until they have received their investment amount and an 8% special allocation and then, as a group, to the holders of all classes of units together. The Class I units participate on a pro rata basis with the other classes of units in funds available for distributions in excess of the Class I unit investment and special allocation amounts.

        At December 31, 2012, the Class I units had an aggregate liquidation priority, including the special allocation of 8% per annum, of $2.191 billion. Under the terms of the Antero Resources LLC limited liability company agreement, the Company is obligated to distribute cash to the members of the limited liability company each year in an amount sufficient for the members to fund income tax liabilities for partnership income allocated to them. As a result of the gain recognized by Antero Resources LLC on the sale of Antero Resources Midstream Corporation in 2010, the Company distributed approximately $28.9 million to the members to fund income tax liabilities in February 2011.

Membership Interests Awards	12 Months Ended
Dec. 31, 2012
Membership Interests Awards
Membership Interests Awards

(10) Membership Interests Awards

        The Company has issued membership interests in Antero Resources Employee Holdings LLC, a limited liability company owned by certain officers and employees. The membership interests participate only in distributions from Antero Resources LLC in liquidation events, meeting requisite financial thresholds after the Class I and other classes of unitholders have recovered their investment and special allocation amounts. The membership interests have no voting rights. Compensation expense for these awards will be recognized when all performance, market, and service conditions are probable of being satisfied (in general, upon a liquidating event). Accordingly, no value was assigned to the interests when issued. A summary of the status of the net membership interests outstanding in Antero Holdings and changes during the year ended December 31, 2012 is summarized as follows:

Balance, January 1, 2012	7,957,283
Granted	806,000
Forfeited/canceled	(203,500)

Outstanding at December 31, 2012	8,559,783

Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments
Financial Instruments

(6) Financial Instruments

        The carrying values of trade receivables, trade payables, and the Credit Facility at December 31, 2012 and June 30, 2013 approximated market value. The carrying value of the Credit Facility at December 31, 2012 and June 30, 2013 approximated fair value because the variable interest rates are reflective of current market conditions. Based on Level 2 market data, the fair value of the Company's senior notes was approximately $1.3 billion and $1.5 billion at December 31, 2012 and June 30, 2013, respectively.

(11) Financial Instruments

        The carrying values of trade receivables and trade payables at December 31, 2011 and 2012 approximated market value because of their short-term nature. The carrying value of the bank credit facility at December 31, 2011 and 2012 approximated fair value because the variable interest rates are reflective of current market conditions.

        The fair value of the Company's senior notes was approximately $1.3 billion, based on Level 2 market data inputs at December 31, 2012.

        See note 12 for information regarding the fair value of derivative financial instruments.

Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Risk Management Activities
Derivative Instruments

(8) Derivative Instruments and Risk Management Activities

(a)   Commodity Derivatives

        The Company periodically enters into natural gas derivative contracts with counterparties to hedge the price risk associated with a portion of its production. These derivatives are not held for trading purposes. To the extent that changes occur in the market prices of natural gas, the Company is exposed to market risk on these open contracts. This market risk exposure is generally offset by the change in market prices of natural gas recognized upon the ultimate sale of the natural gas produced.

        For the six months ended June 30, 2012 and 2013, the Company was party to natural gas fixed price swaps. When actual commodity prices exceed the fixed price provided by the swap contracts, the Company pays the excess to the counterparty, and when actual commodity prices are below the contractually provided fixed price, the Company receives the difference from the counterparty. The Company's natural gas swaps have not been designated as hedges for accounting purposes; therefore, all gains and losses were recognized in income currently.

        The Company has no collateral from any counterparties. All but one of the Company's commodity derivative positions are with institutions that have a position in our Credit Facility and are secured by the collateral pledged on the Credit Facility and cross default provisions between the Credit Facility and the derivative instruments. At June 30, 2013, there were no past due receivables from or payables to any of our counterparties.

        As of June 30, 2013, the Company's positions in fixed price natural gas and oil swaps from July 1, 2013 through December 31, 2018 are summarized in the following table:

	MMbtu/day	Bbls/day	Price
Year ending December 31, 2013:
CGTAP	260,921	—	$4.48
Dominion South	191,075	—	4.79
NYMEX-WTI	—	300	90.30

2013 Total	451,996	300

Year ending December 31, 2014:
CGLA	10,000		$3.87
CGTAP	210,000		5.11
Dominion South	160,000		5.15

2014 Total	380,000

Year ending December 31, 2015:
CGLA	40,000		$4.00
CGTAP	120,000		5.01
Dominion South	230,000		5.60

2015 Total	390,000

Year ending December 31, 2016:
CGLA	170,000		$4.09
CGTAP	60,000		4.91
Dominion South	272,500		5.35
NYMEX	20,000		4.39

2016 Total	522,500

Year ending December 31, 2017:
CGLA	420,000		$4.27
NYMEX	140,000		4.53
CCG	70,000		4.57

2017 Total	630,000

Year ending December 31, 2018:
NYMEX	430,000		$4.78

(b)   Summary

        The following is a summary of the fair values of our derivative instruments, which are not designated as hedges for accounting purposes and where such values are recorded in the consolidated balance sheets as of December 31, 2012 and June 30, 2013 (in thousands):

	December 31, 2012		June 30, 2013
	Balance sheet location	Fair value	Balance sheet location	Fair value
Asset derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current assets	$160,579	Current assets	$205,221
Commodity contracts	Long-term assets	371,436	Long-term assets	388,694

Total asset derivatives		532,015		593,915

Liability derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current liabilities	—	Current liabilities	264
	Long-term liabilities	—	Long-term liabilities	371

Net asset value of derivatives		$532,015		$593,280

        The following is a summary of commodity derivative fair value gains (losses) and where such values are recorded in the consolidated statements of operations for the three months ended and six months ended June 30, 2012 and 2013 (in thousands):

		Three months ended June 30		Six months ended June 30
	Statement of operations location
		2012	2013	2012	2013
Commodity derivative fair value gains (losses)	Revenue	$(6,040)	195,483	211,214	123,542
Commodity derivative fair value gains (losses)	Discontinued operations	(550)	—	65,238	—

Total commodity derivative fair value gains (losses)		$(6,590)	195,483	276,452	123,542

        The following table summarizes the valuation of investments and financial instruments by the fair value hierarchy described in note 1 at June 30, 2013 (in thousands):

	Fair value measurements using
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Net derivatives asset:
Fixed price commodity swaps	$—	593,280	—	593,280

        The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under netting arrangements with counterparties, and the resulting net amounts presented in the condensed consolidated balance sheets for the periods presented, all at fair value (in thousands):

				June 30, 2013
	December 31, 2012
						Net amounts of assets (liabilities) on balance sheet
	Gross amounts of recognized assets	Gross amounts offset on balance sheet	Net amounts of assets on balance sheet	Gross amounts of recognized assets	Gross amounts offset on balance sheet
Commodity derivative assets	$597,359	(65,344)	532,015	656,696	(62,781)	593,915
Commodity derivative liabilities	—	—	—	1,713	(2,348)	(635)

(12) Derivative Instruments

  (a) Commodity Derivatives

        The Company periodically enters into natural gas derivative contracts with counterparties to hedge the price risk associated with a portion of its production. These derivatives are not held for trading purposes. To the extent that changes occur in the market prices of natural gas, the Company is exposed to market risk on these open contracts. This market risk exposure is generally offset by the change in market prices of natural gas recognized upon the ultimate sale of the natural gas produced.

        For the years ended December 31, 2010, 2011, and 2012, the Company was party to natural gas fixed price swaps. When actual commodity prices exceed the fixed price provided by the swap contracts, the Company pays the excess to the counterparty, and when actual commodity prices are below the contractually provided fixed price the Company receives the difference from the counterparty. The Company's natural gas swaps have not been designated as hedges for accounting purposes; therefore, all gains and losses were recognized in income currently.

        As of December 31, 2012, the Company has entered into fixed price natural gas and oil swaps in order to hedge a portion of its natural gas and oil production from January 1, 2013 through December 31, 2018 as summarized in the following table.

	MMbtu/day	Bbls/day	price
Year ending December 31, 2013:
CGTAP	122,631	—	$5.02
Dominion South	191,702	—	4.77
NYMEX-WTI	—	300	90.30

2013 Total	314,333	300

Year ending December 31, 2014:
CGLA	10,000		$3.87
CGTAP	200,000		5.16
Dominion South	160,000		5.15

2014 Total	370,000

Year ending December 31, 2015:
CGLA	40,000		$4.00
CGTAP	120,000		5.01
Dominion South	230,000		5.60

2015 Total	390,000

Year ending December 31, 2016:
CGLA	170,000		$4.09
CGTAP	60,000		4.91
Dominion South	272,500		5.35

2016 Total	502,500

Year ending December 31, 2017:
CGLA	420,000		$4.27

Year ending December 31, 2018:
CGLA	75,000		$4.90

  (b) Interest Rate Derivatives

        From time to time, the Company has entered into various floating-to-fixed interest rate swap derivative contracts to manage exposures to changes in interest rates from variable rate obligations. Under the swaps, the Company made payments to the swap counterparty when the variable LIBOR three-month rate fell below the fixed rate or received payments from the swap counterparty when the variable LIBOR three-month rate went above the fixed rate. The Company had no outstanding interest rate swap agreements at December 31, 2012.

  (c) Summary

        The following is a summary of the fair values of derivative instruments not designated as hedges for accounting purposes and where such values are recorded in the consolidated balance sheets as of December 31, 2011 and 2012. None of the Company's derivative instruments are designated as hedges for accounting purposes.

	2011		2012
	Balance sheet location	Fair value	Balance sheet location	Fair value
		(In thousands)		(In thousands)
Asset derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current assets	$248,550	Current assets	$160,579
Commodity contracts	Long-term assets	541,423	Long-term assets	371,436

Total asset derivatives		$789,973		$532,015

        The following is a summary of commodity derivative fair value gains (losses) and where such values are recorded in the consolidated statements of operations for the years ended December 31, 2010, 2011, and 2012 (in thousands):

	Statement of operations location	2010	2011	2012
Commodity derivative fair value gains	Revenue	$77,599	496,064	179,546
Commodity derivative fair value gains	Discontinued operations	166,685	180,130	46,358

Total commodity derivative fair value gains		244,284	676,194	225,904

Interest rate derivative fair value losses		(2,677)	(94)	—

Net derivative fair value gains		$241,607	676,100	225,904

        The fair value of commodity and interest rate derivative instruments was determined using Level 2 inputs.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

(13) Income Taxes

        Antero Resources LLC is a partnership for income tax purposes and therefore is not subject to federal or state income taxes. The Company's subsidiaries are subject to federal and state income taxes.

        For the years ended December 31, 2010, 2011, and 2012 income tax expense from continuing operations consisted of the following (in thousands):

	2010	2011	2012
Current income tax expense	$—	—	15,000
Deferred income tax expense	939	185,297	106,229

Total income tax expense from continuing operations	$939	185,297	121,229

        The income tax expense from continuing operations differs from the amount that would be computed by applying the U.S. statutory federal income tax rate of 35% to consolidated income for the years ended December 31, 2010, 2011, and 2012, as a result of the following (in thousands):

	2010	2011	2012
Federal income tax expense	$404	159,770	121,276
State income tax expense, net of federal benefit	57	23,593	4,761
Change in valuation allowance	1,197	(934)	(4,872)
Other	(719)	2,868	64

Total income tax expense from continuing operations	$939	185,297	121,229

        For the years ended December 31, 2010, 2011, and 2012 income tax expense (benefit) was allocated to continuing and discontinued operations as follows (in thousands):

	2010	2011	2012
Continuing operations	$939	185,297	121,229
Discontinued operations and sale of discontinued operations	29,070	45,155	(272,553)

Total income tax expense / (benefit)	$30,009	230,452	(151,324)

        Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. The tax effect of the temporary differences giving rise to net deferred tax assets and liabilities at December 31, 2011 and 2012 is as follows (in thousands):

	2011	2012
Deferred tax assets:
Net operating loss carryforwards	$364,017	417,385
Capital loss carryforwards	5,292	5,367
Minimum tax credit carryforward		15,000
Other	10,490	5,006

Total deferred tax assets	379,799	442,758
Valuation allowance	(13,833)	(47,678)

Net deferred tax assets	365,966	395,080

Deferred tax liabilities:
Unrealized gains on derivative instruments	311,434	206,937
Depreciation differences on gathering system	5,100	—
Oil and gas properties	370,067	342,455

Total deferred tax liabilities	686,601	549,392

Net deferred tax liabilities	$(320,635)	(154,312)

        In assessing the realizability of deferred tax assets, management considers whether some portion or all of the deferred tax assets will be realized based on a more likely than not standard of judgment. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes that the Company will not realize the benefits of all of these deductible differences and has recorded a valuation allowance of approximately $14 million and $48 million at December 31, 2011 and 2012, respectively, which is primarily related to capital loss carryforwards and certain state NOL carryforwards. The amount of the deferred tax asset considered realizable could be reduced in the near term if estimates of future taxable income during the carryforward period are revised.

        The calculation of the Company's tax liabilities involves uncertainties in the application of complex tax laws and regulations. The Company gives financial statement recognition to those tax positions that it believes are more-likely-than-not to be sustained upon examination by the Internal Revenue Service or state revenue authorities. The financial statements include unrecognized benefits at December 31, 2012 of $15 million that, if recognized, would result in a reduction of noncurrent income taxes payable (included in other long-term liabilities) and an increase in noncurrent deferred tax liabilities. No impact to the Company's 2012 effective tax rate would result. As of December 31, 2012, no interest or penalties have been accrued on unrecognized tax benefits. A reconciliation of beginning and ending amount of unrecognized tax benefits is as follows:

2012
Balance at beginning of year	$—
Additions based upon tax positions related to the current year	15,000

Balance at end of year	$15,000

        The Company's corporate subsidiaries have U.S Federal and state net operating loss carryforwards (NOLs) as of December 31, 2012 of $1.0 billion and $1.3 billion, respectively, which expire at various dates from 2024 to 2032. Included in other current assets are $14 million of estimated Federal tax payments made during 2012 that will be refunded to the Company when it files its 2012 tax return.

        The tax years 2009 through 2012 remain open to examination by the U.S. Internal Revenue Service. The Company and subsidiaries file tax returns with various state taxing authorities; these returns remain open to examination for tax years 2008 through 2012.

Commitments	12 Months Ended
Dec. 31, 2012
Commitments
Commitments

(14) Commitments

        The following is a schedule of future minimum payments for firm transportation agreements, drilling and compression facility obligations, and leases that have remaining lease terms in excess of one year as of December 31, 2012 (in millions).

	Firm transportation (a)	Gas processing, gathering and compression (b)	Drilling rigs and frac Services (c)	Office and equipment (d)	Total
Year ending December 31:
2013	$36	111	150	1	298
2014	93	107	98	3	301
2015	116	126	44	3	289
2016	116	131	—	3	250
2017	113	125	—	3	241
Thereafter	854	564	—	15	1,433

Total	$1,328	1,164	292	28	2,812

  (a) Firm Transportation

        The Company has entered into firm transportation agreements with various pipelines in order to facilitate the delivery of production to market. These contracts commit the Company to transport minimum daily natural gas volumes or ethane at a negotiated rate, or pay for any deficiencies at a specified reservation fee rate. The amounts in this table represent our minimum daily volumes at the reservation fee rate.

  (b) Gas Processing and Compression Service Commitments

        The Company has entered into various long-term gas processing agreements for certain of its production that will allow us to realize the value of our NGLs. The minimum payment obligations under the agreements are presented in the table.

        The Company has various compressor service agreements with third parties that provide for payments based on volumes compressed and have minimum payment obligations which are presented in the table.

  (c) Drilling Rig Service Commitments

        The Company has obligations under agreements with service providers to procure drilling rigs and compression and frac services. At December 31, 2012, the Company had contracts for the services of 13 rigs. The contracts expire at various dates from January 2013 through January 2016.

  (d) Office and Equipment Leases

        The Company leases various office space and equipment under operating lease arrangements. Rental expense under operating leases is included in general and administrative expenses and was $0.8 million, $1.0 million, and $1.1 million for the years ended December 31, 2010, 2011, and 2012, respectively.

Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Contingencies
Contingencies

(10) Contingencies

        The Company is party to various legal proceedings and claims in the ordinary course of its business. The Company believes certain of these matters will be covered by insurance and that the outcome of other matters will not have a material adverse effect on its consolidated financial position, results of operations, or liquidity.

        In March 2011, the Company received orders for compliance from the U.S. Environmental Protection Agency relating to certain of our activities in West Virginia. The orders allege that certain of the Company's operations at several well sites are not in compliance with certain environmental regulations pertaining to unpermitted discharges of fill material into wetlands or waters that are potentially in violation of the Clean Water Act. The Company has responded to all pending orders and is actively cooperating with the relevant agencies. No fine or penalty relating to these matters has been proposed at this time, but the Company believes that these actions will result in monetary sanctions exceeding $100,000. The Company is unable to estimate the total amount of such monetary sanctions or costs to remediate these locations in order to bring them into compliance with applicable environmental laws and regulations.

(15) Contingencies

        In March 2011, the Company received orders for compliance from the U.S. Environmental Protection Agency relating to certain of our activities in West Virginia. The orders allege that certain of the Company's operations at several well sites are not in compliance with certain environmental regulations pertaining to unpermitted discharges of fill material into wetlands or waters that are potentially in violation of the Clean Water Act. The Company has responded to all pending orders and is actively cooperating with the relevant agencies. No fine or penalty relating to these matters has been proposed at this time, but the Company believes that these actions will result in monetary sanctions exceeding $100,000. The Company is unable to estimate the total amount of such monetary sanctions or costs to remediate these locations in order to bring them into compliance with applicable environmental laws and regulations.

        The Company has been named in separate lawsuits in Colorado, Pennsylvania, and West Virginia in which the plaintiffs have alleged that its oil and natural gas activities exposed them to hazardous substances and damaged their properties and their persons. The plaintiffs have requested unspecified damages and other injunctive or equitable relief. The Company denies any such allegations and intends to vigorously defend itself against these actions. The Company is unable to estimate the amount of monetary or other damages, if any, that might result from these claims.

        The Company is party to various other legal proceedings and claims in the ordinary course of its business. The Company believes certain of these matters will be covered by insurance and that the outcome of other matters will not have a material adverse effect on its consolidated financial position, results of operations, or liquidity.

Supplemental Information on Oil and Gas Producing Activities (Unaudited)	12 Months Ended
Dec. 31, 2012
Supplemental Information on Oil and Gas Producing Activities (Unaudited)
Supplemental Information on Oil and Gas Producing Activities (Unaudited)

(16) Supplemental Information on Oil and Gas Producing Activities (Unaudited)

        The following is supplemental information regarding our consolidated oil and gas producing activities. The amounts shown include our net working and royalty interests in all of our oil and gas properties.

  (a) Capitalized Costs Relating to Oil and Gas Producing Activities

	Year ended December 31
	2011	2012
	(In thousands)
Proved properties	$2,497,306	1,689,132
Unproved properties	834,255	1,243,237

	3,331,561	2,932,369
Accumulated depreciation and depletion	(586,444)	(158,210)

Net capitalized costs	$2,745,117	2,774,159

  (b) Costs Incurred in Certain Oil and Gas Activities

	Year ended December 31
	2010	2011	2012
	(In thousands)
Acquisition costs
Proved property	$50,657	$105,405	$10,254
Unproved property	247,733	195,131	687,403
Development costs	224,297	433,053	690,517
Exploration costs	75,961	95,563	158,074

Total costs incurred	$598,648	$829,152	$1,546,248

        Costs incurred in 2010 include costs allocated to proved and unproved properties of $50.7 million and $206.3 million, respectively, as a result of a business acquisition. See note 3.

  (c) Results of Operations (including discontinued operations) for Oil and Gas Producing Activities

	Year ended December 31
	2010	2011	2012
	(In thousands)
Revenues	$206,462	391,994	390,378
Operating expenses:
Production expenses	80,097	136,635	185,505
Exploration expenses	24,794	9,876	15,339
Depreciation and depletion	124,341	164,011	181,664
Impairment	35,859	11,051	13,032

Results of operations before income tax expense (benefit)	(58,629)	70,421	(5,162)
Income tax (expense) benefit	6,449	(26,056)	2,008

Results of operations	$(52,180)	44,365	(3,154)

  (d) Oil and Gas Reserves

        The following table sets forth the net quantities of proved reserves and proved developed reserves during the periods indicated. This information includes the oil and gas segment's royalty and net working interest share of the reserves in oil and gas properties. Net proved oil and gas reserves for the year ended December 31, 2011 and 2012 were prepared by the Company's reserve engineers and audited by DeGolyer and MacNaughton (D&M) or Ryder Scott utilizing data compiled by us. Over 99% of our estimated proved reserves as of December 31, 2010 were prepared by D&M, Ryder Scott, or Wright & Co. There are many uncertainties inherent in estimating proved reserve quantities, and projecting future production rates and timing of future development costs. In addition, reserve estimates of new discoveries are more imprecise than those of properties with a production history. Accordingly, these estimates are subject to change as additional information becomes available. All reserves are located in the United States.

        Proved reserves are the estimated quantities of crude oil, condensate, and natural gas that geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known oil and gas reservoirs under existing economic and operating conditions at the end of the respective years. Proved developed reserves are those reserves expected to be recovered through existing wells with existing equipment and operating methods. The Company estimates proved reserves using historical 12-month unweighted first day of the month average prices.

        Proved undeveloped reserves include drilling locations that are more than one offset location away from productive wells and are reasonably certain of containing proved reserves and which are scheduled to be drilled within five years under the Company's development plans. The Company's development plans for drilling scheduled over the next five years are subject to many uncertainties and variables, including availability of capital; future oil and gas prices; and cash flows from operations, future drilling costs, demand for natural gas, and other economic factors.

	Natural gas (Bcf)	NGLS (MMBbl)	Oil and condensate (MMBbl)		Equivalents (Bcfe)
Proved developed and undeveloped reserves:
December 31, 2009	1,130	—	1		1,141
Revisions	38	35	1		253
Extensions, discoveries and other additions	1,248	69	8		1,712
Production	(45)	—	—	(a)	(47)
Purchase of reserves	172	—	—		172

December 31, 2010	2,543	104	10		3,231
(a)
Less than 1.0

	Natural gas (Bcf)	NGLS (MMBbl)	Oil and condensate (MMBbl)		Equivalents (Bcfe)
Revisions	(223)	2	7		(172)
Extensions, discoveries and other additions	1,644	57	—	(a)	1,982
Production	(84)	(1)	—	(a)	(89)
Purchase of reserves	52	2	—		66
Sale of reserves in place	(1)	—	—		(1)

December 31, 2011	3,931	164	17		5,017
Revisions	198	4	—	(a)	222
Extensions, discoveries and other additions	1,242	115	3		1,951
Production	(87)	— (a)	—	(a)	(87)
Sale of reserves in place	(1,590)	(80)	(17)		(2,174)

December 31, 2012	3,694	203	3		4,929

(a)
Less than 1.0

	Natural gas (Bcf)	NGLS (MMBbl)	Oil and condensate (MMBbl)	Equivalents (Bcfe)
Proved developed reserves:
December 31, 2010	400	9	1	457
December 31, 2011	718	19	2	844
December 31, 2012	828	36	1	1,047
Proved undeveloped reserves:
December 31, 2010	2,143	95	10	2,774
December 31, 2011	3,213	145	15	4,173
December 31, 2012	2,866	167	2	3,882

        Significant items included in the categories of proved developed and undeveloped reserve changes for the years 2010, 2011, and 2012 in the above table include the following:

  •
  2010—Of the 1,712 Bcfe of extensions and discoveries in 2010, 249 Bcfe related to the Arkoma Basin in Oklahoma, 1,130 Bcfe related to the Piceance Basin in Colorado, 301 Bcfe related to the Appalachian Basin in Pennsylvania and West Virginia, and 32 Bcfe related to other areas. Performance revisions increased proved reserves by 253 Bcfe and include the effect of the future realization of our NGLs in the Piceance Basin due to the execution of a processing agreement that became effective January 1, 2011. The increase in extensions and discoveries is the result of increased activity in the Appalachian Basin.

  •
  2011—Of the 1,982 Bcfe of extensions and discoveries in 2011, 93 Bcfe related to the Arkoma Basin in Oklahoma, 61 Bcfe related to the Piceance Basin in Colorado, 1,816 Bcfe related to the Appalachian Basin in Pennsylvania and West Virginia, and 12 Bcfe related to other areas. Revisions include negative revisions of 6 Bcfe due to price, negative revisions of 346 Bcfe due to performance, and positive revisions of 180 Bcfe due to the execution of gas processing agreements in the Appalachian Basin. Extensions and discoveries are primarily the result of increased development activity in the Appalachian Basin.

  •
  2012—Extensions, discoveries, and other additions during 2012 of 1,951 Bcfe were added through the drillbit in the Marcellus and Utica Shales, including the addition of 709 Bcfe attributable to NGLs and oil. Downward price revisions resulted in a reduction of proved reserves of 102 Bcfe. Performance revisions increased proved reserves by 324 Bcfe. Sales of proved reserves of 2,174 Bcfe are the result of the sale of our Arkoma and Piceance Basin properties.

        The following table sets forth the standardized measure of the discounted future net cash flows attributable to our proved reserves. Future cash inflows were computed by applying historical 12-month unweighted first day of the month average prices. Future prices actually received may materially differ from current prices or the prices used in the standardized measure.

        Future production and development costs represent the estimated future expenditures (based on current costs) to be incurred in developing and producing the proved reserves, assuming continuation of existing economic conditions. Future income tax expenses were computed by applying statutory income tax rates to the difference between pretax net cash flows relating to our proved reserves and the tax basis of proved oil and gas properties. In addition, the effects of statutory depletion in excess of tax basis, available net operating loss carryforwards, and alternative minimum tax credits were used in computing future income tax expense. The resulting annual net cash inflows were then discounted using a 10% annual rate.

	Year ended December 31
	2010	2011	2012
	(In millions)
Future cash inflows	$13,114	20,046	12,151
Future production costs	(3,088)	(3,491)	(1,660)
Future development costs	(4,036)	(5,085)	(3,270)

Future net cash flows before income tax	5,990	11,470	7,221
Future income tax expense	(1,438)	(3,287)	(1,603)

Future net cash flows	4,552	8,183	5,618
10% annual discount for estimated timing of cash flows	(3,455)	(5,713)	(4,017)

Standardized measure of discounted future net cash flows	$1,097	2,470	1,601

        The 12-month weighted average prices used to estimate the Company's total equivalent reserves were as follows:

	Arkoma	Piceance	Appalachia
	(Per Mcfe)
December 31, 2010	$4.18	3.93	4.51
December 31, 2011	3.90	3.84	4.16
December 31, 2012	NA	NA	2.78

  (e) Changes in Standardized Measure of Discounted Future Net Cash Flow

	Year ended December 31
	2010	2011	2012
	(In millions)
Sales of oil and gas, net of productions costs	$(126)	(255)	(147)
Net changes in prices and production costs	382	215	(1,631)
Development costs incurred during the period	81	247	296
Net changes in future development costs	(61)	(106)	(92)
Extensions, discoveries and other additions	695	1,684	813
Acquisitions	92	51	—
Divestitures	—	—	(1,277)
Revisions of previous quantity estimates	113	(182)	88
Accretion of discount	29	147	322
Net change in income taxes	(359)	(605)	653
Other changes	16	177	106

Net increase (decrease)	862	1,373	(869)
Beginning of year	235	1,097	2,470

End of year	$1,097	2,470	1,601

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis of Presentation and Significant Accounting Policies
Basis of Presentation

(a)   Basis of Presentation

        These consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the SEC) applicable to interim financial information and should be read in the context of the December 31, 2012 consolidated financial statements and notes thereto for a more complete understanding of the Company's operations, financial position, and accounting policies. The December 31, 2012 consolidated financial statements have been filed with the SEC in the Company's Annual Report on Form 10-K for the year ended December 31, 2012.

        The accompanying unaudited consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) for interim financial information, and, accordingly, do not include all of the information and footnotes required by GAAP for complete consolidated financial statements. In the opinion of management, the accompanying unaudited consolidated financial statements include all adjustments (consisting of normal and recurring accruals) considered necessary to present fairly the Company's financial position as of June 30, 2013, and the results of its operations for the three and six months ended June 30, 2012 and 2013, and its cash flows for the six months ended June 30, 2012 and 2013. We have no items of other comprehensive income or loss; therefore, our net income (loss) is identical to our comprehensive income (loss). All significant intercompany accounts and transactions have been eliminated. Operating results for the period ended June 30, 2013 are not necessarily indicative of the results that may be expected for the full year because of the impact of fluctuations in prices received for natural gas and oil, natural production declines, the uncertainty of exploration and development drilling results, and other factors.

        The Company's exploration and production activities are accounted for under the successful efforts method.

        As of the date these financial statements were filed with the Securities and Exchange Commission, the Company completed its evaluation of potential subsequent events for disclosure and no items requiring disclosure were identified.

  (a) Basis of Presentation

        The accompanying consolidated financial statements include the accounts of Antero Resources LLC and its subsidiaries. All significant intercompany accounts and transactions have been eliminated.

        As of the date these financial statements were filed with the Securities and Exchange Commission, the Company completed its evaluation of potential subsequent events for disclosure and no items other than the event described in Note 7 (d) requiring disclosure were identified.

Use of Estimates

(b)   Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in facts and circumstances or discovery of new information may result in revised estimates, and actual results could differ from those estimates.

        The Company's financial statements are based on a number of significant judgments, assumptions, and estimates, including estimates of gas and oil reserve quantities, which are the basis for the calculation of depreciation, depletion, and amortization, present value of future reserves, and impairment of oil and gas properties. Reserve estimates are, by their nature, inherently imprecise.

  (b) Use of Estimates

        The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in facts and circumstances or discovery of new information may result in revised estimates, and actual results could differ from those estimates.

        The Company's consolidated financial statements are based on a number of significant estimates including estimates of gas and oil reserve quantities, which are the basis for the calculation of depreciation, depletion, amortization, present value of cash flows from reserves, and impairment of oil and gas properties. Reserve estimates by their nature are inherently imprecise.

Risks and Uncertainties

(c)   Risks and Uncertainties

        Historically, the market for natural gas has experienced significant price fluctuations. Prices for natural gas are volatile; price fluctuations can result from variations in weather, levels of production in a given region, availability of transportation capacity to other regions of the country, and various other factors. Increases or decreases in prices received could have a significant impact on the Company's future results of operations.

  (c) Risks and Uncertainties

        Historically, the market for natural gas, NGLs, and oil has experienced significant price fluctuations. Prices for natural gas have been particularly volatile in recent years. The price fluctuations can result from variations in weather, levels of production in the region, availability of transportation capacity to other regions of the country, and various other factors. Increases or decreases in prices received could have a significant impact on the Company's future results of operations.

Cash and Cash Equivalents

(d)   Cash and Cash Equivalents

        The Company considers all liquid investments purchased with an initial maturity of three months or less to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these investments.

  (d) Cash and Cash Equivalents

        The Company considers all liquid investments purchased with an initial maturity of three months or less to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these instruments.

Oil and Gas Properties

  (e) Oil and Gas Properties

        The Company accounts for its natural gas and crude oil exploration and development activities under the successful efforts method of accounting. Under the successful efforts method, costs of productive wells, development dry holes, and undeveloped leases are capitalized. Oil and gas lease acquisition costs are also capitalized. Exploration costs, including personnel and other internal costs, geological and geophysical expenses, and delay rentals for gas and oil leases, are charged to expense as incurred. Exploratory drilling costs are initially capitalized, but charged to expense if and when the well is determined not to have found reserves in commercial quantities. The Company reviews exploration costs related to wells-in-progress at the end of each quarter and makes a determination based on known results of drilling at that time whether the costs should continue to be capitalized pending further well testing and results or charged to expense. The sale of a partial interest in a proved property is accounted for as a cost recovery, and no gain or loss is recognized as long as this treatment does not significantly affect the units-of-production amortization rate. A gain or loss is recognized for all other sales of producing properties.

        Unproved properties with significant acquisition costs are assessed for impairment on a property-by-property basis, and any impairment in value is charged to expense. Impairment is assessed based on remaining lease terms, drilling results, reservoir performance, commodity price outlooks, and future plans to develop acreage. Other unproved properties are assessed for impairment on an aggregate basis. Unproved properties and the related costs are transferred to proved properties when reserves are discovered on or otherwise attributed to the property. Proceeds from sales of partial interests in unproved properties are accounted for as a recovery of cost without recognizing any gain or loss until the cost has been recovered. Impairment of unproved properties (including discontinued operations) for leases which have expired or are expected to expire was $35.9 million, $11.1 million, and $13.0 million for the years ended December 31, 2010, 2011, and 2012, respectively.

        The Company reviews its proved oil and gas properties for impairment whenever events and circumstances indicate that the carrying value of the properties may not be recoverable. When determining whether impairment has occurred, the Company estimates the expected future cash flows of its oil and gas properties and compares such future cash flows to the carrying amount of the properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company reduces the carrying amount of the properties to their estimated fair value. The factors used to determine fair value include estimates of proved reserves, future commodity prices, cash flow from commodity hedges, future production estimates, anticipated capital expenditures, and a commensurate discount rate. There were no impairments of proved natural gas properties during the years ended December 31, 2010, 2011, and 2012.

        At December 31, 2012, the Company did not have significant capitalized costs related to exploratory wells-in-progress which were pending determination of proved reserves. The Company had no significant costs which have been deferred for longer than one year pending proved reserves at December 31, 2012.

        The provision for depreciation, depletion, and amortization of oil and gas properties (including discontinued operations) is calculated on a geological reservoir basis using the units-of-production method. Depreciation, depletion, and amortization expense for oil and gas properties was $124.3 million, $164.0 million, and $181.7 million for the years ended December 31, 2010, 2011, and 2012, respectively.

Inventories		(f) Inventories Inventories consist of pipe and well equipment, and are stated at the lower of cost or market. Cost is determined using the first-in, first-out (FIFO) method.
Gathering Systems and Facilities

  (g) Gathering Systems and Facilities

        Gathering systems and compressors are depreciated using the straight-line method over their estimated useful life of 20 years. Expenditures for installation, major additions, and improvements are capitalized, and minor replacements, maintenance, and repairs are charged to expenses as incurred. For the years ended December 31, 2010, 2011, and 2012, depreciation expense (including discontinued operations) for gathering systems and processing facilities was $8.8 million, $5.5 million, and $7.4 million, respectively. A gain or loss is recognized upon the sale or disposal of property and equipment.

Impairment of Long-Lived Assets Other than Oil and Gas Properties

  (h) Impairment of Long-Lived Assets Other than Oil and Gas Properties

        The Company evaluates its long-lived assets other than natural gas properties for impairment when events or changes in circumstances indicate that the related carrying amount of the assets may not be recoverable. Generally, the basis for making such assessments is undiscounted future cash flow projections for the unit being assessed. If the carrying value amounts of the assets are deemed to be not recoverable, the carrying amount is reduced to the estimated fair value, which is based on discounted future cash flows or other techniques, as appropriate. No impairments for such assets have been recorded through December 31, 2012.

Other Property and Equipment

  (i) Other Property and Equipment

        Other property and equipment is depreciated using the straight-line method over estimated useful lives ranging from three to five years. For the years ended December 31, 2010, 2011, and 2012, depreciation expense for other property and equipment was $0.8 million, $1.0 million, and $1.7 million, respectively. A gain or loss is recognized upon the sale or disposal of property and equipment.

Deferred Financing Costs

  (j) Deferred Financing Costs

        Deferred financing costs represent loan origination fees, initial purchasers' discounts, and other borrowing costs and are included in noncurrent other assets on the consolidated balance sheets. These costs are being amortized over the term of the related debt using the effective interest method. The Company charges interest expense for deferred financing costs remaining for debt facilities that have been retired prior to their maturity date. At December 31, 2012, the Company had $28.1 million of unamortized deferred financing costs included in other long-term assets. The amounts amortized and the write-off of previously deferred debt issuance costs were $4.1 million, $3.8 million, and $5.2 million for the years ended December 31, 2010, 2011, and 2012, respectively.

Derivative Financial Instruments

(e)   Derivative Financial Instruments

        In order to manage its exposure to oil and gas price volatility, the Company enters into derivative transactions from time to time, which may include commodity swap agreements, collar agreements, and other similar agreements relating to natural gas expected to be produced. From time to time, the Company may also enter into derivative contracts to mitigate the effects of interest rate fluctuations. To the extent legal right of offset with a counterparty exists, the Company reports derivative assets and liabilities on a net basis. The Company has exposure to credit risk to the extent the counterparty is unable to satisfy its settlement obligation. The fair value of our commodity derivative contracts of approximately $593 million at June 30, 2013 includes the following asset values by bank counterparty: BNP Paribas—$150 million; Credit Suisse—$161 million; Wells Fargo—$99 million; JP Morgan—$102 million; Barclays—$65 million; Deutsche Bank—$11 million; Union Bank—$2 million; and Toronto Dominion Bank—$1 million. Additionally, contracts with Dominion Field Services account for $2 million of the fair value. The credit ratings of certain of these banks have been downgraded because of the sovereign debt crisis in Europe. The estimated fair value of our commodity derivative assets has been risk adjusted using a discount rate based upon the respective published credit default swap rates (if available, or if not available, a discount rate based on the applicable Reuters bond rating) at June 30, 2013 for each of the European and American banks. We believe that all of these institutions currently are acceptable credit risks.

        The Company records derivative instruments on the consolidated balance sheets as either an asset or liability measured at fair value and records changes in the fair value of derivatives in current earnings as they occur. Changes in the fair value of commodity derivatives are classified as revenues.

  (k) Derivative Financial Instruments

        In order to manage its exposure to oil and gas price volatility, the Company enters into derivative transactions from time to time, including commodity swap agreements, collar agreements, and other similar agreements relating to natural gas expected to be produced. From time to time, the Company also enters into derivative contracts to mitigate the effects of interest rate fluctuations. To the extent legal right of offset with a counterparty exists, the Company reports derivative assets and liabilities on a net basis. The Company has exposure to credit risk to the extent the counterparty is unable to satisfy its settlement obligation. The Company actively monitors the creditworthiness of counterparties and assesses the impact, if any, on its derivative position.

        The Company records derivative instruments on the consolidated balance sheets as either an asset or liability measured at fair value and records changes in the fair value of derivatives in current earnings as they occur. Changes in the fair value of commodity derivatives are classified as revenues, and changes in the fair value of interest rate derivatives are classified as other income (expense). Cash flows from the termination of commodity derivatives in conjunction with sales of oil and gas assets are included in the investing section of the statement of cash flows.

Asset Retirement Obligations

  (l) Asset Retirement Obligations

        The Company is obligated to dispose of certain long-lived assets upon their abandonment. The Company's asset retirement obligations (ARO) relate primarily to its obligation to plug and abandon oil and gas wells at the end of their life. The ARO is recorded at its estimated fair value, measured by reference to the expected future cash outflows required to satisfy the retirement obligation discounted at the Company's credit-adjusted, risk-free interest rate. Revisions to estimated ARO can result from changes in retirement cost estimates, revisions to estimated inflation rates, and changes in the estimated timing of abandonment. The fair value of the liability is added to the carrying amount of the associated asset, and this additional carrying amount is depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for an amount other than the carrying amount of the liability, we will recognize a gain or loss on settlement.

        The Company delivers natural gas through its gathering assets and may become obligated by regulatory requirements to remove certain facilities or perform other remediation upon retirement of these assets. However, the Company is not able to reasonably determine the fair value of the ARO since future dismantlement and removal dates are indeterminate. The Company does not have access to adequate forecasts that predict the timing of expected production for existing reserves on those fields in which the Company operates. In the absence of such information, the Company is not able to make a reasonable estimate of when future dismantlement and removal dates will occur and will continue to monitor regulatory requirements to remove its gathering assets.

Environmental Liabilities

  (m) Environmental Liabilities

        Environmental expenditures that relate to an existing condition caused by past operations and that do not contribute to current or future revenue generation are expensed as incurred. Liabilities are accrued when environmental assessments and/or clean up is probable, and the costs can be reasonably estimated. These liabilities are adjusted as additional information becomes available or circumstances change. As of December 31, 2011 and 2012, the Company has not accrued a material amount for any environmental liabilities nor has it been fined or cited for any environmental violations that could have a material adverse effect on future capital expenditures or operating results of the Company.

Natural Gas, NGL and Oil Revenues

  (n) Natural Gas, NGL and Oil Revenues

        Sales of natural gas, NGLs, and crude oil are recognized when the products are delivered to the purchaser and title transfers to the purchaser. Payment is generally received one month months after the sale has occurred. Variances between estimated sales and actual amounts received are recorded in the month payment is received and are not material. The Company recognizes natural gas revenues based on its entitlement share of natural gas that is produced based on its working interests in the properties. The Company records a receivable (payable) to the extent it receives less (more) than its proportionate share natural gas revenues. At December 31, 2011 and 2012, the Company had no significant imbalance positions.

Concentrations of Credit Risk

  (o) Concentrations of Credit Risk

        The Company's revenues are derived principally from uncollateralized sales to purchasers in the oil and gas industry. The concentration of credit risk in a single industry affects the Company's overall exposure to credit risk because purchasers may be similarly affected by changes in economic and other conditions. The Company has not experienced significant credit losses on its receivables.

        The Company's sales to major customers (purchases in excess of 10% of total sales) for the years ended December 31, 2010, 2011, and 2012 are as follows (including sales in discontinued operations):

	2010	2011	2012
Company A	23%	28%	23%
Company B	13	17	13
Company C	11	12	10
All others	53	43	54

	100%	100%	100%

        Although a substantial portion of production is purchased by these major customers, we do not believe the loss of any one or several customers would have a material adverse effect on our business, as other customers or markets would be accessible to us.

        The Company is also exposed to credit risk on its commodity derivative portfolio. Any default by the counterparties to these derivative contracts when they become due would have a material adverse effect on our financial condition and results of operations. The fair value of our commodity derivative contracts of approximately $532 million at December 31, 2012 includes the following values by bank counterparty: JP Morgan—$94 million; BNP Paribas—$124 million; Credit Suisse—$150 million; Wells Fargo—$86 million; Barclays—$57 million; Deutsche Bank—$11 million; and Union Bank—$4 million. Additionally, contracts with Dominion Field Services account for $6 million of the fair value. The estimated fair value of our commodity derivative assets has been risk adjusted using a discount rate based upon the respective published credit default swap rates at December 31, 2012 for each of the European and American banks. We believe that all of these institutions currently are acceptable credit risks.

        The Company, at times, may have cash in banks in excess of federally insured amounts.

Income Taxes

(g)   Income Taxes

        Antero Resources LLC and its subsidiaries file separate federal and state income tax returns. Antero Resources LLC is a partnership for income tax purposes and therefore is not subject to federal or state income taxes. The tax on the income of Antero Resources LLC is borne by the individual members through the allocation of taxable income.

        Antero Resources Corporation and its subsidiaries recognize deferred tax assets and liabilities for temporary differences resulting from net operating loss carryforwards for income tax purposes and the differences between the financial statement and tax basis of assets and liabilities. The effect of changes in the tax laws or tax rates is recognized in income in the period such changes are enacted. Deferred tax assets are reduced by a valuation allowance, when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

        Unrecognized tax benefits represent potential future tax obligations for uncertain tax positions taken on previously filed tax returns that may not ultimately be sustained. The Company recognizes interest expense related to unrecognized tax benefits in interest expense and fines and penalties as income tax expense. The tax years 2009 through 2012 remain open to examination by the U.S. Internal Revenue Service. The Company files tax returns with various state taxing authorities which remain open to examination for tax years 2008 through 2012.

  (p) Income Taxes

        Antero Resources LLC and each of its operating subsidiaries file separate federal and state income tax returns. Antero Resources LLC is a partnership for income tax purposes and therefore is not subject to federal or state income taxes. The tax on the income of Antero Resources LLC is borne by the individual members through the allocation of taxable income.

        The Company's operating subsidiaries recognize deferred tax assets and liabilities for temporary differences resulting from net operating loss carryforwards for income tax purposes and the differences between the financial statement and tax basis of assets and liabilities. The effect of changes in the tax laws or tax rates is recognized in income in the period such changes are enacted. Deferred tax assets are reduced by a valuation allowance, when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

        Unrecognized tax benefits represent potential future tax obligations for uncertain tax positions taken on previously filed tax returns that may not ultimately be sustained. The Company recognizes interest expense related to unrecognized tax benefits in interest expense and fines and penalties as income tax expense. The tax years 2009 through 2012 remain open to examination by the U.S. Internal Revenue Service. The Company files tax returns with various state taxing authorities which remain open to examination for tax years 2008 through 2012.

Fair Value Measures

(f)    Fair Value Measurements

        Authoritative accounting guidance defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements. This guidance also relates to all nonfinancial assets and liabilities that are not recognized or disclosed on a recurring basis (e.g., those measured at fair value in a business combination, the initial recognition of asset retirement obligations, and impairments of proved oil and gas properties, and other long-lived assets). The fair value is the price that the Company estimates would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy is used to prioritize input to valuation techniques used to estimate fair value. An asset or liability subject to the fair value requirements is categorized within the hierarchy based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. The highest priority (Level 1) is given to unadjusted quoted market prices in active markets for identical assets or liabilities, and the lowest priority (Level 3) is given to unobservable inputs. Level 2 inputs are data, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Instruments that are valued using Level 2 inputs include nonexchange traded derivatives, such as over-the-counter commodity price swaps, basis swaps, and interest rate swaps. Valuation models used to measure fair value of these instruments consider various Level 2 inputs including (i) quoted forward prices for commodities, (ii) time value, (iii) quoted forward interest rates, (iv) current market prices and contractual prices for the underlying instruments, (v) risk of nonperformance by the Company and the counterparty, and (vi) other relevant economic measures. The Company utilizes its counterparties to assess the reasonableness of its prices and valuation techniques. To the extent a legal right of offset with a counterparty exists, the derivative assets and liabilities are reported on a net basis.

  (q) Fair Value Measures

        FASB ASC Topic 820, Fair Value Measurements and Disclosures, clarifies the definition of fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This guidance also relates to all nonfinancial assets and liabilities that are not recognized or disclosed on a recurring basis (e.g., those measured at fair value in a business combination, the initial recognition of asset retirement obligations, and impairments of proved oil and gas properties, and other long-lived assets). The fair value is the price that the Company estimates would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy is used to prioritize input to valuation techniques used to estimate fair value. An asset or liability subject to the fair value requirements is categorized within the hierarchy based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. The highest priority (Level 1) is given to unadjusted quoted market prices in active markets for identical assets or liabilities, and the lowest priority (Level 3) is given to unobservable inputs. Level 2 inputs are data, other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Instruments which are valued using Level 2 inputs include nonexchange traded derivatives such as over-the-counter commodity price swaps, basis swaps, and interest rate swaps. Valuation models used to measure fair value of these instruments consider various Level 2 inputs including (i) quoted forward prices for commodities, (ii) time value, (iii) quoted forward interest rates, (iv) current market prices and contractual prices for the underlying instruments, (v) risk of nonperformance by the Company and the counterparty, and (vi) other relevant economic measures. The Company utilizes its counterparties to assess the reasonableness of its prices and valuation techniques. To the extent a legal right of offset with a counterparty exists, the derivative assets and liabilities are reported on a net basis.

Industry Segment and Geographic Information

(i)    Industry Segment and Geographic Information

        We have evaluated how the Company is organized and managed and have identified one operating segment—the exploration and production of oil, natural gas, and natural gas liquids. We consider our gathering, processing, and marketing functions as ancillary to our oil and gas producing activities. All of our assets are located in the United States and all of our revenues are attributable to United States customers.

  (r) Industry Segment and Geographic Information

        We have evaluated how the Company is organized and managed and have identified one operating segment—the exploration and production of oil, natural gas, and natural gas liquids. We consider our gathering, processing, and marketing functions as ancillary to our oil and gas producing activities. All of our assets are located in the United States and all of our revenues are attributable to customers located in the United States.

Guarantees

(j)    Guarantees

        In November 2009 and January 2010, an indirect wholly owned finance subsidiary of Antero Resources LLC, Antero Finance, issued $375 million and $150 million, respectively, of 9.375% senior notes due December 1, 2017. In August 2011, Antero Finance issued $400 million of 7.25% senior notes due August 1, 2019. In November 2012 and February 2013, Antero Finance issued $300 million and $225 million, respectively, of 6.00% senior notes due December 1, 2020. For purposes of this footnote, we collectively refer to the 2017 senior notes, the 2019 senior notes and the 2020 senior notes as the "senior notes."

        Antero Resources LLC, as the parent company (for purposes of this footnote only, the Parent Company), has no independent assets or operations. Antero Finance is a 100% indirectly owned finance subsidiary of Parent Company. The senior notes are each guaranteed on a senior unsecured basis by Parent Company and all of Parent Company's wholly owned subsidiaries (other than Antero Finance) and certain of its future restricted subsidiaries. The guarantees are full and unconditional and joint and several. The guarantor subsidiaries may be released from those guarantees upon the occurrence of certain events, including (i) the designation of that subsidiary guarantor as an unrestricted subsidiary; (ii) the release or discharge of any guarantee or indebtedness that resulted in the creation of the guarantee of the senior notes by such subsidiary guarantor; or (iii) the sale or other disposition, including the sale of substantially all of the assets, of that subsidiary guarantor. There are no significant restrictions on Antero Finance's ability to obtain funds from the Parent Company or the subsidiary guarantors by dividend or loan, except those imposed by applicable law. However, the indentures governing the senior notes and the Credit Facility agreement contain significant restrictions on the ability of Antero Finance or the subsidiary guarantors to make distributions to the Parent Company. Finally, the Parent Company's wholly owned subsidiaries do not have restricted assets that exceed 25% of net assets as of the most recent fiscal year end that may not be transferred to the Parent Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party.

  (s) Guarantees

        In November 2009 and January 2010, an indirect wholly owned finance subsidiary of Antero Resources LLC, Antero Finance, issued $375 million and $150 million, respectively, of 9.375% senior notes due December 1, 2017. In August 2011, Antero Finance issued $400 million of 7.25% senior notes due August 1, 2019. In November 2012 and February 2013, Antero Finance issued $300 million and $225 million of 6.00% senior notes due December 1, 2020. For purposes of this footnote, we collectively refer to the 2017 senior notes, the 2019 senior notes and the 2020 senior notes as the "senior notes."

        Antero Resources LLC, as the parent company (for purposes of this footnote only, the Parent Company), has no independent assets or operations. Antero Finance is a 100% indirectly owned finance subsidiary of Parent Company. The senior notes are each guaranteed on a senior unsecured basis by Parent Company and all of Parent Company's wholly owned subsidiaries (other than Antero Finance) and certain of its future restricted subsidiaries. The guarantees are full and unconditional and joint and several. The guarantor subsidiaries may be released from those guarantees upon the occurrence of certain events, including (i) the designation of that subsidiary guarantor as an unrestricted subsidiary; (ii) the release or discharge of any guarantee or indebtedness that resulted in the creation of the guarantee of the senior notes by such subsidiary guarantor; or (iii) the sale or other disposition, including the sale of substantially all of the assets, of that subsidiary guarantor. There are no significant restrictions on Antero Finance's ability to obtain funds from the Parent Company or the subsidiary guarantors by dividend or loan, except those imposed by applicable law. However, the indentures governing the senior notes and the Credit Facility agreement contain significant restrictions on the ability of Antero Finance or the subsidiary guarantors to make distributions to the Parent Company. Finally, the Parent Company's wholly owned subsidiaries do not have restricted assets that exceed 25% of net assets as of the most recent fiscal year end that may not be transferred to the Parent Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Significant Accounting Policies
Schedule of the Company's sales to major customers including sales in discontinued operations (purchases in excess of 10% of total sales)

	2010	2011	2012
Company A	23%	28%	23%
Company B	13	17	13
Company C	11	12	10
All others	53	43	54

	100%	100%	100%

Sale of Piceance and Arkoma Properties - Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Sale of Piceance and Arkoma Properties - Discontinued Operations
Schedule of results of operations and the loss on the sale of the Piceance Basin and Arkoma Basin assets shown as discontinued operations on the accompanying Consolidated Statement of Operations and Comprehensive Income (Loss)

	Three months ended June 30, 2012	Six months ended June 30, 2012
Sales of oil, natural gas, and natural gas liquids	$35,103	82,406
Commodity derivative fair value gains (losses)	(550)	65,238

Total revenues	34,553	147,644

Lease operating expenses	6,331	13,965
Gathering, compression, and transportation	14,152	30,525
Production taxes	1,264	3,098
Exploration expenses	200	412
Impairment of unproved properties	243	993
Depletion, depreciation, and amortization	31,585	63,147
Accretion of asset retirement obligations	113	219
Loss on sale of discontinued operations	427,232	427,232

Total expenses	481,120	539,591

Loss from discontinued operations before income taxes	(446,567)	(391,947)
Income tax (expense) benefit	1,717	(12,727)

Net losss from discontinued operations attributable to Antero equity owners	$(444,850)	(404,674)

	Year ended December 31
	2010	2011	2012
Sales of oil, natural gas, and natural gas liquids	$159,031	196,705	125,396
Commodity derivative fair value gains	166,685	180,130	46,358
Gas gathering and processing revenue	20,554	—	—
Gain on sale of midstream assets	147,559	—	—

Total revenues	493,829	376,835	171,754

Lease operating expenses	24,353	26,037	19,901
Gathering, compression, and transportation	36,572	50,453	45,089
Production taxes	5,892	6,307	2,967
Exploration expenses	22,444	5,842	664
Impairment of unproved properties	29,783	6,387	962
Depletion, depreciation, and amortization	115,433	114,805	88,720
Accretion of asset retirement obligations	306	359	404
Loss on sale of assets	—	—	795,945

Total expenses	234,783	210,190	954,652

Income (loss) from discontinued operations before income taxes	259,046	166,645	(782,898)
Income tax (expense) benefit	(29,070)	(45,155)	272,553

Net income (loss)	229,976	121,490	(510,345)
Noncontrolling interest in net income of consolidated subsidiary	(1,564)	—	—

Net income (loss) from discontinued operations attributable to Antero equity owners	$228,412	121,490	(510,345)

Bluestone Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Bluestone Acquisition
Summary of the consideration paid and the amounts of the assets acquired and liabilities assumed

Consideration:
Cash	$96.2
I-5 and B-6 units (3,814,392 each) in Antero Resources LLC	97.0

Total fair value of consideration transferred	$193.2

Acquisition related costs (included in operating expenses in the Company's statement of operations for the year ended December 31, 2011)	$2.5
Fair values of identifiable assets acquired and liabilities assumed:
Current assets	$17.2
Oil and gas properties:
Producing properties	50.7
Undeveloped leases	206.3
Other	4.3
Other long-term assets	9.3
Current liabilities	(7.0)
Long term liabilities	(26.2)
Deferred tax liabilities	(61.4)

Net assets acquired	$193.2

Long-term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-term Debt
Schedule of long-term debt

	December 31, 2012	June 30, 2013
Bank credit facility(a)	$217,000	960,000
9.375% senior notes due 2017(b)	525,000	525,000
7.25% senior notes due 2019(c)	400,000	400,000
6.00% senior notes due 2020(d)	300,000	525,000
9.00% senior note(d)	25,000	25,000
Net premium	2,058	8,217

	1,469,058	2,443,217
Less amounts due within one year	25,000	25,000

Total	$1,444,058	2,418,217

	2011	2012
Bank credit facility (a)	$365,000	217,000
9.375% senior notes due 2017 (b)	525,000	525,000
7.25% senior notes due 2019 (c)	400,000	400,000
6.00% senior notes due 2020 (d)	—	300,000
9.00% senior note due 2013 (e)	25,000	25,000
Net unamortized premium	2,330	2,058

	1,317,330	1,469,058
Less amounts due within one year	—	25,000

	$1,317,330	1,444,058

Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Asset Retirement Obligations
Schedule of reconciliation of asset retirement obligations

Asset retirement obligations—beginning of period	$10,552
Obligations incurred	44
Accretion expense	531

Asset retirement obligations—end of period	$11,127

	2011	2012
Asset retirement obligations—beginning of year	$5,374	6,715
Obligations incurred for wells drilled or on properties acquired	906	9,440
Obligations related to assets sold	—	(6,107)
Accretion expense	435	504

Asset retirement obligations—end of year	$6,715	10,552

Ownership Structure (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Ownership Structure
Schedule of the outstanding units

Units authorized and issued
Class I units	107,281,058
Class A and B units	40,007,463
Class A and B profits units	19,726,873

167,015,394

Units authorized and issued
Class I units	107,281,058
Class A and B units	40,007,463
Class A and B profit units	19,726,873

167,015,394

Membership Interests Awards (Tables)	12 Months Ended
Dec. 31, 2012
Membership Interests Awards
Summary of the status of the net membership interests outstanding and changes during the period

Balance, January 1, 2012	7,957,283
Granted	806,000
Forfeited/canceled	(203,500)

Outstanding at December 31, 2012	8,559,783

Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Risk Management Activities
Schedule of outstanding commodity derivatives

	MMbtu/day	Bbls/day	Price
Year ending December 31, 2013:
CGTAP	260,921	—	$4.48
Dominion South	191,075	—	4.79
NYMEX-WTI	—	300	90.30

2013 Total	451,996	300

Year ending December 31, 2014:
CGLA	10,000		$3.87
CGTAP	210,000		5.11
Dominion South	160,000		5.15

2014 Total	380,000

Year ending December 31, 2015:
CGLA	40,000		$4.00
CGTAP	120,000		5.01
Dominion South	230,000		5.60

2015 Total	390,000

Year ending December 31, 2016:
CGLA	170,000		$4.09
CGTAP	60,000		4.91
Dominion South	272,500		5.35
NYMEX	20,000		4.39

2016 Total	522,500

Year ending December 31, 2017:
CGLA	420,000		$4.27
NYMEX	140,000		4.53
CCG	70,000		4.57

2017 Total	630,000

Year ending December 31, 2018:
NYMEX	430,000		$4.78

	MMbtu/day	Bbls/day	price
Year ending December 31, 2013:
CGTAP	122,631	—	$5.02
Dominion South	191,702	—	4.77
NYMEX-WTI	—	300	90.30

2013 Total	314,333	300

Year ending December 31, 2014:
CGLA	10,000		$3.87
CGTAP	200,000		5.16
Dominion South	160,000		5.15

2014 Total	370,000

Year ending December 31, 2015:
CGLA	40,000		$4.00
CGTAP	120,000		5.01
Dominion South	230,000		5.60

2015 Total	390,000

Year ending December 31, 2016:
CGLA	170,000		$4.09
CGTAP	60,000		4.91
Dominion South	272,500		5.35

2016 Total	502,500

Year ending December 31, 2017:
CGLA	420,000		$4.27

Year ending December 31, 2018:
CGLA	75,000		$4.90

Summary of the fair values of derivative instruments, which are not designated as hedges for accounting purposes

	December 31, 2012		June 30, 2013
	Balance sheet location	Fair value	Balance sheet location	Fair value
Asset derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current assets	$160,579	Current assets	$205,221
Commodity contracts	Long-term assets	371,436	Long-term assets	388,694

Total asset derivatives		532,015		593,915

Liability derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current liabilities	—	Current liabilities	264
	Long-term liabilities	—	Long-term liabilities	371

Net asset value of derivatives		$532,015		$593,280

	2011		2012
	Balance sheet location	Fair value	Balance sheet location	Fair value
		(In thousands)		(In thousands)
Asset derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current assets	$248,550	Current assets	$160,579
Commodity contracts	Long-term assets	541,423	Long-term assets	371,436

Total asset derivatives		$789,973		$532,015

Summary of commodity derivative fair value gains (losses)

		Three months ended June 30		Six months ended June 30
	Statement of operations location
		2012	2013	2012	2013
Commodity derivative fair value gains (losses)	Revenue	$(6,040)	195,483	211,214	123,542
Commodity derivative fair value gains (losses)	Discontinued operations	(550)	—	65,238	—

Total commodity derivative fair value gains (losses)		$(6,590)	195,483	276,452	123,542

	Statement of operations location	2010	2011	2012
Commodity derivative fair value gains	Revenue	$77,599	496,064	179,546
Commodity derivative fair value gains	Discontinued operations	166,685	180,130	46,358

Total commodity derivative fair value gains		244,284	676,194	225,904

Interest rate derivative fair value losses		(2,677)	(94)	—

Net derivative fair value gains		$241,607	676,100	225,904

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of income tax expense from continuing operations

	2010	2011	2012
Current income tax expense	$—	—	15,000
Deferred income tax expense	939	185,297	106,229

Total income tax expense from continuing operations	$939	185,297	121,229

Schedule of reconciliation of income tax expense from continuing operations

	2010	2011	2012
Federal income tax expense	$404	159,770	121,276
State income tax expense, net of federal benefit	57	23,593	4,761
Change in valuation allowance	1,197	(934)	(4,872)
Other	(719)	2,868	64

Total income tax expense from continuing operations	$939	185,297	121,229

Schedule of income tax expense (benefit) allocated to continuing and discontinued operations

	2010	2011	2012
Continuing operations	$939	185,297	121,229
Discontinued operations and sale of discontinued operations	29,070	45,155	(272,553)

Total income tax expense / (benefit)	$30,009	230,452	(151,324)

Schedule of net deferred tax assets and liabilities

	2011	2012
Deferred tax assets:
Net operating loss carryforwards	$364,017	417,385
Capital loss carryforwards	5,292	5,367
Minimum tax credit carryforward		15,000
Other	10,490	5,006

Total deferred tax assets	379,799	442,758
Valuation allowance	(13,833)	(47,678)

Net deferred tax assets	365,966	395,080

Deferred tax liabilities:
Unrealized gains on derivative instruments	311,434	206,937
Depreciation differences on gathering system	5,100	—
Oil and gas properties	370,067	342,455

Total deferred tax liabilities	686,601	549,392

Net deferred tax liabilities	$(320,635)	(154,312)

Schedule of reconciliation of beginning and ending amount of unrecognized tax benefits

2012
Balance at beginning of year	$—
Additions based upon tax positions related to the current year	15,000

Balance at end of year	$15,000

Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments
Schedule of future minimum payments for firm transportation agreements, drilling and compression facility obligations, and leases

	Firm transportation (a)	Gas processing, gathering and compression (b)	Drilling rigs and frac Services (c)	Office and equipment (d)	Total
Year ending December 31:
2013	$36	111	150	1	298
2014	93	107	98	3	301
2015	116	126	44	3	289
2016	116	131	—	3	250
2017	113	125	—	3	241
Thereafter	854	564	—	15	1,433

Total	$1,328	1,164	292	28	2,812

Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Information on Oil and Gas Producing Activities (Unaudited)
Schedule of capitalized costs relating to oil and gas producing activities

	Year ended December 31
	2011	2012
	(In thousands)
Proved properties	$2,497,306	1,689,132
Unproved properties	834,255	1,243,237

	3,331,561	2,932,369
Accumulated depreciation and depletion	(586,444)	(158,210)

Net capitalized costs	$2,745,117	2,774,159

Schedule of costs incurred in certain oil and gas activities

	Year ended December 31
	2010	2011	2012
	(In thousands)
Acquisition costs
Proved property	$50,657	$105,405	$10,254
Unproved property	247,733	195,131	687,403
Development costs	224,297	433,053	690,517
Exploration costs	75,961	95,563	158,074

Total costs incurred	$598,648	$829,152	$1,546,248

Schedule of results of operations (including discontinued operations) for oil and gas producing activities

	Year ended December 31
	2010	2011	2012
	(In thousands)
Revenues	$206,462	391,994	390,378
Operating expenses:
Production expenses	80,097	136,635	185,505
Exploration expenses	24,794	9,876	15,339
Depreciation and depletion	124,341	164,011	181,664
Impairment	35,859	11,051	13,032

Results of operations before income tax expense (benefit)	(58,629)	70,421	(5,162)
Income tax (expense) benefit	6,449	(26,056)	2,008

Results of operations	$(52,180)	44,365	(3,154)

Schedule of proved developed and undeveloped reserves

	Natural gas (Bcf)	NGLS (MMBbl)	Oil and condensate (MMBbl)		Equivalents (Bcfe)
Proved developed and undeveloped reserves:
December 31, 2009	1,130	—	1		1,141
Revisions	38	35	1		253
Extensions, discoveries and other additions	1,248	69	8		1,712
Production	(45)	—	—	(a)	(47)
Purchase of reserves	172	—	—		172

December 31, 2010	2,543	104	10		3,231
(a)
Less than 1.0

	Natural gas (Bcf)	NGLS (MMBbl)	Oil and condensate (MMBbl)		Equivalents (Bcfe)
Revisions	(223)	2	7		(172)
Extensions, discoveries and other additions	1,644	57	—	(a)	1,982
Production	(84)	(1)	—	(a)	(89)
Purchase of reserves	52	2	—		66
Sale of reserves in place	(1)	—	—		(1)

December 31, 2011	3,931	164	17		5,017
Revisions	198	4	—	(a)	222
Extensions, discoveries and other additions	1,242	115	3		1,951
Production	(87)	— (a)	—	(a)	(87)
Sale of reserves in place	(1,590)	(80)	(17)		(2,174)

December 31, 2012	3,694	203	3		4,929

Schedule of proved developed and undeveloped reserves by fiscal year maturity

	Natural gas (Bcf)	NGLS (MMBbl)	Oil and condensate (MMBbl)	Equivalents (Bcfe)
Proved developed reserves:
December 31, 2010	400	9	1	457
December 31, 2011	718	19	2	844
December 31, 2012	828	36	1	1,047
Proved undeveloped reserves:
December 31, 2010	2,143	95	10	2,774
December 31, 2011	3,213	145	15	4,173
December 31, 2012	2,866	167	2	3,882

Schedule of standardized measure of discounted future net cash flows attributable to proved reserves

	Year ended December 31
	2010	2011	2012
	(In millions)
Future cash inflows	$13,114	20,046	12,151
Future production costs	(3,088)	(3,491)	(1,660)
Future development costs	(4,036)	(5,085)	(3,270)

Future net cash flows before income tax	5,990	11,470	7,221
Future income tax expense	(1,438)	(3,287)	(1,603)

Future net cash flows	4,552	8,183	5,618
10% annual discount for estimated timing of cash flows	(3,455)	(5,713)	(4,017)

Standardized measure of discounted future net cash flows	$1,097	2,470	1,601

Schedule of weighted average prices used to estimate the Company's total equivalent reserves

	Arkoma	Piceance	Appalachia
	(Per Mcfe)
December 31, 2010	$4.18	3.93	4.51
December 31, 2011	3.90	3.84	4.16
December 31, 2012	NA	NA	2.78

Schedule of changes in standardized measure of discounted future net cash flow

	Year ended December 31
	2010	2011	2012
	(In millions)
Sales of oil and gas, net of productions costs	$(126)	(255)	(147)
Net changes in prices and production costs	382	215	(1,631)
Development costs incurred during the period	81	247	296
Net changes in future development costs	(61)	(106)	(92)
Extensions, discoveries and other additions	695	1,684	813
Acquisitions	92	51	—
Divestitures	—	—	(1,277)
Revisions of previous quantity estimates	113	(182)	88
Accretion of discount	29	147	322
Net change in income taxes	(359)	(605)	653
Other changes	16	177	106

Net increase (decrease)	862	1,373	(869)
Beginning of year	235	1,097	2,470

End of year	$1,097	2,470	1,601

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil and Gas Properties
Impairment of unproved properties for leases expired or expected to expire					$ 13,000,000	$ 11,100,000	$ 35,900,000
Period of deferrment of significant costs, pending proved reserves					1 year
Depreciation, depletion, and amortization expense for oil and gas properties					181,700,000	164,000,000	124,300,000
Other Property and Equipment
Depreciation expense	52,589,000	22,321,000	92,953,000	38,431,000	102,026,000	55,716,000	18,522,000
Deferred Financing Costs
Unamortized deferred financing costs included in other long-term assets					28,100,000
Amounts amortized and the write-off of previously deferred debt issuance costs					5,200,000	3,800,000	4,100,000
Gathering Systems and Facilities
Other Property and Equipment
Estimated useful life					P20Y
Depreciation expense					7,400,000	5,500,000	8,800,000
Other property and equipment
Other Property and Equipment
Depreciation expense					$ 1,700,000	$ 1,000,000	$ 800,000
Other property and equipment | Minimum
Other Property and Equipment
Estimated useful life					P3Y
Other property and equipment | Maximum
Other Property and Equipment
Estimated useful life					P5Y

Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Significant Accounting Policies
Collection period for accounts receivable	1 month

Summary of Significant Accounting Policies (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentrations of Credit Risk
Sales to major customers (as a percent)	100.00%	100.00%	100.00%
Company A
Concentrations of Credit Risk
Sales to major customers (as a percent)	23.00%	28.00%	23.00%
Company B
Concentrations of Credit Risk
Sales to major customers (as a percent)	13.00%	17.00%	13.00%
Company C
Concentrations of Credit Risk
Sales to major customers (as a percent)	10.00%	12.00%	11.00%
All others
Concentrations of Credit Risk
Sales to major customers (as a percent)	54.00%	43.00%	53.00%

Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 item	Dec. 31, 2012 segment
Concentrations of Credit Risk
Fair value of commodity derivative contracts	$ 593,000
Industry Segment and Geographic Information
Number of operating segments	1	1
JP Morgan
Concentrations of Credit Risk
Fair value of commodity derivative contracts	102,000
BNP Paribas
Concentrations of Credit Risk
Fair value of commodity derivative contracts	150,000
Credit Suisse
Concentrations of Credit Risk
Fair value of commodity derivative contracts	161,000
Wells Fargo
Concentrations of Credit Risk
Fair value of commodity derivative contracts	99,000
Barclays
Concentrations of Credit Risk
Fair value of commodity derivative contracts	65,000
Deutsche Bank
Concentrations of Credit Risk
Fair value of commodity derivative contracts	11,000
Union Bank
Concentrations of Credit Risk
Fair value of commodity derivative contracts	2,000
Dominion Field Services
Concentrations of Credit Risk
Fair value of commodity derivative contracts	2,000
Net fair value of commodity derivative assets position | Credit concentration
Concentrations of Credit Risk
Fair value of commodity derivative contracts		532,000
Net fair value of commodity derivative assets position | Credit concentration | JP Morgan
Concentrations of Credit Risk
Fair value of commodity derivative contracts		94,000
Net fair value of commodity derivative assets position | Credit concentration | BNP Paribas
Concentrations of Credit Risk
Fair value of commodity derivative contracts		124,000
Net fair value of commodity derivative assets position | Credit concentration | Credit Suisse
Concentrations of Credit Risk
Fair value of commodity derivative contracts		150,000
Net fair value of commodity derivative assets position | Credit concentration | Wells Fargo
Concentrations of Credit Risk
Fair value of commodity derivative contracts		86,000
Net fair value of commodity derivative assets position | Credit concentration | Barclays
Concentrations of Credit Risk
Fair value of commodity derivative contracts		57,000
Net fair value of commodity derivative assets position | Credit concentration | Deutsche Bank
Concentrations of Credit Risk
Fair value of commodity derivative contracts		11,000
Net fair value of commodity derivative assets position | Credit concentration | Union Bank
Concentrations of Credit Risk
Fair value of commodity derivative contracts		4,000
Net fair value of commodity derivative assets position | Credit concentration | Dominion Field Services
Concentrations of Credit Risk
Fair value of commodity derivative contracts		6,000

Sale of Piceance and Arkoma Properties - Discontinued Operations (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Piceance Basin and Arkoma Basin	Jun. 30, 2012 Piceance Basin and Arkoma Basin	Dec. 31, 2012 Piceance Basin and Arkoma Basin	Dec. 31, 2011 Piceance Basin and Arkoma Basin	Dec. 31, 2010 Piceance Basin and Arkoma Basin	Dec. 21, 2012 Piceance Basin	Dec. 31, 2012 Piceance Basin	Jun. 29, 2012 Arkoma properties	Jun. 30, 2012 Arkoma properties	Dec. 31, 2012 Arkoma properties	Dec. 31, 2010 Arkoma properties
Sale of Piceance and Arkoma Properties - Discontinued Operations
Proceeds from the sale adjusted for expenses of the sale and estimated income, expenses, and capital costs													$ 316,000,000		$ 427,000,000
Sale consideration													325,000,000		445,000,000
Loss on sale				427,232,000	795,945,000		(147,559,000)	427,232,000	427,232,000				364,000,000	364,000,000
Proceeds from liquidation of hedge positions													100,000,000
Results of operations and the loss on the sale of the assets
Sales of oil, natural gas, and natural gas liquids								35,103,000	82,406,000	125,396,000	196,705,000	159,031,000
Commodity derivative fair value gains	195,483,000	(6,040,000)	123,542,000	211,214,000	179,546,000	496,064,000	77,599,000	(550,000)	65,238,000	46,358,000	180,130,000	166,685,000
Gas gathering and processing revenue												20,554,000
Gain on sale of midstream assets				291,305,000	291,190,000							147,559,000						148,000,000
Total revenue	387,144,000	38,925,000	448,598,000	592,666,000	735,718,000	691,353,000	125,030,000	34,553,000	147,644,000	171,754,000	376,835,000	493,829,000
Lease operating expenses	1,454,000	1,866,000	2,525,000	2,559,000	6,243,000	4,608,000	1,158,000	6,331,000	13,965,000	19,901,000	26,037,000	24,353,000
Gathering, compression, and transportation	48,670,000	20,079,000	89,640,000	31,654,000	91,094,000	37,315,000	9,237,000	14,152,000	30,525,000	45,089,000	50,453,000	36,572,000
Production taxes	10,108,000	3,371,000	18,727,000	7,113,000	20,210,000	11,915,000	2,885,000	1,264,000	3,098,000	2,967,000	6,307,000	5,892,000
Exploration expenses	7,300,000	2,952,000	11,662,000	4,756,000	14,675,000	4,034,000	2,350,000	200,000	412,000	664,000	5,842,000	22,444,000
Impairment of unproved properties	4,803,000	1,295,000	6,359,000	1,581,000	12,070,000	4,664,000	6,076,000	243,000	993,000	962,000	6,387,000	29,783,000
Depletion, depreciation and amortization	52,589,000	22,321,000	92,953,000	38,431,000	102,026,000	55,716,000	18,522,000	31,585,000	63,147,000	88,720,000	114,805,000	115,433,000
Accretion of asset retirement obligations	267,000	24,000	531,000	46,000	101,000	76,000	11,000	113,000	219,000	404,000	359,000	306,000
Loss on sale of assets						8,700,000				795,945,000					432,000,000	432,000,000
Total operating expenses	138,758,000	62,381,000	248,681,000	105,786,000	291,703,000	160,370,000	64,735,000	481,120,000	539,591,000	954,652,000	210,190,000	234,783,000
Income (loss) from discontinued operations before income taxes	248,386,000	(23,456,000)	199,917,000	486,880,000	444,015,000	530,983,000	60,295,000	(446,567,000)	(391,947,000)	(782,898,000)	166,645,000	259,046,000
Income tax (expense) benefit					272,553,000	(45,155,000)	(29,070,000)	1,717,000	(12,727,000)	272,553,000	(45,155,000)	(29,070,000)
Net income (loss)										(510,345,000)	121,490,000	229,976,000					(510,346,000)
Noncontrolling interest in net income of consolidated subsidiary												(1,564,000)
Net losss from discontinued operations attributable to Antero equity owners		$ (444,850,000)		$ (404,674,000)	$ (510,345,000)	$ 121,490,000	$ 228,412,000	$ (444,850,000)	$ (404,674,000)	$ (510,345,000)	$ 121,490,000	$ 228,412,000					$ (510,346,000)

Sale of Appalachian Gathering Assets (Details) (USD $)	6 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Appalachian Gathering Assets acre mi	Mar. 31, 2012 Appalachian Gathering Assets	Jun. 30, 2013 Appalachian Gathering Assets	Dec. 31, 2012 Appalachian Gathering Assets	Mar. 26, 2012 Appalachian Gathering Assets acre	Jun. 30, 2013 Appalachian Gathering Assets Maximum	Dec. 31, 2012 Appalachian Gathering Assets Maximum
Sale of Piceance and Arkoma Properties - Discontinued Operations
Period of exclusive rights to gather the gas within AOD				20 years
Sale consideration				$ 375,000,000
Area of low pressure pipeline systems and gathering rights sold (in miles)				25
Area of land held (in acres)								104,000
Area of AOD (in acres)				250,000
Period for which entity is committed to deliver minimum volumes into gathering systems, with certain carryback and carryforward adjustments for coverages or deficiencies						7 years	7 years
Additional sale proceeds on meeting certain volume threshold									40,000,000	40,000,000
Earn out period						3 years	3 years
Gain recognized on the sale of assets	$ 291,305,000	$ 291,190,000	$ (8,700,000)	$ 291,000,000	$ 291,000,000

Bluestone Acquisition (Details) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 BEP	Dec. 02, 2010 BEP item acre	Dec. 02, 2010 BEP Level 3 inputs	Dec. 31, 2012 BEP Class I-5 units	Dec. 31, 2012 BEP Class B-6 units
Bluestone Acquisition
Percentage of interest acquired			100.00%
Number of producing wells			96
Area of unproved leaseholds (in acres)			37,250
Consideration:
Cash			$ 96,200,000
I-5 and B-6 units in Antero Resources LLC			97,000,000
Total fair value of consideration transferred			193,200,000
Units issued					3,814,392	3,814,392
Acquisition related costs	2,544,000	2,500,000
Fair values of identifiable assets acquired and liabilities assumed:
Current assets			17,200,000
Property, plant, and equipment
Producing properties	50,700,000			50,700,000
Undeveloped leases	206,300,000			206,300,000
Other				4,300,000
Other long-term assets				9,300,000
Current liabilities			(7,000,000)
Long term liabilities			(26,200,000)
Deferred tax liabilities			(61,400,000)
Net assets acquired			193,200,000
Estimated fair value of the units issued				$ 97,000,000

Notes Receivable (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notes Receivable
Notes receivable from a drilling contractor	$ 7.2	$ 12.1

Long-term Debt (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Bank credit facility	Dec. 31, 2012 Bank credit facility	Aug. 29, 2013 Bank credit facility	Dec. 31, 2011 Bank credit facility	Jun. 30, 2013 Bank credit facility Minimum	Dec. 31, 2012 Bank credit facility Minimum	Jun. 30, 2013 Bank credit facility Maximum	Dec. 31, 2012 Bank credit facility Maximum	Jun. 30, 2013 9.375% senior notes due 2017	Dec. 31, 2012 9.375% senior notes due 2017	Dec. 31, 2011 9.375% senior notes due 2017	Jan. 31, 2010 9.375% senior notes due 2017 Antero Finance	Nov. 30, 2009 9.375% senior notes due 2017 Antero Finance	Jun. 30, 2013 9.375% senior notes due 2017 Antero Finance	Dec. 31, 2012 9.375% senior notes due 2017 Antero Finance	Nov. 17, 2009 9.375% senior notes due 2017 Antero Finance	Jun. 30, 2013 9.375% senior notes due 2017 Antero Finance On or after December 1, 2013	Dec. 31, 2012 9.375% senior notes due 2017 Antero Finance On or after December 1, 2013	Jun. 30, 2013 9.375% senior notes due 2017 Antero Finance On or after December 1, 2015	Dec. 31, 2012 9.375% senior notes due 2017 Antero Finance On or after December 1, 2015	Jun. 30, 2013 9.375% senior notes due 2017 Antero Finance Prior to December 1, 2013	Dec. 31, 2012 9.375% senior notes due 2017 Antero Finance Prior to December 1, 2013	Jun. 30, 2013 7.25% senior notes due 2019	Dec. 31, 2012 7.25% senior notes due 2019	Dec. 31, 2011 7.25% senior notes due 2019	Aug. 31, 2011 7.25% senior notes due 2019 Antero Finance	Jun. 30, 2013 7.25% senior notes due 2019 Antero Finance	Dec. 31, 2012 7.25% senior notes due 2019 Antero Finance	Jun. 30, 2013 7.25% senior notes due 2019 Antero Finance On or after August 1, 2014	Dec. 31, 2012 7.25% senior notes due 2019 Antero Finance On or after August 1, 2014	Jun. 30, 2013 7.25% senior notes due 2019 Antero Finance On or after August 1, 2017	Dec. 31, 2012 7.25% senior notes due 2019 Antero Finance On or after August 1, 2017	Jun. 30, 2013 7.25% senior notes due 2019 Antero Finance On or before August 1, 2014	Dec. 31, 2012 7.25% senior notes due 2019 Antero Finance On or before August 1, 2014	Jun. 30, 2013 7.25% senior notes due 2019 Maximum Antero Finance On or before August 1, 2014	Dec. 31, 2012 7.25% senior notes due 2019 Maximum Antero Finance On or before August 1, 2014	Jun. 30, 2013 6.00% senior notes due 2020	Dec. 31, 2012 6.00% senior notes due 2020	Feb. 04, 2013 6.00% senior notes due 2020 Antero Finance	Nov. 19, 2012 6.00% senior notes due 2020 Antero Finance	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance On or after December 1, 2015	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance On or after December 1, 2015	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance On or after December 1, 2018	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance On or after December 1, 2018	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance On or before December 1, 2015	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance On or before December 1, 2015	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance Prior to December 1, 2015	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance Prior to December 1, 2015	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance Prior to January 1, 2014	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance Prior to January 1, 2014	Jun. 30, 2013 6.00% senior notes due 2020 Maximum Antero Finance On or before December 1, 2015	Dec. 31, 2012 6.00% senior notes due 2020 Maximum Antero Finance On or before December 1, 2015	Dec. 31, 2010 9.00% senior note	Jun. 30, 2013 9.00% senior note	Dec. 31, 2012 9.00% senior note	Dec. 31, 2011 9.00% senior note	Jun. 30, 2013 Net unamortized premium	Dec. 31, 2012 Net unamortized premium	Dec. 31, 2011 Net unamortized premium	Jun. 30, 2013 Stand-alone revolving note	Dec. 31, 2012 Stand-alone revolving note
Long- term Debt
Long-term debt	$ 2,443,217,000	$ 1,469,058,000	$ 1,317,330,000	$ 960,000,000	$ 217,000,000		$ 365,000,000					$ 525,000,000	$ 525,000,000	$ 525,000,000												$ 400,000,000	$ 400,000,000	$ 400,000,000												$ 525,000,000	$ 300,000,000																		$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 8,217,000	$ 2,058,000	$ 2,330,000
Less amounts due within one year	25,000,000	25,000,000
Long-term debt	2,418,217,000	1,444,058,000	1,317,330,000
Interest rate (as a percent)												9.38%	9.38%	9.38%			9.38%	9.38%								7.25%	7.25%	7.25%		7.25%	7.25%									6.00%	6.00%			6.00%	6.00%														9.00%	9.00%	9.00%
Maximum amount of the Credit Facility				2,500,000,000	2,500,000,000																																																												25,000,000	25,000,000
Current borrowing base				1,750,000,000	1,220,000,000	2,000,000,000
Lender commitments				1,450,000,000	700,000,000	1,750,000,000
Increase in Lender commitments					1,220,000,000
Outstanding balance				960,000,000	217,000,000		365,000,000																																																										0	0
Weighted average interest rate (as a percent)				2.10%	1.91%		2.12%
Outstanding letters of credit				32,000,000	43,000,000		21,000,000
Commitment fees on the unused portion (as a percent)								0.38%	0.38%	0.50%	0.50%
Senior notes issued															150,000,000	375,000,000													400,000,000													225,000,000	300,000,000
Issue price as percentage of par value																																										103.00%
Discount on long-term debt																			2,600,000
Premium on long-term debt															6,000,000
Redemption price of the debt instrument in the event of change of control (as a percent)																				104.69%	104.69%	100.00%	100.00%	100.00%	100.00%							105.44%	105.44%	100.00%	100.00%	100.00%	100.00%									104.50%	104.50%	100.00%	100.00%	100.00%	100.00%			110.00%	110.00%
Percentage of the principal amount of the debt instrument which the entity may redeem with the proceeds from certain equity offerings																																						35.00%	35.00%																	35.00%	35.00%
Redemption price of the debt instrument if redeemed with the proceeds of certain equity offerings (as a percent)																																				107.25%	107.25%													106.00%	106.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control																														101.00%	101.00%																					101.00%	101.00%
Description of variable rate basis				LIBOR or lender's prime rate	LIBOR or lender's prime rate																																																												lender's prime rate	lender's prime rate
Unsecured notes payable assumed in the business acquisition																																																										$ 25,000,000
Basis spread on variable rate (as a percent)																																																																	1.00%	1.00%

Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligations
Asset retirement obligations - beginning of period	$ 10,552	$ 6,715	$ 5,374
Obligations incurred	(44)	9,440	906	332
Obligations related to assets sold		(6,107)
Accretion expense	(531)	504	435
Asset retirement obligations - end of period	$ 11,127	$ 10,552	$ 6,715	$ 5,374

Ownership Structure (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2011	Jun. 30, 2013 item	Dec. 31, 2012 class	Dec. 31, 2010
Ownership Structure
Units authorized and issued (in shares)		167,015,394	167,015,394
Proceeds from units issued				$ 97,000,000
Number of classes of outstanding units not entitled to current cash distributions or are convertible into indebtedness		3	3
Amount distributed to members to cover the tax liabilities resulting from the sale of the Arkoma midstream assets	28,900,000
Class I units
Ownership Structure
Units authorized and issued (in shares)		107,281,058	107,281,058
Special allocation (as a percent)		8.00%	8.00%
Aggregate liquidation priority, including the special allocation		2,279,000,000	2,191,000,000
Class A and B units
Ownership Structure
Units authorized and issued (in shares)		40,007,463	40,007,463
Class A and B profit units
Ownership Structure
Units authorized and issued (in shares)		19,726,873	19,726,873
Class I-5 and B-6 units
Ownership Structure
Proceeds from units issued				$ 97,000,000

Membership Interests Awards (Details) (Antero Holdings, Membership interests awards)	12 Months Ended
Dec. 31, 2012
Antero Holdings | Membership interests awards
Summary of the status of the net membership interests outstanding and changes during the period
Balance at beginning of period (in shares)	7,957,283
Granted (in shares)	806,000
Forfeited/canceled (in shares)	(203,500)
Balance at end of period (in shares)	8,559,783

Financial Instruments (Details) (Recurring, Level 2 market data, USD $) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Recurring | Level 2 market data
Financial Instruments
Fair value of senior notes	$ 1.5	$ 1.3

Derivative Instruments (Details) (Swaps)	Jun. 30, 2013	Dec. 31, 2012
CGLA | Year ending December 31, 2014
Commodity Derivatives
Weighted average index price		3.87
CGLA | Year ending December 31, 2015
Commodity Derivatives
Weighted average index price		4
CGLA | Year ending December 31, 2016
Commodity Derivatives
Weighted average index price		4.09
CGLA | Year ending December 31, 2017
Commodity Derivatives
Weighted average index price		4.27
CGLA | Year ending December 31, 2018
Commodity Derivatives
Weighted average index price		4.9
CGTAP | Year ending December 31, 2013
Commodity Derivatives
Weighted average index price		5.02
CGTAP | Year ending December 31, 2014
Commodity Derivatives
Weighted average index price		5.16
CGTAP | Year ending December 31, 2015
Commodity Derivatives
Weighted average index price		5.01
CGTAP | Year ending December 31, 2016
Commodity Derivatives
Weighted average index price		4.91
Dominion South | Year ending December 31, 2013
Commodity Derivatives
Weighted average index price		4.77
Dominion South | Year ending December 31, 2014
Commodity Derivatives
Weighted average index price		5.15
Dominion South | Year ending December 31, 2015
Commodity Derivatives
Weighted average index price		5.6
Dominion South | Year ending December 31, 2016
Commodity Derivatives
Weighted average index price		5.35
NYMEX-WTI | Year ending December 31, 2013
Commodity Derivatives
Weighted average index price	90.3	90.3
Natural gas | Year ending December 31, 2013
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	451,996	314,333
Natural gas | Year ending December 31, 2014
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	380,000	370,000
Natural gas | Year ending December 31, 2015
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	390,000	390,000
Natural gas | Year ending December 31, 2016
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	522,500	502,500
Natural gas | Year ending December 31, 2017
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	630,000
Natural gas | CGLA | Year ending December 31, 2014
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	10,000	10,000
Weighted average index price	3.87
Natural gas | CGLA | Year ending December 31, 2015
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	40,000	40,000
Weighted average index price	4
Natural gas | CGLA | Year ending December 31, 2016
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	170,000	170,000
Weighted average index price	4.09
Natural gas | CGLA | Year ending December 31, 2017
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	420,000	420,000
Weighted average index price	4.27
Natural gas | CGLA | Year ending December 31, 2018
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)		75,000
Natural gas | CGTAP | Year ending December 31, 2013
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	260,921	122,631
Weighted average index price	4.48
Natural gas | CGTAP | Year ending December 31, 2014
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	210,000	200,000
Weighted average index price	5.11
Natural gas | CGTAP | Year ending December 31, 2015
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	120,000	120,000
Weighted average index price	5.01
Natural gas | CGTAP | Year ending December 31, 2016
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	60,000	60,000
Weighted average index price	4.91
Natural gas | Dominion South | Year ending December 31, 2013
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	191,075	191,702
Weighted average index price	4.79
Natural gas | Dominion South | Year ending December 31, 2014
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	160,000	160,000
Weighted average index price	5.15
Natural gas | Dominion South | Year ending December 31, 2015
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	230,000	230,000
Weighted average index price	5.6
Natural gas | Dominion South | Year ending December 31, 2016
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	272,500	272,500
Weighted average index price	5.35
Oil | Year ending December 31, 2013
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	300	300
Oil | NYMEX-WTI | Year ending December 31, 2013
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	300	300

Derivative Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value of derivative instruments
Current portion of fair value of derivative assets	$ 205,221	$ 160,579	$ 248,550
Noncurrent portion of fair value of derivative assets	388,694	371,436	541,423
Commodity contracts
Fair value of derivative instruments
Net amounts of assets on balance sheet	593,915	532,015
Derivatives not designated as hedges for accounting purposes
Fair value of derivative instruments
Net amounts of assets on balance sheet		532,015	789,973
Derivatives not designated as hedges for accounting purposes | Commodity contracts
Fair value of derivative instruments
Current portion of fair value of derivative assets	205,221	160,579	248,550
Noncurrent portion of fair value of derivative assets	388,694	371,436	541,423
Net amounts of assets on balance sheet	$ 593,915	$ 532,015

Derivative Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of realized and unrealized gains (losses) on derivative instruments
Total Commodity derivative fair value gains	$ 195,483	$ (6,590)	$ 123,542	$ 276,452	$ 225,904	$ 676,194	$ 244,284
Interest rate derivative fair value losses						(94)	(2,677)
Net derivative fair value gains					225,904	676,100	241,607
Revenue
Summary of realized and unrealized gains (losses) on derivative instruments
Commodity derivative fair value gains	195,483	(6,040)	123,542	211,214	179,546	496,064	77,599
Discontinued operations
Summary of realized and unrealized gains (losses) on derivative instruments
Commodity derivative fair value gains		$ (550)		$ 65,238	$ 46,358	$ 180,130	$ 166,685

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax expense from continuing operations
Current income tax expense					$ 15,000
Deferred income tax expense			53,325	165,669	106,229	185,297	939
Total income tax expense from continuing operations					121,229	185,297	939
U.S. Statutory federal income tax rate (as a percent)					35.00%	35.00%	35.00%
Reconciliation of income tax expense from continuing operations differs from the amount that would be computed by applying the U.S. statutory federal income tax rate to consolidated income
Federal income tax expense					121,276	159,770	404
State income tax expense , net of federal benefit					4,761	23,593	57
Change in valuation allowance					(4,872)	(934)	1,197
Other					64	2,868	(719)
Total income tax expense from continuing operations	83,725	(14,442)	53,325	183,969	121,229	185,297	939
Income tax expense (benefit) allocated to continuing and discontinued operations
Continuing operations					121,229	185,297	939
Discontinued operations and sale of discontinued operations					(272,553)	45,155	29,070
Total income tax expense from continuing operations					(151,324)	230,452	30,009
Deferred tax assets:
Net operating loss carryforwards					417,385	364,017
Capital loss carryforwards					5,367	5,292
Minimum tax credit carryforward					15,000
Other					5,006	10,490
Total deferred tax assets					442,758	379,799
Valuation allowance					(47,678)	(13,833)
Net deferred tax assets					395,080	365,966
Deferred tax liabilities:
Unrealized gains on derivative instruments					206,937	311,434
Depreciation differences on gathering system						5,100
Oil and gas properties					342,455	370,067
Total deferred tax liabilities					549,392	686,601
Net deferred tax liabilities					$ (154,312)	$ (320,635)

Income Taxes (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Unrecognized tax benefits
Additions based upon tax positions related to the current year	$ 15,000,000
Balance at end of year	15,000,000
U.S Federal
Income Taxes
Net operating loss carryforward	1,000,000,000
Income tax refundable	14,000,000
State
Income Taxes
Net operating loss carryforward	$ 1,300,000,000

Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum payments
2013	$ 298
2014	301
2015	289
2016	250
2017	241
Thereafter	1,433
Total	2,812
Firm transportation
Future minimum payments
2013	36
2014	93
2015	116
2016	116
2017	113
Thereafter	854
Total	1,328
Gas processing, gathering and compression
Future minimum payments
2013	111
2014	107
2015	126
2016	131
2017	125
Thereafter	564
Total	1,164
Drilling rigs and frac Services
Future minimum payments
2013	150
2014	98
2015	44
Total	292
Gas Processing and Compression Service Commitments
Rigs committed	13
Office and equipment
Future minimum payments
2013	1
2014	3
2015	3
2016	3
2017	3
Thereafter	15
Total	28
Gas Processing and Compression Service Commitments
Rental expense under operating leases	$ 1.1	$ 1	$ 0.8

Contingencies (Details) (Violation of Clean Water Act, USD $)	Jun. 30, 2013	Dec. 31, 2012
Violation of Clean Water Act
Contingencies
Monetary sanctions resulting from non-compliance, minimum	$ 100,000	$ 100,000

Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Costs Relating to Oil and Gas Producing Activities
Producing properties		$ 1,689,132,000	$ 2,497,306,000
Unproved properties		1,243,237,000	834,255,000
Total		2,932,369,000	3,331,561,000
Accumulated depreciation and depletion		(158,210,000)	(586,444,000)
Net capitalized costs		2,774,159,000	2,745,117,000
Costs Incurred in Certain Oil and Gas Activities
Proved property acquisition costs		10,254,000	105,405,000	50,657,000
Unproved property acquisition costs		687,403,000	195,131,000	247,733,000
Development costs and other		839,151,000	527,710,000	299,926,000
Asset retirement obligation	(44,000)	9,440,000	906,000	332,000
Total costs incurred		1,546,248,000	829,152,000	598,648,000
Costs incurred allocated to proved properties				50,700,000
Costs incurred allocated to unproved properties				206,300,000
Results of Operations for Oil and Gas Producing Activities
Revenues		390,378,000	391,994,000	206,462,000
Operating expenses:
Production expenses		185,505,000	136,635,000	80,097,000
Exploration expenses		15,339,000	9,876,000	24,794,000
Depreciation and depletion		181,664,000	164,011,000	124,341,000
Impairment		13,032,000	11,051,000	35,859,000
Results of operations before income tax expense (benefit)		(5,162,000)	70,421,000	(58,629,000)
Income tax (expense) benefit		2,008,000	(26,056,000)	6,449,000
Results of operations		$ (3,154,000)	$ 44,365,000	$ (52,180,000)

Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Details 2)	12 Months Ended
	Dec. 31, 2012 Mcfe item	Dec. 31, 2011 Mcfe	Dec. 31, 2010 Mcfe
Supplemental Information on Oil and Gas Producing Activities (Unaudited)
Period of average pricing considered to calculate estimated proved reserves	12 months
Number of offset locations away from productive wells for proved undeveloped reserves	1
Scheduled drilling period for proved undeveloped reserves	5 years
Proved developed and undeveloped reserves:
Balance at the beginning of the period	5,017,000,000	3,231,000,000	1,141,000,000
Revisions	222,000,000	(352,000,000)	253,000,000
Extensions, discoveries and other additions	1,951,000,000	1,982,000,000	1,712,000,000
Production	(87,000,000)	(89,000,000)	(47,000,000)
Purchase of reserves		66,000,000	172,000,000
Sale of reserves in place	(2,174,000,000)	(1,000,000)
Balance at the end of the period	4,929,000,000	5,017,000,000	3,231,000,000
Oil and Gas Reserves
Proved developed reserves	1,047,000,000	844,000,000	457,000,000
Proved undeveloped reserves	3,882,000,000	4,173,000,000	2,774,000,000
Natural gas
Proved developed and undeveloped reserves:
Balance at the beginning of the period	3,931,000	2,543,000	1,130,000
Revisions	198,000	(223,000)	38,000
Extensions, discoveries and other additions	1,242,000	1,644,000	1,248,000
Production	(87,000)	(84,000)	(45,000)
Purchase of reserves		52,000	172,000
Sale of reserves in place	(1,590,000)	(1,000)
Balance at the end of the period	3,694,000	3,931,000	2,543,000
Oil and Gas Reserves
Proved developed reserves	828,000	718,000	400,000
Proved undeveloped reserves	2,866,000	3,213,000	2,143,000
NGLS
Proved developed and undeveloped reserves:
Balance at the beginning of the period	164	104
Revisions	4	(28)	35
Extensions, discoveries and other additions	115	87	69
Production		(1)
Purchase of reserves		2
Sale of reserves in place	(80)
Balance at the end of the period	203	164	104
Oil and Gas Reserves
Proved developed reserves	36	19	9
Proved undeveloped reserves	167	145	95
Oil and condensate
Proved developed and undeveloped reserves:
Balance at the beginning of the period	17	10	1
Revisions		7	1
Extensions, discoveries and other additions	3		8
Sale of reserves in place	(17)
Balance at the end of the period	3	17	10
Oil and Gas Reserves
Proved developed reserves	1	2	1
Proved undeveloped reserves	2	15	10
D&M, Ryder Scott, or Wright & Co
Oil and gas reserves
Percentage of proved reserves prepared			99.00%

Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Mcfe	Dec. 31, 2011 Mcfe	Dec. 31, 2010 Mcfe
Oil and gas reserves
Extensions, discoveries and other additions	1,951,000,000	1,982,000,000	1,712,000,000
Reduction of proved reserves resulted from downward price revisions	102,000,000
Sales of proved reserves	(2,174,000,000)	(1,000,000)
Increase in proved reserves due to performance revisions	324,000,000
Annual net cash inflows
Period of unweighted first day of the month average prices used to compute future cash inflows	12 months
Future cash inflows	$ 12,151	$ 20,046	$ 13,114
Future production costs	(1,660)	(3,491)	(3,088)
Future development costs	(3,270)	(5,085)	(4,036)
Future net cash flows before income tax	7,221	11,470	5,990
Future income tax expense	(1,603)	(3,287)	(1,438)
Future net cash flows	5,618	8,183	4,552
10% annual discount for estimated timing of cash flows	(4,017)	(5,713)	(3,455)
Standardized measure of discounted future net cash flows	$ 1,601	$ 2,470	$ 1,097
NGLs and oil
Oil and gas reserves
Extensions, discoveries and other additions	709,000,000
Arkoma Basin, Oklahoma
Oil and gas reserves
Extensions, discoveries and other additions		93,000,000	249,000,000
Piceance Basin
Oil and gas reserves
Extensions, discoveries and other additions		61,000,000	1,130,000,000
Appalachia Basin, Pennsylvania and West Virginia
Oil and gas reserves
Extensions, discoveries and other additions		1,995,000,000	301,000,000
Other areas
Oil and gas reserves
Extensions, discoveries and other additions		12,000,000	32,000,000
Arkoma and Piceance Basin
Oil and gas reserves
Sales of proved reserves	2,174,000,000

Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Standardized Measure of Discounted Future Net Cash Flow
Sales of oil and gas, net of productions costs	$ (147)	$ (255)	$ (126)
Net changes in prices and production costs	(1,631)	215	382
Development costs incurred during the period	296	247	81
Net changes in future development costs	(92)	(106)	(61)
Extensions, discoveries and other additions	813	1,684	695
Acquisitions		51	92
Divestitures	(1,277)
Revisions of previous quantity estimates	88	(182)	113
Accretion of discount	322	147	29
Net change in income taxes	653	(605)	(359)
Other changes	106	177	16
Net increase (decrease)	(869)	1,373	862
Beginning of period	2,470	1,097	235
End of period	$ 1,601	$ 2,470	$ 1,097
Arkoma Basin, Oklahoma | Weighted-average
Supplemental Information on Oil and Gas Producing Activities
Weighted average price of equivalent reserves (in dollar per share)		3.9	4.18
Piceance Basin | Weighted-average
Supplemental Information on Oil and Gas Producing Activities
Weighted average price of equivalent reserves (in dollar per share)		3.84	3.93
Appalachia Basin, Pennsylvania and West Virginia | Weighted-average
Supplemental Information on Oil and Gas Producing Activities
Weighted average price of equivalent reserves (in dollar per share)	2.78	4.16	4.51